As filed with the Securities and Exchange Commission on November 20, 2015

Registration No. 333-161336

811-07697

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 9	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 55	☒

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND

ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Charles F. Furtado, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415	Thomas F. English, Esq. Senior Vice President, Deputy General Counsel and Chief Insurance Counsel New York Life Insurance Company 51 Madison Avenue New York, New York 10010

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(i) of Rule 485.
☐	on pursuant to paragraph (a)(i) of 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT DATED NOVEMBER 20, 2015

TO THE PROSPECTUS, DATED MAY 1, 2015, FOR

CORPORATE EXECUTIVE ACCUMULATOR VARIABLE UNIVERSAL LIFE (CORP EXEC ACCUMULATOR VUL)

Investing in

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

This supplement amends the May 1, 2015 prospectus, as amended (the “Prospectus”), for the above-referenced New York Life variable universal life insurance policy (the “Policy”). You should read this information carefully before you invest, and retain this supplement for future reference together with the Prospectus for your Policy. This supplement is not valid unless it is read in conjunction with the Prospectus for the Policy. All capitalized terms have the same meaning as those included in the Prospectus.

The purpose of this supplement is to add the American Funds IS® Global Bond FundSM, the BlackRock® High Yield V.I. Fund, the DFA VA Global Bond Portfolio, the DFA VIT Inflation-Protected Securities Portfolio, the MFS® Global Real Estate Portfolio, the Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, and the UIF Global Infrastructure Portfolio as Investment Divisions that are available under the Policy as of December 1, 2015.

Keeping this purpose in mind, please note the following:

I.	Addition of the American Funds IS® Global Bond FundSM—Class I

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “American Funds IS® Asset Allocation FundSM—Class 2”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
American Funds IS® Global Bond FundSM—Class 1	0.53%	0.00%	0.04%	0.57%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “American Funds IS® Asset Allocation FundSM—Class 2”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
American Funds IS® Global Bond FundSM—Class 1	Capital Research and Management Company (“CRMC”)	• Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

II.	Addition of the BlackRock® High Yield V.I. Fund—Class I

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “American Funds IS® International FundSM—Class 2”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
BlackRock® High Yield V.I. Fund—Class I	0.54%	0.00%	0.33%	0.87%(dd)

(dd)    As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% of average daily net assets until May 1, 2016. BlackRock Advisors, LLC has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% of average daily net assets until May 1, 2016. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “BlackRock® Global Allocation V.I. Fund—Class I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
BlackRock® High Yield V.I. Fund—Class I	BlackRock Advisors, LLC	• Seeks to maximize total return, consistent with income generation and prudent investment management.

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III.	Addition of the DFA VA Global Bond and DFA VIT Inflation-Protected Securities Portfolios—Institutional Shares

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus before the entry for “DFA VA International Small Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
DFA VA Global Bond Portfolio	0.23%	0.00%	0.02%	0.25%

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “DFA VA U.S. Targeted Value Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
DFA VIT Inflation-Protected Securities Portfolio—Institutional Shares	0.10%	0.00%	0.03%	0.13%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus before the entry for “DFA VA International Small Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP Subadviser: Dimensional Fund Advisers, Ltd. and DFA Australia Limited	• Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

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Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “DFA VA U.S. Targeted Value Portfolio”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

DFA VIT Inflation-Protected Securities Portfolio—Institutional Shares	Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd. and DFA Australia Limited	• Seeks to provide inflation protection and earn current income consistent with inflation-protected securities.

IV.	Addition of the MFS® Global Real Estate Portfolio—Initial Class

Add the following entry to the table showing Annual Portfolio Company Operating for the Prospectus before the entry for “MFS® Global Tactical Allocation Portfolio”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
MFS® Global Real Estate Portfolio—Initial Class	0.90%	0.00%	0.05%	0.95%(ee)

(ee)    MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.95% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2016.

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “MFS® International Value Portfolio—Initial Class”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives
MFS® Variable Insurance Trust III:
• Seeks total return.
MFS® Global Real Estate Portfolio—Initial Class	MFS

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V.	Addition of the Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “Neuberger Berman AMT Large Cap Value Portfolio—Class I”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	0.85%	0.00%	0.17%	1.02%

Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “Neuberger Berman AMT Large Cap Value Portfolio—Class I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	Neuberger Berman Management LLC Subadviser: Neuberger Berman LLC	• Seeks growth of capital.

VI.	Addition of the UIF Global Infrastructure Portfolio—Class I

Add the following entry to the table showing Annual Portfolio Company Operating Expenses for the Prospectus after the entry for “UIF Emerging Markets Debt Portfolio—Class I”:

Fund	Management Fees	Distribution (12b-1) Fees(§)	Other Expenses	Total Fund Annual Expenses(#)
UIF Global Infrastructure Portfolio—Class I	0.85%	0.00%	0.52%	1.37%(ff)

(ff)    The Portfolio’s “Adviser,” Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

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Add the following entry to the table showing Funds and Eligible Portfolios for the Prospectus after the entry for “UIF Emerging Markets Debt Portfolio—Class I”:

Funds and Eligible Portfolios	Investment Adviser	Investment Objectives

UIF Global Infrastructure Portfolio— Class I	Morgan Stanley Investment Management Inc. Subadvisers: Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company	• Seeks both capital appreciation and current income.

VII.	Number of Investment Divisions

All references in the Prospectus to the number of available Investment Divisions should be changed to refer to 115 Investment Divisions, 114 of which are available to all policyowners.

VIII.	Number of Allocation Alternatives

All references in the Prospectus to the total number of available Allocation Alternatives should be changed to refer to 116 Allocation Alternatives, 115 of which are available to all policyowners.

IX.	Number of Investment Divisions in the Separate Account

Delete the first sentence of the third paragraph of the sub-section of the Prospectus entitled “Management and Organization—About the Separate Account,” and replace it with the following: “The Separate Account currently consists of 129 Investment Divisions and 115 are available under the policy (114 of the Investment Divisions are available to all policyowners).”

X.	Replacing the Sub-Section on “How the Policy Works”

The sub-section of the Prospectus entitled, “Charges Associated With the Policy—How the Policy Works,” is deleted in its entirety and replaced with the following:

HOW THE POLICY WORKS

This example is based on the charges applicable to a policy issued on or after the date of this prospectus during the First Policy Year, issued to a non-smoking insured male, issue age 45, who is part of a group with employer contributions and 100% employee participation with an initial Face Amount of $400,000 with a Target Premium of $18,680 who has selected Life Insurance Benefit Option 1 and the Guideline Premium Test, assuming current charges and a

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6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.16% for all years:

Premium Paid		$7,000
less:	Below Target Premium Sales Expense Charge	1,137
	Above Target Premium Sales Expense Charge	0
	State Premium Tax Charge (2%)	140
	Federal Premium Tax Charge (1.25%)	88

equals:	Net Premium	$5,635
less:	Mortality and Expense Risk charge (varies monthly)	25
less:	Charges for Cost of Insurance (varies monthly)	254
	Monthly contract charge ($10.00 per month in Policy Years 2 and following)	0

	Per Thousand Face Amount Charge	38
plus:	Net investment performance (varies daily)	282

equals:	Cash Value	$5,600
plus:	Deferred Premium Load Account	1,160

equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$6,760

There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the policy unless the policyowner pays more than the stated premium.

XI.	Appendix A: Illustrations

The section of the Prospectus entitled, “Appendix A: Illustrations” is deleted in its entirety and replaced with the following:

APPENDIX A

ILLUSTRATIONS

The following tables demonstrate the way in which your policy works. The tables are based on the sex, age, underwriting class, initial Life Insurance Benefit, and premium as follows:

The tables are for a policy issued to a male with Nonsmoker, Guaranteed Issue underwriting class and issue age 45, who is part of a group with employer contributions and 100% employee participation, with a planned annual premium of $7,000 for 20 years, an initial face amount of $400,000, and no riders. It assumes that 100% of the Net Premium is allocated to the Separate Account.

The tables show how the Life Insurance Benefit, Cash Value, Cash Surrender Value and if applicable, Alternative Cash Surrender Value, would vary over an extended period of time

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assuming hypothetical gross rates of return equivalent to a constant annual rate of 0%, 6%, or 10%. The tables will assist in the comparison of the Life Insurance Benefit, Cash Value, Cash Surrender Value and if applicable, Alternative Cash Surrender Value of the policy with other variable life insurance plans.

The Life Insurance Benefit, Cash Value, Cash Surrender Value and if applicable, Alternative Cash Surrender Value for a policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6%, or 10%, but varied above and below those averages for the period. They would also be different depending on the allocation of the assets among the Investment Divisions of the Separate Account and the Fixed Account, if the actual gross rate of return for all Investment Divisions averaged 0%, 6%, or 10%, but varied above or below that average for individual Investment Divisions. They would also differ if any policy loans or partial withdrawals were made or if premium payments were not paid on the policy anniversary during the period of time illustrated. Depending on the timing and degree of fluctuation, the actual values could be substantially more or less than those shown. A lower value may, under certain circumstances, result in the lapse of the policy unless the policyowner pays more than the stated premium.

Table 1 reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.45% on the first $25,000 of Accumulation Value, 0.37% on Accumulation Value balances between $25,001 and $200,000, and 0.20% on Accumulation Value balances in excess of $200,000 during policy years 1-10. It reflects a monthly Mortality and Expense Risk charge equal to an annual rate of 0.40% on the first $25,000 of Accumulation Value, 0.32% on Accumulation Value balances greater than $25,001 but less than $200,000, and 0.15% on Accumulation Value balances in excess of $200,000 during policy years 11 and subsequent.

Table 2 reflects a Mortality and Expense Risk charge equal to an annual rate of 0.90% (on a guaranteed basis) of the Accumulation Value.

All tables reflect total assumed investment advisory fees together with other expenses incurred by the Funds of 0.79% of the average daily net assets of the Funds. This total is based upon an arithmetic average of the management fees, administrative fees, and other expenses for each Investment Division. Please refer to the Fee Table in this prospectus for details of the underlying Fund fees.

The actual investment advisory fees and expenses may be more or less than the amounts illustrated and will depend on the allocations made by the Policyowner.

NYLIAC will furnish upon request a comparable illustration using the age, gender, and underwriting classification of the Insured for any initial Life Insurance Benefit and premium requested. In addition to an illustration assuming policy charges at their maximum, We will furnish an illustration assuming current policy charges and current cost of insurance rates.

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TABLE 1

CORPEXEC ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

GUIDELINE PREMIUM TEST

ASSUMING CURRENT CHARGES

	End of Year Death Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1)(2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	5,275	5,599	5,816	6,435	6,760	6,976
2	400,000	400,000	400,000	10,786	11,786	12,474	12,445	13,444	14,133
3	400,000	400,000	400,000	16,093	18,122	19,566	18,013	20,042	21,485
4	400,000	400,000	400,000	21,229	24,649	27,164	23,347	26,767	29,282
5	400,000	400,000	400,000	26,807	32,025	35,987	28,787	34,006	37,967
6	400,000	400,000	400,000	32,272	39,708	45,537	34,083	41,519	47,348
7	400,000	400,000	400,000	37,619	47,706	55,874	39,221	49,309	57,477
8	400,000	400,000	400,000	43,014	56,214	67,252	44,289	57,488	68,527
9	400,000	400,000	400,000	48,283	65,071	79,577	49,197	65,985	80,491
10	400,000	400,000	400,000	53,425	74,295	92,933	53,930	74,800	93,438
15	400,000	400,000	400,000	76,876	126,451	178,884	76,876	126,451	178,884
20	400,000	400,000	400,000	96,291	190,856	310,608	96,291	190,856	310,608
25	400,000	400,000	545,293	76,212	231,015	470,080	76,212	231,015	470,080
30	400,000	400,000	763,498	46,879	280,014	713,549	46,879	280,014	713,549
35	400,000	400,000	1,141,699	2,526	343,422	1,087,332	2,526	343,422	1,087,332
40	0	451,586	1,736,230	0	430,082	1,653,553	0	430,082	1,653,553
45	0	566,163	2,630,266	0	539,203	2,505,015	0	539,203	2,505,015
50	0	685,211	3,844,146	0	678,426	3,806,085	0	678,426	3,806,085

Assuming a fund fee average of 0.79%

0% gross = –0.79% net

6% gross =   5.16% net

10% gross = 9.13% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 10 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

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TABLE 2

CORPEXEC ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE POLICY

MALE ISSUE AGE 45, NONSMOKER, GUARANTEED ISSUE

PLANNED ANNUAL PREMIUM: $7,000 FOR 20 YEARS

INITIAL FACE AMOUNT: $400,000

LIFE INSURANCE BENEFIT OPTION 1

GUIDELINE PREMIUM TEST

ASSUMING GUARANTEED CHARGES

	End of Year Death Benefit(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Value(1) Assuming Hypothetical Gross Investment Return of			End of Year Cash Surrender Value(1)(2) Assuming Hypothetical Gross Investment Return of
Policy Year	0%	6%	10%	0%	6%	10%	0%	6%	10%
1	400,000	400,000	400,000	4,030	4,308	4,494	5,369	5,647	5,833
2	400,000	400,000	400,000	8,359	9,190	9,764	10,319	11,151	11,725
3	400,000	400,000	400,000	12,535	14,198	15,383	14,826	16,488	17,673
4	400,000	400,000	400,000	16,609	19,385	21,430	19,152	21,929	23,974
5	400,000	400,000	400,000	21,088	25,302	28,505	23,532	27,745	30,949
6	400,000	400,000	400,000	25,418	31,396	36,088	27,711	33,690	38,382
7	400,000	400,000	400,000	29,601	37,681	44,229	31,682	39,762	46,310
8	400,000	400,000	400,000	33,719	44,250	53,066	35,460	45,992	54,808
9	400,000	400,000	400,000	37,655	50,995	62,534	38,976	52,316	63,855
10	400,000	400,000	400,000	41,327	57,843	72,610	42,108	58,624	73,391
15	400,000	400,000	400,000	55,824	93,968	134,513	55,824	93,968	134,513
20	400,000	400,000	400,000	62,167	132,784	223,226	62,167	132,784	223,226
25	400,000	400,000	400,000	22,820	133,324	312,330	22,820	133,324	312,330
30	0	400,000	482,730	0	115,998	451,149	0	115,998	451,149
35	0	400,000	689,939	0	52,939	657,085	0	52,939	657,085
40	0	0	997,249	0	0	949,761	0	0	949,761
45	0	0	1,421,311	0	0	1,353,630	0	0	1,353,630
50	0	0	1,959,033	0	0	1,939,637	0	0	1,939,637

Assuming a fund fee average of 0.79%

0% gross = –0.79% net

6% gross =   5.16% net

10% gross = 9.13% net

(1)	Assumes no policy loan or partial withdrawal has been made.
(2)	Values reflect the Alternative Cash Surrender Value for the first 10 Policy Years and the Cash Surrender Value thereafter.

We emphasize that the hypothetical investment rates of return shown above are illustrative only and you should not deem them to be a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by a policyowner and the investment experience of the portfolios of the Funds. The death benefit, Cash Value, Cash Surrender Value and, if applicable, Alternative Cash Surrender Value for a policy would be different from those shown if the actual gross annual rates or return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also be different if any policy loans or partial surrenders were made. Neither NYLIAC, the Separate Account, nor the Funds represent that these hypothetical rates or return can be achieved for any one year or sustained over a period of time.

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New York Life Insurance and Annuity Corporation

(A Delaware Corporation)

51 Madison Avenue

New York, New York 10010

11

NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2014

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Initial Class

ASSETS:
Investment at net asset value	$50,671,145	$108,876,931	$174,135,179	$2,890,788	$9,969,494	$5,985,927	$11,074,567	$4,532,895
Dividends due and accrued	—	984	—	—	—	—	—	15,538
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	43	—	—	—	22	(25,105)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,027)	—	—	—	(22)	25,105	(15,538)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	20	188	1,131	5	3	—	5	—

Total net assets	$50,671,125	$108,876,743	$174,134,048	$2,890,783	$9,969,491	$5,985,927	$11,074,562	$4,532,895

Total shares outstanding	3,490,176	108,868,331	6,264,808	215,642	338,855	448,904	1,339,956	500,795

Net asset value per share (NAV)	$14.52	$1.00	$27.80	$13.41	$29.42	$13.33	$8.26	$9.05

Total units outstanding	3,044,412	92,621,121	6,348,460	122,091	534,738	443,282	1,265,899	325,347

Variable accumulation unit value (lowest to highest)	$16.44 to $22.10	$1.15 to $1.30	$23.07 to $27.84	$20.11 to $26.56	$17.30 to $18.70	$13.50 to $13.50	$8.68 to $8.75	$13.93 to $13.93

Identified cost of investment	$51,516,445	$108,869,177	$111,689,046	$2,709,200	$8,660,249	$5,642,550	$12,601,080	$4,643,811

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP Government— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Initial Class

ASSETS:
Investment at net asset value	$2,254,491	$34,339,115	$343,913,990	$9,203,603	$41,890,614	$10,686,100	$668,459	$1,423,815
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	25,160	—	—	—	4,948	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(25,160)	—	—	—	(4,948)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	2	2,245	76	266	17	1	—

Total net assets	$2,254,491	$34,339,113	$343,911,745	$9,203,527	$41,890,348	$10,686,083	$668,458	$1,423,815

Total shares outstanding	200,397	3,490,357	18,156,888	531,870	3,136,100	813,992	29,739	144,962

Net asset value per share (NAV)	$11.25	$9.84	$18.94	$17.30	$13.36	$13.13	$22.48	$9.82

Total units outstanding	144,691	1,660,119	13,800,883	530,029	2,140,162	793,584	32,626	157,796

Variable accumulation unit value (lowest to highest)	$15.58 to $20.14	$20.64 to $29.40	$22.30 to $25.11	$17.36 to $17.36	$18.02 to $22.60	$13.38 to $13.49	$12.78 to $22.59	$9.02 to $9.02

Identified cost of investment	$2,253,947	$35,539,872	$232,645,840	$8,372,843	$40,945,504	$9,373,209	$620,461	$1,518,871

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger SMid Cap Growth Portfolio— Class I-2	AllianceBernstein VPS International Value Portfolio— Class A

ASSETS:
Investment at net asset value	$3,565,487	$90,129,304	$218,456,500	$24,739,054	$10,232,664	$4,149,041	$442,064	$22,862
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(2,001)	—	114,464	6,199	261	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	2,001	—	(114,464)	(6,199)	(261)	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	559	1,518	13	—	—	—	—

Total net assets	$3,565,486	$90,128,745	$218,454,982	$24,739,041	$10,232,664	$4,149,041	$442,064	$22,862

Total shares outstanding	265,727	5,695,113	5,203,160	1,780,399	756,692	514,815	58,942	1,690

Net asset value per share (NAV)	$13.42	$15.83	$41.99	$13.90	$13.52	$8.06	$7.50	$13.53

Total units outstanding	246,378	2,345,179	9,765,843	1,667,122	484,792	475,184	29,862	3,509

Variable accumulation unit value (lowest to highest)	$14.38 to $14.48	$29.92 to $39.72	$22.17 to $22.96	$14.73 to $14.85	$21.11 to $21.11	$8.73 to $8.73	$14.80 to $14.80	$6.52 to $6.52

Identified cost of investment	$3,246,637	$69,533,058	$139,276,094	$20,175,073	$7,448,473	$4,783,379	$523,938	$21,936

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund— Class II	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS® Asset Allocation FundSM— Class 2	American Funds IS® Global Growth FundSM— Class 1	American Funds IS® Global Small Capitalization FundSM— Class 2	American Funds IS® Growth FundSM— Class 2

ASSETS:
Investment at net asset value	$4,518,219	$877,370	$527,136	$5,797,271	$2,494,236	$1,529,130	$1,068,881	$14,288,159
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	22	—	2,969	173	—	—	—	(61,386)
Net receivable from (payable to) the Fund for shares sold or purchased	(22)	—	(2,969)	(173)	—	—	—	61,386

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	7	—	—	—	—

Total net assets	$4,518,219	$877,370	$527,136	$5,797,264	$2,494,236	$1,529,130	$1,068,881	$14,288,159

Total shares outstanding	205,841	84,444	26,556	615,421	113,066	55,645	41,688	178,960

Net asset value per share (NAV)	$21.95	$10.39	$19.85	$9.42	$22.06	$27.48	$25.64	$79.84

Total units outstanding	225,124	88,897	44,572	288,525	154,397	91,623	75,114	864,885

Variable accumulation unit value (lowest to highest)	$20.07 to $20.07	$9.87 to $9.87	$11.83 to $11.83	$19.85 to $21.33	$16.15 to $16.15	$16.69 to $16.69	$10.09 to $14.24	$16.52 to $16.52

Identified cost of investment	$4,214,417	$924,784	$500,361	$4,267,613	$2,493,752	$1,597,806	$1,002,033	$11,034,472

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	American Funds IS® Growth- Income FundSM— Class 2	American Funds IS® International FundSM— Class 2	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	Deutsche Global Small Cap VIP— Class A	Deutsche Small Cap Index VIP— Class A

ASSETS:
Investment at net asset value	$834,844	$23,507,380	$1,076,436	$6,160	$1,541,917	$5,559,523	$855,774	$23,326,886
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	22	(39,182)	—	—	—	(28,551)	43	(21,283)
Net receivable from (payable to) the Fund for shares sold or purchased	(22)	39,182	—	—	—	28,551	(43)	21,283

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	—	—

Total net assets	$834,844	$23,507,380	$1,076,436	$6,160	$1,541,917	$5,559,523	$855,774	$23,326,886

Total shares outstanding	15,929	1,158,570	95,092	315	140,302	138,193	58,575	1,346,818

Net asset value per share (NAV)	$52.41	$20.29	$11.32	$19.54	$10.99	$40.23	$14.61	$17.32

Total units outstanding	54,814	1,853,092	67,010	581	194,590	382,676	64,289	1,016,835

Variable accumulation unit value (lowest to highest)	$15.23 to $15.23	$12.69 to $12.69	$16.05 to $16.05	$10.61 to $10.61	$7.92 to $7.92	$14.53 to $14.53	$13.31 to $13.31	$22.94 to $22.94

Identified cost of investment	$785,061	$22,691,276	$1,156,089	$6,202	$1,698,789	$4,971,655	$972,233	$20,186,417

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Deutsche Small Mid Cap Value VIP— Class A	DFA VA International Small Portfolio	DFA VA U.S. Targeted Value Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity-Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class

ASSETS:
Investment at net asset value	$1,787,516	$47	$376,106	$3,350,584	$23,162	$35,100,627	$6,606,280	$11,987,678
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	43	—	(6,292)	(4,480)	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(43)	—	6,292	4,480	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	14	—	—

Total net assets	$1,787,516	$47	$376,106	$3,350,584	$23,162	$35,100,613	$6,606,280	$11,987,678

Total shares outstanding	100,479	4	20,609	179,656	485	939,524	272,199	962,866

Net asset value per share (NAV)	$17.79	$11.06	$18.25	$18.65	$47.78	$37.36	$24.27	$12.45

Total units outstanding	118,684	5	34,765	152,600	1,424	1,339,263	332,938	719,575

Variable accumulation unit value (lowest to highest)	$15.06 to $15.06	$9.88 to $9.88	$10.82 to $10.82	$21.96 to $21.96	$16.25 to $16.25	$25.95 to $34.66	$19.84 to $24.00	$16.66 to $16.66

Identified cost of investment	$1,619,819	$46	$394,275	$2,707,378	$16,917	$27,624,270	$5,365,447	$11,500,768

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class

ASSETS:
Investment at net asset value	$20,419,667	$12,260,332	$4,180,846	$2,651,633	$99,603,124	$14,672,433	$32,067,856	$39,900,928
Dividends due and accrued	—	—	—	—	—	—	—	355
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	22	—	—	(4,717)	(7,008)	36,087	(45,725)	446,651
Net receivable from (payable to) the Fund for shares sold or purchased	(22)	—	—	4,717	7,008	(36,087)	45,725	(447,006)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	1	9	9	—

Total net assets	$20,419,667	$12,260,332	$4,180,846	$2,651,633	$99,603,123	$14,672,424	$32,067,847	$39,900,928

Total shares outstanding	1,599,034	942,378	224,054	41,771	478,585	1,147,179	851,058	39,900,927

Net asset value per share (NAV)	$12.77	$13.01	$18.66	$63.48	$208.12	$12.79	$37.68	$1.00

Total units outstanding	1,219,083	732,823	237,093	126,950	4,443,954	884,345	1,095,721	3,962,421

Variable accumulation unit value (lowest to highest)	$14.65 to $16.75	$16.73 to $16.73	$17.63 to $17.63	$20.89 to $21.32	$22.42 to $27.09	$16.43 to $18.37	$29.03 to $36.35	$10.07 to $10.07

Identified cost of investment	$19,129,520	$11,042,066	$4,032,246	$2,082,113	$77,108,949	$14,818,775	$27,801,255	$39,453,922

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares

ASSETS:
Investment at net asset value	$10,511,530	$2,001,435	$63,991	$557,970	$8,386,775	$4,925,222	$16,219,454	$751,504
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	12,866	—	—	3,959	(19,239)	(14,611)	(13,867)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(12,866)	—	—	(3,959)	19,239	14,611	13,867	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	1	—	—

Total net assets	$10,511,530	$2,001,435	$63,991	$557,970	$8,386,775	$4,925,221	$16,219,454	$751,504

Total shares outstanding	562,114	101,441	4,139	36,516	421,023	285,686	465,141	53,450

Net asset value per share (NAV)	$18.70	$19.73	$15.46	$15.28	$19.92	$17.24	$34.87	$14.06

Total units outstanding	631,920	157,959	2,847	24,179	234,755	350,106	1,025,844	49,457

Variable accumulation unit value (lowest to highest)	$13.08 to $16.64	$12.67 to $12.67	$22.48 to $22.48	$23.08 to $23.08	$35.73 to $35.73	$12.35 to $14.11	$15.81 to $15.81	$15.20 to $15.20

Identified cost of investment	$9,472,784	$1,837,149	$58,464	$455,395	$7,848,427	$4,203,284	$14,941,445	$798,783

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Flexible Bond Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA Bond Index Fund— Standard Class

ASSETS:
Investment at net asset value	$7,198,601	$1,057	$3,162,605	$654,096	$3,691,889	$5,779,922	$15,489,299	$11,616,633
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	2,890	—	—	—	—	—	(19,103)	—
Net receivable from (payable to) the Fund for shares sold or purchased	(2,890)	—	—	—	—	—	19,103	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	2	1	—	1	—

Total net assets	$7,198,601	$1,057	$3,162,605	$654,094	$3,691,888	$5,779,922	$15,489,298	$11,616,633

Total shares outstanding	116,558	88	78,535	15,780	295,351	222,134	329,321	1,016,773

Net asset value per share (NAV)	$61.76	$11.98	$40.27	$41.45	$12.50	$26.02	$47.03	$11.43

Total units outstanding	233,643	106	143,030	37,962	237,150	265,273	673,611	1,098,499

Variable accumulation unit value (lowest to highest)	$30.81 to $30.81	$9.97 to $9.97	$22.11 to $22.11	$16.85 to $17.97	$12.85 to $15.65	$21.78 to $27.37	$17.32 to $23.05	$10.58 to $10.58

Identified cost of investment	$6,593,351	$1,054	$3,446,587	$521,465	$3,295,104	$4,246,484	$14,272,722	$11,768,000

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class

ASSETS:
Investment at net asset value	$1,135,528	$6,114,882	$6,138,751	$9,942,836	$12,990,852	$71,182	$11,794	$21,676,676
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	16,880	—	—	56,995
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(16,880)	—	—	(56,995)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	1	—	—

Total net assets	$1,135,528	$6,114,882	$6,138,751	$9,942,836	$12,990,852	$71,181	$11,794	$21,676,676

Total shares outstanding	125,100	658,364	709,108	605,163	597,830	2,341	723	1,065,717

Net asset value per share (NAV)	$9.08	$9.29	$8.66	$16.43	$21.73	$30.41	$16.32	$20.34

Total units outstanding	85,446	640,913	496,749	750,941	848,645	2,624	503	934,144

Variable accumulation unit value (lowest to highest)	$13.29 to $13.29	$9.54 to $9.54	$12.36 to $12.36	$13.24 to $13.24	$15.19 to $15.31	$27.08 to $27.08	$23.40 to $23.40	$23.20 to $23.20

Identified cost of investment	$1,178,326	$6,615,321	$6,397,669	$9,818,007	$12,265,535	$46,665	$10,977	$19,806,612

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/ VA— Non-Service Shares	PIMCO VIT Global Bond Portfolio (Unhedged)— Administrative Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT Long- Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Administrative Class

ASSETS:
Investment at net asset value	$1,009,995	$215,991	$1,218	$8,219,002	$2,921,318	$1,049,837	$9,710,188	$16,117,487
Dividends due and accrued	—	—	—	15,552	14,794	2,191	15,194	1,406
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	(7,555)	3,959	261	22	4,059
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	(7,997)	(18,753)	(2,452)	(15,216)	(5,465)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	—	—

Total net assets	$1,009,995	$215,991	$1,218	$8,219,002	$2,921,318	$1,049,837	$9,710,188	$16,117,487

Total shares outstanding	61,623	3,330	153	687,783	369,319	87,123	917,787	1,258,196

Net asset value per share (NAV)	$16.39	$64.87	$7.96	$11.95	$7.91	$12.05	$10.58	$12.81

Total units outstanding	74,103	13,257	106	604,356	206,804	48,854	670,059	1,031,024

Variable accumulation unit value (lowest to highest)	$13.63 to $13.63	$16.29 to $16.29	$11.68 to $11.68	$11.76 to $13.60	$14.13 to $14.13	$21.50 to $21.50	$14.49 to $14.49	$15.21 to $15.60

Identified cost of investment	$905,115	$147,372	$1,197	$8,814,785	$2,981,927	$1,002,193	$9,748,417	$16,777,824

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	PIMCO VIT Total Return Portfolio— Administrative Class	Royce Micro-Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio

ASSETS:
Investment at net asset value	$57,959,460	$5,146,412	$38,808,033	$407,858	$2,900,267	$2,243,483	$7,524,667	$16,013,692
Dividends due and accrued	143,512	—	—	—	—	2,174	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	16,984	(6,026)	44,384	4,948	9,897	—	(11,130)	(18,837)
Net receivable from (payable to) the Fund for shares sold or purchased	(160,496)	6,026	(44,384)	(4,948)	(9,897)	(2,174)	11,130	18,837

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	5	—	—	—

Total net assets	$57,959,460	$5,146,412	$38,808,033	$407,858	$2,900,262	$2,243,483	$7,524,667	$16,013,692

Total shares outstanding	5,174,952	452,631	1,872,975	26,095	190,056	459,730	302,196	778,876

Net asset value per share (NAV)	$11.20	$11.37	$20.72	$15.63	$15.26	$4.88	$24.90	$20.56

Total units outstanding	3,228,074	258,510	1,535,909	19,994	160,437	168,004	305,708	763,139

Variable accumulation unit value (lowest to highest)	$14.92 to $17.97	$19.42 to $19.92	$25.27 to $25.27	$20.40 to $20.40	$17.86 to $18.16	$13.36 to $13.80	$24.61 to $24.61	$20.98 to $20.98

Identified cost of investment	$57,957,962	$5,179,321	$31,047,021	$357,905	$2,758,887	$2,258,484	$7,983,608	$15,328,659

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares

ASSETS:
Investment at net asset value	$20,224	$69,730	$193,010	$46,302	$227,968	$41,562	$323,280	$258,232
Dividends due and accrued	—	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—	—	—	—

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—	—	—	—

Total net assets	$20,224	$69,730	$193,010	$46,302	$227,968	$41,562	$323,280	$258,232

Total shares outstanding	1,624	6,209	17,404	3,502	19,619	3,534	27,008	23,391

Net asset value per share (NAV)	$12.45	$11.23	$11.09	$13.22	$11.62	$11.76	$11.97	$11.04

Total units outstanding	1,301	5,385	16,143	3,127	18,717	3,237	25,460	18,673

Variable accumulation unit value (lowest to highest)	$15.55 to $15.55	$12.95 to $12.95	$11.96 to $11.96	$14.81 to $14.81	$12.18 to $12.18	$12.84 to $12.84	$12.70 to $12.70	$13.83 to $13.83

Identified cost of investment	$19,794	$71,731	$192,712	$45,814	$224,514	$42,239	$317,759	$271,388

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2014

	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	Voya Russell™ Mid Cap Index Portfolio— Class I

ASSETS:
Investment at net asset value	$6,346,021	$13,709,550	$692,407	$454,305	$7,565,540
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	3,959	22	—	—	2,969
Net receivable from (payable to) the Fund for shares sold or purchased	(3,959)	(22)	—	—	(2,969)

LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$6,346,021	$13,709,550	$692,407	$454,305	$7,565,540

Total shares outstanding	798,242	681,051	68,691	48,693	437,821

Net asset value per share (NAV)	$7.95	$20.13	$10.08	$9.33	$17.28

Total units outstanding	307,253	444,342	57,690	35,835	483,341

Variable accumulation unit value (lowest to highest)	$18.84 to $20.67	$30.83 to $37.06	$12.00 to $12.00	$12.48 to $12.68	$15.65 to $15.65

Identified cost of investment	$7,036,185	$11,191,410	$690,191	$449,622	$5,858,888

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2014

	MainStay VP Bond— Initial Class	MainStay VP Cash Management— Initial Class	MainStay VP Common Stock— Initial Class	MainStay VP Convertible— Initial Class	MainStay VP Cornerstone Growth— Initial Class	MainStay VP Eagle Small Cap Growth— Initial Class	MainStay VP Emerging Markets Equity— Initial Class	MainStay VP Floating Rate— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$1,014,325	$11,590	$2,079,964	$83,868	$57,204	$—	$130,258	$157,290
Mortality and expense risk charges	(5,714)	(37,378)	(381,209)	(1,752)	(1,229)	—	(1,909)	—

Net investment income (loss)	1,008,611	(25,788)	1,698,755	82,116	55,975	—	128,349	157,290

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,940,755	36,491,350	3,563,057	290,039	1,456,096	5,241,243	5,485,444	1,400,089
Cost of investments sold	(4,021,331)	(36,487,250)	(2,026,576)	(243,821)	(996,928)	(3,991,269)	(5,427,002)	(1,403,578)

Net realized gain (loss) on investments	(80,576)	4,100	1,536,481	46,218	459,168	1,249,974	58,442	(3,489)
Realized gain distribution received	—	—	—	115,870	1,823,249	28,209	—	—
Change in unrealized appreciation (depreciation) on investments	1,748,459	(4,100)	18,661,226	(54,783)	(1,533,764)	(1,162,065)	(1,572,294)	(130,648)

Net gain (loss) on investments	1,667,883	—	20,197,707	107,305	748,653	116,118	(1,513,852)	(134,137)

Net increase (decrease) in net assets resulting from operations	$2,676,494	$(25,788)	$21,896,462	$189,421	$804,628	$116,118	$(1,385,503)	$23,153

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP Government— Initial Class	MainStay VP High Yield Corporate Bond— Initial Class	MainStay VP ICAP Select Equity— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP International Equity— Initial Class	MainStay VP Janus Balanced— Initial Class	MainStay VP Large Cap Growth— Initial Class	MainStay VP Marketfield— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$62,925	$2,041,943	$4,578,819	$487,356	$293,278	$183,971	$—	$—
Mortality and expense risk charges	—	(679)	(769,301)	(24,870)	(102,286)	(6,154)	(261)	—

Net investment income (loss)	62,925	2,041,264	3,809,518	462,486	190,992	177,817	(261)	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,136,532	8,340,156	5,349,498	412,297	4,323,631	4,761,430	97,916	743,875
Cost of investments sold	(1,184,829)	(7,705,436)	(3,564,917)	(333,904)	(3,811,060)	(3,812,968)	(81,867)	(783,675)

Net realized gain (loss) on investments	(48,297)	634,720	1,784,581	78,393	512,571	948,462	16,049	(39,800)
Realized gain distribution received	6,639	—	—	351,263	—	225,685	72,535	—
Change in unrealized appreciation (depreciation) on investments	76,801	(2,040,660)	21,826,730	(292,160)	(1,877,971)	(446,909)	(17,985)	(95,100)

Net gain (loss) on investments	35,143	(1,405,940)	23,611,311	137,496	(1,365,400)	727,238	70,599	(134,900)

Net increase (decrease) in net assets resulting from operations	$98,068	$635,324	$27,420,829	$599,982	$(1,174,408)	$905,055	$70,338	$(134,900)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	MainStay VP MFS® Utilities— Initial Class	MainStay VP Mid Cap Core— Initial Class	MainStay VP S&P 500 Index— Initial Class	MainStay VP T. Rowe Price Equity Income— Initial Class	MainStay VP U.S. Small Cap— Initial Class	MainStay VP Van Eck Global Hard Assets— Initial Class	Alger SMid Cap Growth Portfolio— Class I-2	AllianceBernstein VPS International Value Portfolio— Class A

INVESTMENT INCOME (LOSS):
Dividend income	$63,501	$425,951	$2,996,522	$362,591	$31,729	$20,302	$—	$886
Mortality and expense risk charges	(316)	(188,700)	(520,007)	(4,709)	—	—	—	—

Net investment income (loss)	63,185	237,251	2,476,515	357,882	31,729	20,302	—	886

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,470,971	4,517,437	9,821,078	7,330,924	1,271,301	990,224	94,001	436
Cost of investments sold	(1,129,635)	(3,289,468)	(6,337,401)	(5,315,304)	(771,089)	(900,611)	(89,116)	(378)

Net realized gain (loss) on investments	341,336	1,227,969	3,483,677	2,015,620	500,212	89,613	4,885	58
Realized gain distribution received	152,751	11,851,382	—	1,217,279	746,059	—	119,429	—
Change in unrealized appreciation (depreciation) on investments	(176,811)	(2,024,846)	19,387,134	(1,614,414)	(643,551)	(1,033,654)	(102,324)	(2,459)

Net gain (loss) on investments	317,276	11,054,505	22,870,811	1,618,485	602,720	(944,041)	21,990	(2,401)

Net increase (decrease) in net assets resulting from operations	$380,461	$11,291,756	$25,347,326	$1,976,367	$634,449	$(923,739)	$21,990	$(1,515)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A	American Century Investments® VP Inflation Protection Fund—Class II	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class II	American Funds IS® Asset Allocation FundSM— Class 2	American Funds IS® Global Growth FundSM— Class 1	American Funds IS® Global Small Capitalization FundSM— Class 2	American Funds IS® Growth FundSM— Class 2

INVESTMENT INCOME (LOSS):
Dividend income	$29,291	$10,418	$1,919	$73,541	$35,855	$23,612	$1,323	$111,299
Mortality and expense risk charges	—	—	—	(2,377)	—	—	(5)	—

Net investment income (loss)	29,291	10,418	1,919	71,164	35,855	23,612	1,318	111,299

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,484,868	26,965	2,986	572,546	2,781,325	1,930,718	287,402	1,130,589
Cost of investments sold	(1,072,850)	(30,735)	(2,962)	(402,541)	(2,550,333)	(1,611,988)	(203,841)	(705,443)

Net realized gain (loss) on investments	412,018	(3,770)	24	170,005	230,992	318,730	83,561	425,146
Realized gain distribution received	483,139	19,267	221	—	127,589	205,970	4,607	658,067
Change in unrealized appreciation (depreciation) on investments	(529,891)	(2,652)	23,805	375,459	(224,198)	(485,666)	(75,411)	(67,923)

Net gain (loss) on investments	365,266	12,845	24,050	545,464	134,383	39,034	12,757	1,015,290

Net increase (decrease) in net assets resulting from operations	$394,557	$23,263	$25,969	$616,628	$170,238	$62,646	$14,075	$1,126,589

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	American Funds IS® Growth-Income FundSM— Class 2	American Funds IS® International FundSM— Class 2	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class (a)	Delaware VIP® International Value Equity Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class	Deutsche Global Small Cap VIP— Class A	Deutsche Small Cap Index VIP— Class A

INVESTMENT INCOME (LOSS):
Dividend income	$9,661	$336,873	$9,405	$—	$61,223	$29,436	$7,281	$207,288
Mortality and expense risk charges	—	—	—	—	—	—	—	—

Net investment income (loss)	9,661	336,873	9,405	—	61,223	29,436	7,281	207,288

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	576,228	6,160,742	101,404	—	3,748,902	1,211,694	132,637	3,732,365
Cost of investments sold	(398,544)	(4,765,163)	(90,996)	—	(3,525,808)	(969,880)	(134,443)	(2,814,064)

Net realized gain (loss) on investments	177,684	1,395,579	10,408	—	223,094	241,814	(1,806)	918,301
Realized gain distribution received	29,334	—	203,566	—	—	453,418	94,345	1,180,512
Change in unrealized appreciation (depreciation) on investments	(147,925)	(2,323,589)	(165,411)	(42)	(486,512)	(409,660)	(134,975)	(1,176,316)

Net gain (loss) on investments	59,093	(928,010)	48,563	(42)	(263,418)	285,572	(42,436)	922,497

Net increase (decrease) in net assets resulting from operations	$68,754	$(591,137)	$57,968	$(42)	$(202,195)	$315,008	$(35,155)	$1,129,785

(a)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	Deutsche Small Mid Cap Value VIP— Class A	DFA VA International Small Portfolio (a)	DFA VA U.S. Targeted Value Portfolio	Dreyfus IP Technology Growth Portfolio— Initial Shares	Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares	Fidelity® VIP Contrafund® Portfolio— Initial Class	Fidelity® VIP Equity- Income Portfolio— Initial Class	Fidelity® VIP Freedom 2010 Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$18,832	$—	$3,493	$—	$—	$326,359	$186,115	$194,523
Mortality and expense risk charges	—	—	—	—	—	(4,903)	(11)	—

Net investment income (loss)	18,832	—	3,493	—	—	321,456	186,104	194,523

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,532,389	—	231,657	1,128,795	2,507	8,016,099	668,834	4,791,617
Cost of investments sold	(1,085,210)	—	(222,925)	(558,709)	(2,065)	(5,636,033)	(357,833)	(4,156,683)

Net realized gain (loss) on investments	447,179	—	8,732	570,086	442	2,380,066	311,001	634,934
Realized gain distribution received	11,264	—	18,466	184,639	—	684,714	90,227	188,812
Change in unrealized appreciation (depreciation) on investments	(341,183)	1	(18,169)	(553,066)	(98)	184,686	(53,395)	(494,286)

Net gain (loss) on investments	117,260	1	9,029	201,659	344	3,249,466	347,833	329,460

Net increase (decrease) in net assets resulting from operations	$136,092	$1	$12,522	$201,659	$344	$3,570,922	$533,937	$523,983

(a)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	Fidelity® VIP Freedom 2020 Portfolio— Initial Class	Fidelity® VIP Freedom 2030 Portfolio— Initial Class	Fidelity® VIP Freedom 2040 Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class	Fidelity® VIP Money Market Portfolio— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$338,111	$190,754	$61,881	$4,885	$1,560,923	$316,206	$81,792	$3,653
Mortality and expense risk charges	(11)	—	—	(45)	(381)	(3,588)	(3,130)	—

Net investment income (loss)	338,100	190,754	61,881	4,840	1,560,542	312,618	78,662	3,653

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,153,149	1,012,392	1,301,093	426,922	13,263,884	1,889,882	6,618,829	18,930,124
Cost of investments sold	(3,493,456)	(712,349)	(1,054,585)	(255,373)	(9,131,635)	(1,930,922)	(6,026,091)	(18,930,124)

Net realized gain (loss) on investments	659,693	300,043	246,508	171,549	4,132,249	(41,040)	592,738	—
Realized gain distribution received	308,335	186,592	52,923	—	86,681	4,746	761,701	—
Change in unrealized appreciation (depreciation) on investments	(492,219)	(250,702)	(224,982)	70,533	5,662,902	403,386	477,538	—

Net gain (loss) on investments	475,809	235,933	74,449	242,082	9,881,832	367,092	1,831,977	—

Net increase (decrease) in net assets resulting from operations	$813,909	$426,687	$136,330	$246,922	$11,442,374	$679,710	$1,910,639	$3,653

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Value Leaders Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. American Value Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. International Growth Fund— Series I Shares	Invesco V.I. Mid Cap Core Equity Fund— Series I Shares

INVESTMENT INCOME (LOSS):
Dividend income	$150,643	$33,099	$735	$4,424	$38,383	$74,274	$253,937	$297
Mortality and expense risk charges	(15)	—	—	—	—	(271)	—	—

Net investment income (loss)	150,628	33,099	735	4,424	38,383	74,003	253,937	297

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,374,122	1,115,444	14,815	40,272	4,424,177	431,469	3,460,223	133,965
Cost of investments sold	(1,007,834)	(1,026,881)	(12,028)	(32,093)	(3,113,908)	(317,571)	(2,675,873)	(111,088)

Net realized gain (loss) on investments	366,288	88,563	2,787	8,179	1,310,269	113,898	784,350	22,877
Realized gain distribution received	2,861	104,011	—	—	685,245	—	—	85,300
Change in unrealized appreciation (depreciation) on investments	(1,442,929)	164,286	2,586	20,419	(1,242,886)	398,192	(936,399)	(102,005)

Net gain (loss) on investments	(1,073,780)	356,860	5,373	28,598	752,628	512,090	(152,049)	6,172

Net increase (decrease) in net assets resulting from operations	$(923,152)	$389,959	$6,108	$33,022	$791,011	$586,093	$101,888	$6,469

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	Janus Aspen Enterprise Portfolio— Institutional Shares	Janus Aspen Flexible Bond Portfolio— Institutional Shares (a)	Janus Aspen Forty Portfolio— Institutional Shares	Janus Aspen Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC	LVIP Baron Growth Opportunities Fund— Service Class	LVIP SSgA Bond Index Fund— Standard Class

INVESTMENT INCOME (LOSS):
Dividend income	$10,874	$—	$5,153	$6,636	$60,581	$24,754	$27,675	$215,919
Mortality and expense risk charges	—	—	—	(649)	(281)	(81)	(223)	—

Net investment income (loss)	10,874	—	5,153	5,987	60,300	24,673	27,452	215,919

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,777,220	—	2,270,397	89,962	961,590	1,077,416	5,886,810	805,441
Cost of investments sold	(2,137,059)	—	(1,857,006)	(71,137)	(754,867)	(727,901)	(4,585,032)	(840,463)

Net realized gain (loss) on investments	640,161	—	413,391	18,825	206,723	349,515	1,301,778	(35,022)
Realized gain distribution received	465,308	—	953,671	—	—	—	86,321	5,747
Change in unrealized appreciation (depreciation) on investments	(311,148)	4	(1,111,233)	18,015	(430,242)	267,289	(719,544)	124,335

Net gain (loss) on investments	794,321	4	255,829	36,840	(223,519)	616,804	668,555	95,060

Net increase (decrease) in net assets resulting from operations	$805,195	$4	$260,982	$42,827	$(163,219)	$641,477	$696,007	$310,979

(a)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Value Portfolio— Initial Class	MFS® Investors Trust Series— Initial Class	MFS® New Discovery Series— Initial Class	MFS® Value Series— Initial Class

INVESTMENT INCOME (LOSS):
Dividend income	$35,167	$186,867	$170,590	$226,459	$199,863	$637	$—	$316,350
Mortality and expense risk charges	—	—	—	—	(5)	(203)	—	—

Net investment income (loss)	35,167	186,867	170,590	226,459	199,858	434	—	316,350

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,114	2,325,541	362,451	886,763	3,918,301	33,288	1,430	11,372,308
Cost of investments sold	(7,704)	(2,336,046)	(292,008)	(833,037)	(2,896,132)	(18,943)	(1,089)	(8,074,191)

Net realized gain (loss) on investments	1,410	(10,505)	70,443	53,726	1,022,169	14,345	341	3,298,117
Realized gain distribution received	20,928	—	—	10,020	—	5,209	2,478	640,065
Change in unrealized appreciation (depreciation) on investments	(80,561)	(538,605)	(680,634)	68,031	(1,065,523)	(11,611)	(3,792)	(1,881,072)

Net gain (loss) on investments	(58,223)	(549,110)	(610,191)	131,777	(43,354)	7,943	(973)	2,057,110

Net increase (decrease) in net assets resulting from operations	$(23,056)	$(362,243)	$(439,601)	$358,236	$156,504	$8,377	$(973)	$2,373,460

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	Neuberger Berman AMT Large Cap Value Portfolio— Class I	Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares	Oppenheimer Core Bond Fund/VA— Non-Service Shares	PIMCO VIT Global Bond Portfolio (Unhedged)— Administrative Class	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Administrative Class

INVESTMENT INCOME (LOSS):
Dividend income	$6,530	$834	$64	$190,437	$135,000	$21,859	$107,124	$253,639
Mortality and expense risk charges	—	—	—	(8)	—	—	—	(4)

Net investment income (loss)	6,530	834	64	190,429	135,000	21,859	107,124	253,635

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	472,872	9,836	72	940,375	598,199	98,988	4,089,150	10,036,372
Cost of investments sold	(343,052)	(6,356)	(71)	(1,051,848)	(601,345)	(123,809)	(4,101,284)	(11,152,415)

Net realized gain (loss) on investments	129,820	3,480	1	(111,473)	(3,146)	(24,821)	(12,134)	(1,116,043)
Realized gain distribution received	—	4,542	—	245,825	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(54,200)	19,970	21	(230,708)	(67,601)	206,537	(26,114)	1,477,105

Net gain (loss) on investments	75,620	27,992	22	(96,356)	(70,747)	181,716	(38,248)	361,062

Net increase (decrease) in net assets resulting from operations	$82,150	$28,826	$86	$94,073	$64,253	$203,575	$68,876	$614,697

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	PIMCO VIT Total Return Portfolio— Administrative Class	Royce Micro- Cap Portfolio— Investment Class	T. Rowe Price Blue Chip Growth Portfolio	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited- Term Bond Portfolio	T. Rowe Price New America Growth Portfolio	T. Rowe Price Personal Strategy Balanced Portfolio

INVESTMENT INCOME (LOSS):
Dividend income	$1,431,381	$—	$—	$6,296	$31,852	$47,031	$—	$272,484
Mortality and expense risk charges	(14)	(133)	—	—	(1,963)	(7)	—	—

Net investment income (loss)	1,431,367	(133)	—	6,296	29,889	47,024	—	272,484

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	38,011,246	2,168,203	9,674,174	264,011	1,009,450	3,354,979	4,853,827	3,669,265
Cost of investments sold	(38,689,864)	(1,795,839)	(5,771,977)	(202,858)	(829,894)	(3,356,829)	(3,950,178)	(2,853,892)

Net realized gain (loss) on investments	(678,618)	372,364	3,902,197	61,153	179,556	(1,850)	903,649	815,373
Realized gain distribution received	—	405,581	—	—	16,863	—	1,057,844	1,077,011
Change in unrealized appreciation (depreciation) on investments	2,026,457	(993,793)	(682,520)	(19,269)	(279,343)	(12,694)	(1,163,673)	(1,338,502)

Net gain (loss) on investments	1,347,839	(215,848)	3,219,677	41,884	(82,924)	(14,544)	797,820	553,882

Net increase (decrease) in net assets resulting from operations	$2,779,206	$(215,981)	$3,219,677	$48,180	$(53,035)	$32,480	$797,820	$826,366

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares

INVESTMENT INCOME (LOSS):
Dividend income	$264	$866	$584	$469	$1,775	$337	$2,939	$5,353
Mortality and expense risk charges	—	—	—	—	—	—	—	—

Net investment income (loss)	264	866	584	469	1,775	337	2,939	5,353

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	17,301	5,047	2,701	2,643	5,000	7,988	16,680	60,900
Cost of investments sold	(15,994)	(4,899)	(2,717)	(2,442)	(4,546)	(7,409)	(15,184)	(59,073)

Net realized gain (loss) on investments	1,307	148	(16)	201	454	579	1,496	1,827
Realized gain distribution received	660	2,180	1,595	381	1,432	—	3,334	16,324
Change in unrealized appreciation (depreciation) on investments	(1,322)	(2,187)	162	(165)	(194)	(1,112)	(3,822)	(16,346)

Net gain (loss) on investments	645	141	1,741	417	1,692	(533)	1,008	1,805

Net increase (decrease) in net assets resulting from operations	$909	$1,007	$2,325	$886	$3,467	$(196)	$3,947	$7,158

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2014

	UIF Emerging Markets Debt Portfolio— Class I	UIF U.S. Real Estate Portfolio— Class I	Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	Voya Russell™ Mid Cap Index Portfolio— Class I

INVESTMENT INCOME (LOSS):
Dividend income	$376,219	$168,405	$—	$113,353	$74,869
Mortality and expense risk charges	(141)	(176)	—	—	—

Net investment income (loss)	376,078	168,229	—	113,353	74,869

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,669,077	2,044,221	12,109	1,985,378	542,986
Cost of investments sold	(1,777,617)	(1,518,852)	(11,813)	(2,195,451)	(398,408)

Net realized gain (loss) on investments	(108,540)	525,369	296	(210,073)	144,578
Realized gain distribution received	51,763	—	6,777	181,160	219,334
Change in unrealized appreciation (depreciation) on investments	(116,489)	2,298,714	(13,711)	33,947	417,629

Net gain (loss) on investments	(173,266)	2,824,083	(6,638)	5,034	781,541

Net increase (decrease) in net assets resulting from operations	$202,812	$2,992,312	$(6,638)	$118,387	$856,410

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Bond— Initial Class		MainStay VP Cash Management— Initial Class		MainStay VP Common Stock— Initial Class		MainStay VP Convertible— Initial Class		MainStay VP Cornerstone Growth— Initial Class		MainStay VP Eagle Small Cap Growth— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,008,611	$889,683	$(25,788)	$(22,288)	$1,698,755	$1,836,131	$82,116	$43,853	$55,975	$62,333	$—	$7,154
Net realized gain (loss) on investments	(80,576)	(171,524)	4,100	2,394	1,536,481	632,937	46,218	12,187	459,168	174,518	1,249,974	310,863
Realized gain distribution received	—	752,398	—	—	—	—	115,870	126,154	1,823,249	—	28,209	—
Change in unrealized appreciation (depreciation) on investments	1,748,459	(2,307,597)	(4,100)	10,563	18,661,226	38,118,363	(54,783)	176,331	(1,533,764)	1,484,048	(1,162,065)	1,406,907

Net increase (decrease) in net assets resulting from operations	2,676,494	(837,040)	(25,788)	(9,331)	21,896,462	40,587,431	189,421	358,525	804,628	1,720,899	116,118	1,724,924

Contributions and (Withdrawals):
Payments received from policyowners	384,435	95,717	6,880,094	6,290,689	88,362	60,647	421,616	269,928	18,372	21,150	593,695	560,062
Cost of insurance	(476,216)	(455,923)	(2,661,088)	(2,551,495)	(1,229,040)	(964,519)	(54,327)	(36,856)	(83,661)	(68,032)	(132,296)	(136,190)
Policyowners’ surrenders	(52,326)	(25,544)	(4,644,589)	(5,183,877)	(8,726)	(28,672)	(160,056)	(64,276)	(15,964)	(36,943)	(153,854)	(988,008)
Net transfers from (to) Fixed Account	1,353,007	(205,846)	(1,281,227)	72,030	(67,951)	179,065	17,561	273,806	(111,226)	160,523	295,195	106,220
Transfers between Investment Divisions	1,899,468	(4,162,078)	(12,067,794)	(3,148,597)	(640,265)	(167,842)	169,521	336,025	190,180	626,978	(2,492,867)	1,092,193
Policyowners’ death benefits	—	(36,349)	(322,530)	(465,141)	(285,677)	(490,085)	—	(1,202)	—	(6,450)	(7,002)	(435)

Net contributions and (withdrawals)	3,108,368	(4,790,023)	(14,097,134)	(4,986,391)	(2,143,297)	(1,411,406)	394,315	777,425	(2,299)	697,226	(1,897,129)	633,842

Increase (decrease) in net assets	5,784,862	(5,627,063)	(14,122,922)	(4,995,722)	19,753,165	39,176,025	583,736	1,135,950	802,329	2,418,125	(1,781,011)	2,358,766
NET ASSETS:
Beginning of period	44,886,263	50,513,326	122,999,665	127,995,387	154,380,883	115,204,858	2,307,047	1,171,097	9,167,162	6,749,037	7,766,938	5,408,172

End of period	$50,671,125	$44,886,263	$108,876,743	$122,999,665	$174,134,048	$154,380,883	$2,890,783	$2,307,047	$9,969,491	$9,167,162	$5,985,927	$7,766,938

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP Emerging Markets Equity— Initial Class		MainStay VP Floating Rate— Initial Class		MainStay VP Government— Initial Class		MainStay VP High Yield Corporate Bond— Initial Class		MainStay VP ICAP Select Equity— Initial Class		MainStay VP Income Builder— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$128,349	$102,541	$157,290	$99,296	$62,925	$67,393	$2,041,264	$1,577,211	$3,809,518	$3,880,923	$462,486	$300,436
Net realized gain (loss) on investments	58,442	(62,671)	(3,489)	15,026	(48,297)	(39,703)	634,720	689,006	1,784,581	960,773	78,393	306,469
Realized gain distribution received	—	—	—	—	6,639	3,705	—	—	—	—	351,263	—
Change in unrealized appreciation (depreciation) on investments	(1,572,294)	(777,482)	(130,648)	(16,173)	76,801	(87,463)	(2,040,660)	(393,324)	21,826,730	68,877,045	(292,160)	647,798

Net increase (decrease) in net assets resulting from operations	(1,385,503)	(737,612)	23,153	98,149	98,068	(56,068)	635,324	1,872,893	27,420,829	73,718,741	599,982	1,254,703

Contributions and (Withdrawals):
Payments received from policyowners	1,109,301	1,418,079	518,962	384,676	421,213	713,220	3,184,029	3,986,296	300,884	293,450	—	—
Cost of insurance	(197,891)	(216,721)	(74,959)	(43,523)	(32,289)	(39,427)	(512,787)	(469,901)	(2,441,929)	(2,006,882)	(91,729)	(90,722)
Policyowners’ surrenders	(213,645)	(912,993)	(47,795)	(81,751)	(2,449)	(925,454)	(857,832)	(1,575,335)	(40,198)	(205,977)	—	—
Net transfers from (to) Fixed Account	1,397,077	862,503	853,505	209,789	95,416	9,144	(308,177)	629,353	149,749	138,246	968,929	(527,511)
Transfers between Investment Divisions	(3,307,029)	(654,452)	(354,775)	1,793,926	(144,918)	(722,540)	(573,356)	(1,261,522)	150,919	1,291,984	—	—
Policyowners’ death benefits	(1,493)	(5,760)	—	—	—	—	(12,793)	(3,391)	(572,135)	(993,736)	—	(177,459)

Net contributions and (withdrawals)	(1,213,680)	490,656	894,938	2,263,117	336,973	(965,057)	919,084	1,305,500	(2,452,710)	(1,482,915)	877,200	(795,692)

Increase (decrease) in net assets	(2,599,183)	(246,956)	918,091	2,361,266	435,041	(1,021,125)	1,554,408	3,178,393	24,968,119	72,235,826	1,477,182	459,011
NET ASSETS:
Beginning of period	13,673,745	13,920,701	3,614,804	1,253,538	1,819,450	2,840,575	32,784,705	29,606,312	318,943,626	246,707,800	7,726,345	7,267,334

End of period	$11,074,562	$13,673,745	$4,532,895	$3,614,804	$2,254,491	$1,819,450	$34,339,113	$32,784,705	$343,911,745	$318,943,626	$9,203,527	$7,726,345

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP International Equity— Initial Class		MainStay VP Janus Balanced— Initial Class		MainStay VP Large Cap Growth— Initial Class		MainStay VP Marketfield— Initial Class		MainStay VP MFS® Utilities— Initial Class		MainStay VP Mid Cap Core— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013 (a)	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$190,992	$409,478	$177,817	$143,750	$(261)	$455	$—	$—	$63,185	$67,483	$237,251	$568,816
Net realized gain (loss) on investments	512,571	99,419	948,462	118,795	16,049	7,390	(39,800)	—	341,336	139,783	1,227,969	436,879
Realized gain distribution received	—	—	225,685	15,900	72,535	1,219	—	—	152,751	37,409	11,851,382	4,311,091
Change in unrealized appreciation (depreciation) on investments	(1,877,971)	5,524,235	(446,909)	1,477,979	(17,985)	38,995	(95,100)	44	(176,811)	309,432	(2,024,846)	18,180,811

Net increase (decrease) in net assets resulting from operations	(1,174,408)	6,033,132	905,055	1,756,424	70,338	48,059	(134,900)	44	380,461	554,107	11,291,756	23,497,597

Contributions and (Withdrawals):
Payments received from policyowners	157,068	180,849	3,007,250	830,128	71,517	104,062	99,226	—	411,154	284,899	957,300	1,266,144
Cost of insurance	(1,196,782)	(1,277,069)	(245,240)	(206,956)	(17,707)	(8,263)	(3,379)	(6)	(91,078)	(77,706)	(639,537)	(500,034)
Policyowners’ surrenders	(468,234)	(167,815)	(1,544,598)	(484,242)	(3,609)	—	—	—	(1,114,283)	(358,461)	(729,271)	(517,490)
Net transfers from (to) Fixed Account	(519,919)	47,278	977,922	279,876	69,878	105,590	124,185	—	178,015	121,168	(150,944)	62,911
Transfers between Investment Divisions	(1,000,021)	505,248	(3,466,434)	519,629	147,345	2,546	1,336,921	1,724	606,278	(170,846)	(838,497)	582,819
Policyowners’ death benefits	(164,005)	(350,043)	—	—	—	—	—	—	(4,711)	—	(159,935)	(226,899)

Net contributions and (withdrawals)	(3,191,893)	(1,061,552)	(1,271,100)	938,435	267,424	203,935	1,556,953	1,718	(14,625)	(200,946)	(1,560,884)	667,451

Increase (decrease) in net assets	(4,366,301)	4,971,580	(366,045)	2,694,859	337,762	251,994	1,422,053	1,762	365,836	353,161	9,730,872	24,165,048
NET ASSETS:
Beginning of period	46,256,649	41,285,069	11,052,128	8,357,269	330,696	78,702	1,762	—	3,199,650	2,846,489	80,397,873	56,232,825

End of period	$41,890,348	$46,256,649	$10,686,083	$11,052,128	$668,458	$330,696	$1,423,815	$1,762	$3,565,486	$3,199,650	$90,128,745	$80,397,873

(a)	For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MainStay VP S&P 500 Index— Initial Class		MainStay VP T. Rowe Price Equity Income— Initial Class		MainStay VP U.S. Small Cap— Initial Class		MainStay VP Van Eck Global Hard Assets— Initial Class		Alger SMid Cap Growth Portfolio— Class I-2		AllianceBernstein VPS International Value Portfolio— Class A
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,476,515	$2,375,002	$357,882	$340,870	$31,729	$58,834	$20,302	$54,152	$—	$—	$886	$1,408
Net realized gain (loss) on investments	3,483,677	2,041,160	2,015,620	1,378,037	500,212	240,137	89,613	5,271	4,885	840	58	128
Realized gain distribution received	—	—	1,217,279	204,590	746,059	—	—	—	119,429	78,431	—	—
Change in unrealized appreciation (depreciation) on investments	19,387,134	43,069,226	(1,614,414)	4,733,728	(643,551)	2,192,660	(1,033,654)	415,510	(102,324)	27,942	(2,459)	3,227

Net increase (decrease) in net assets resulting from operations	25,347,326	47,485,388	1,976,367	6,657,225	634,449	2,491,631	(923,739)	474,933	21,990	107,213	(1,515)	4,763

Contributions and (Withdrawals):
Payments received from policyowners	756,329	231,036	747,437	1,368,783	118,798	102,568	422,543	473,746	53,933	56,835	—	—
Cost of insurance	(5,868,790)	(5,579,201)	(457,886)	(581,534)	(90,498)	(70,230)	(73,058)	(69,640)	(8,840)	(7,598)	(430)	(454)
Policyowners’ surrenders	(289,603)	(119,675)	(1,887,775)	(2,044,754)	—	(675,241)	(58,201)	(59,587)	(40,860)	(3,473)	—	—
Net transfers from (to) Fixed Account	43,694	(15,067)	(960,364)	(182,489)	40,092	(1,795)	(55,942)	31,497	(40,716)	6,361	(2)	(1,885)
Transfers between Investment Divisions	4,137,713	2,989,042	(2,230,495)	(1,180,606)	(371,069)	1,300,975	(399,647)	1,403,888	3,898	(4,999)	—	—
Policyowners’ death benefits	(792,036)	(1,591,145)	(54,623)	(54,423)	—	—	(670)	—	—	—	—	—

Net contributions and (withdrawals)	(2,012,693)	(4,085,010)	(4,843,706)	(2,675,023)	(302,677)	656,277	(164,975)	1,779,904	(32,585)	47,126	(432)	(2,339)

Increase (decrease) in net assets	23,334,633	43,400,378	(2,867,339)	3,982,202	331,772	3,147,908	(1,088,714)	2,254,837	(10,595)	154,339	(1,947)	2,424
NET ASSETS:
Beginning of period	195,120,349	151,719,971	27,606,380	23,624,178	9,900,892	6,752,984	5,237,755	2,982,918	452,659	298,320	24,809	22,385

End of period	$218,454,982	$195,120,349	$24,739,041	$27,606,380	$10,232,664	$9,900,892	$4,149,041	$5,237,755	$442,064	$452,659	$22,862	$24,809

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	AllianceBernstein VPS Small/Mid Cap Value Portfolio— Class A		American Century Investments® VP Inflation Protection Fund— Class II		American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class II		American Funds IS® Asset Allocation FundSM— Class 2		American Funds IS® Global Growth FundSM— Class 1
	2014	2013	2014	2013	2014	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$29,291	$20,222	$10,418	$5,209	$1,919	$71,164	$61,119	$35,855	$19,787	$23,612	$20,039
Net realized gain (loss) on investments	412,018	460,857	(3,770)	(630)	24	170,005	99,318	230,992	67,396	318,730	5,404
Realized gain distribution received	483,139	187,713	19,267	11,548	221	—	—	127,589	—	205,970	—
Change in unrealized appreciation (depreciation) on investments	(529,891)	537,243	(2,652)	(45,025)	23,805	375,459	954,401	(224,198)	160,512	(485,666)	293,687

Net increase (decrease) in net assets resulting from operations	394,557	1,206,035	23,263	(28,898)	25,969	616,628	1,114,838	170,238	247,695	62,646	319,130

Contributions and (Withdrawals):
Payments received from policyowners	563,488	642,267	34,365	9,405	16,334	273,731	321,906	1,128,928	1,298,141	574,455	713,056
Cost of insurance	(70,781)	(67,604)	(9,016)	(3,342)	(1,116)	(70,670)	(60,461)	(61,027)	(37,296)	(29,936)	(19,223)
Policyowners’ surrenders	(309,017)	(141,701)	(3,834)	(2,606)	(1,754)	(371,939)	(292,872)	(977,437)	(87,206)	(19,619)	(1,064)
Net transfers from (to) Fixed Account	(95,936)	(417,974)	111,396	13,605	262,381	454,930	11,795	209,649	63,651	21,742	55,049
Transfers between Investment Divisions	44,882	(573,691)	74,705	332,014	225,322	280,554	94,092	(534,659)	188,612	(1,227,652)	107,286
Policyowners’ death benefits	(3,488)	(37,403)	(1,627)	(6)	—	(5,106)	—	(3,363)	(986)	—	—

Net contributions and (withdrawals)	129,148	(596,106)	205,989	349,070	501,167	561,500	74,460	(237,909)	1,424,916	(681,010)	855,104

Increase (decrease) in net assets	523,705	609,929	229,252	320,172	527,136	1,178,128	1,189,298	(67,671)	1,672,611	(618,364)	1,174,234
NET ASSETS:
Beginning of period	3,994,514	3,384,585	648,118	327,946	—	4,619,136	3,429,838	2,561,907	889,296	2,147,494	973,260

End of period	$4,518,219	$3,994,514	$877,370	$648,118	$527,136	$5,797,264	$4,619,136	$2,494,236	$2,561,907	$1,529,130	$2,147,494

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	American Funds IS® Global Small Capitalization FundSM— Class 2		American Funds IS® Growth FundSM— Class 2		American Funds IS® Growth- Income FundSM— Class 2		American Funds IS® International FundSM— Class 2		Davis Value Portfolio		Delaware VIP® Emerging Markets Series— Standard Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014 (b)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,318	$11,471	$111,299	$101,100	$9,661	$10,876	$336,873	$261,389	$9,405	$5,915	$—
Net realized gain (loss) on investments	83,561	186,274	425,146	373,989	177,684	125,045	1,395,579	916,722	10,408	3,206	—
Realized gain distribution received	4,607	—	658,067	—	29,334	—	—	—	203,566	50,025	—
Change in unrealized appreciation (depreciation) on investments	(75,411)	87,198	(67,923)	2,284,946	(147,925)	87,099	(2,323,589)	2,435,908	(165,411)	113,645	(42)

Net increase (decrease) in net assets resulting from operations	14,075	284,943	1,126,589	2,760,035	68,754	223,020	(591,137)	3,614,019	57,968	172,791	(42)

Contributions and (Withdrawals):
Payments received from policyowners	276,874	287,184	403,779	176,492	91,492	75,790	3,246,268	3,748,095	122,263	101,925	40
Cost of insurance	(23,145)	(27,200)	(165,987)	(126,224)	(21,213)	(20,699)	(380,684)	(353,114)	(16,613)	(13,527)	—
Policyowners’ surrenders	(9,603)	(261,234)	(314,575)	(9,112)	(409,386)	(133,829)	(874,794)	(547,994)	(15,286)	(12,534)	—
Net transfers from (to) Fixed Account	10,449	98,986	140,446	69,452	40,539	22,425	(628,631)	87,595	121,393	3,868	5,896
Transfers between Investment Divisions	(41,265)	(554,934)	565,700	386,146	164,341	37,391	(13,861)	1,691,862	60,127	26,404	266
Policyowners’ death benefits	—	(687)	(2,565)	(37,987)	(4,725)	—	(7,914)	(649)	—	—	—

Net contributions and (withdrawals)	213,310	(457,885)	626,798	458,767	(138,952)	(18,922)	1,340,384	4,625,795	271,884	106,136	6,202

Increase (decrease) in net assets	227,385	(172,942)	1,753,387	3,218,802	(70,198)	204,098	749,247	8,239,814	329,852	278,927	6,160
NET ASSETS:
Beginning of period	841,496	1,014,438	12,534,772	9,315,970	905,042	700,944	22,758,133	14,518,319	746,584	467,657	—

End of period	$1,068,881	$841,496	$14,288,159	$12,534,772	$834,844	$905,042	$23,507,380	$22,758,133	$1,076,436	$746,584	$6,160

(b)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Delaware VIP® International Value Equity Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class		Deutsche Global Small Cap VIP— Class A		Deutsche Small Cap Index VIP— Class A		Deutsche Small Mid Cap Value VIP— Class A		DFA VA International Small Portfolio	DFA VA U.S. Targeted Value Portfolio
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014 (b)	2014

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$61,223	$57,341	$29,436	$30,790	$7,281	$58	$207,288	$235,646	$18,832	$22,228	$—	$3,493
Net realized gain (loss) on investments	223,094	341,139	241,814	94,782	(1,806)	462	918,301	1,325,336	447,179	306,736	—	8,732
Realized gain distribution received	—	—	453,418	195,226	94,345	614	1,180,512	566,471	11,264	—	—	18,466
Change in unrealized appreciation (depreciation) on investments	(486,512)	268,526	(409,660)	895,164	(134,975)	18,535	(1,176,316)	2,604,387	(341,183)	312,988	1	(18,169)

Net increase (decrease) in net assets resulting from operations	(202,195)	667,006	315,008	1,215,962	(35,155)	19,669	1,129,785	4,731,840	136,092	641,952	1	12,522

Contributions and (Withdrawals):
Payments received from policyowners	47,554	142,960	128,798	214,094	172,128	339,178	2,666,693	3,537,853	340,685	260,294	15	34,299
Cost of insurance	(68,375)	(66,594)	(90,393)	(69,391)	(7,953)	(1,769)	(253,999)	(224,510)	(38,805)	(37,869)	—	(2,718)
Policyowners’ surrenders	(1,061,415)	(172,231)	(30,449)	(791)	—	16	(721,645)	(309,934)	(657,101)	(112,671)	—	(117,797)
Net transfers from (to) Fixed Account	(4,555)	23,772	98,324	(72,075)	25,398	1,954	(318,691)	(23,613)	(12,075)	(11,621)	31	194,837
Transfers between Investment Divisions	422,397	(1,038,427)	(169,018)	386,556	(23,153)	359,437	955,648	(651,756)	(201,918)	(436,785)	—	254,963
Policyowners’ death benefits	(8,820)	—	(2,585)	(10,301)	—	—	(3,861)	(4,274)	—	—	—	—

Net contributions and (withdrawals)	(673,214)	(1,110,520)	(65,323)	448,092	166,420	698,816	2,324,145	2,323,766	(569,214)	(338,652)	46	363,584

Increase (decrease) in net assets	(875,409)	(443,514)	249,685	1,664,054	131,265	718,485	3,453,930	7,055,606	(433,122)	303,300	47	376,106
NET ASSETS:
Beginning of period	2,417,326	2,860,840	5,309,838	3,645,784	724,509	6,024	19,872,956	12,817,350	2,220,638	1,917,338	—	—

End of period	$1,541,917	$2,417,326	$5,559,523	$5,309,838	$855,774	$724,509	$23,326,886	$19,872,956	$1,787,516	$2,220,638	$47	$376,106

(b)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Dreyfus IP Technology Growth Portfolio— Initial Shares		Dreyfus VIF Opportunistic Small Cap Portfolio— Initial Shares		Fidelity® VIP Contrafund® Portfolio— Initial Class		Fidelity® VIP Equity-Income Portfolio— Initial Class		Fidelity® VIP Freedom 2010 Portfolio— Initial Class		Fidelity® VIP Freedom 2020 Portfolio— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—	$321,456	$271,114	$186,104	$144,327	$194,523	$196,158	$338,100	$282,937
Net realized gain (loss) on investments	570,086	104,112	442	(34)	2,380,066	2,561,037	311,001	441,920	634,934	192,369	659,693	497,763
Realized gain distribution received	184,639	—	—	—	684,714	7,333	90,227	381,728	188,812	112,881	308,335	197,394
Change in unrealized appreciation (depreciation) on investments	(553,066)	706,650	(98)	8,428	184,686	4,280,814	(53,395)	402,368	(494,286)	771,037	(492,219)	1,296,559

Net increase (decrease) in net assets resulting from operations	201,659	810,762	344	8,394	3,570,922	7,120,298	533,937	1,370,343	523,983	1,272,445	813,909	2,274,653

Contributions and (Withdrawals):
Payments received from policyowners	172,105	80,440	—	29	2,353,823	2,175,304	57,535	95,533	165,667	388,709	1,163,900	1,231,058
Cost of insurance	(50,463)	(44,602)	(926)	(873)	(480,144)	(606,299)	(100,414)	(94,048)	(230,073)	(317,312)	(365,643)	(486,323)
Policyowners’ surrenders	(414,897)	(108,893)	(1,582)	—	(2,732,435)	(2,392,177)	(85,260)	(145,926)	(69,349)	(11,316)	(717,776)	(172,530)
Net transfers from (to) Fixed Account	(96,201)	38,071	—	(1)	(907,536)	179,035	265	1,879	(278,567)	24,320	(166,470)	(798,170)
Transfers between Investment Divisions	226,458	70,249	—	—	4,162,268	(3,053,828)	(10,138)	(54,764)	(54,303)	2,698,220	3,175,825	1,810,890
Policyowners’ death benefits	(3,449)	—	—	—	(92,010)	(41,079)	—	(3)	(67,148)	(34,838)	(80,713)	(80,872)

Net contributions and (withdrawals)	(166,447)	35,265	(2,508)	(845)	2,303,966	(3,739,044)	(138,012)	(197,329)	(533,773)	2,747,783	3,009,123	1,504,053

Increase (decrease) in net assets	35,212	846,027	(2,164)	7,549	5,874,888	3,381,254	395,925	1,173,014	(9,790)	4,020,228	3,823,032	3,778,706
NET ASSETS:
Beginning of period	3,315,372	2,469,345	25,326	17,777	29,225,725	25,844,471	6,210,355	5,037,341	11,997,468	7,977,240	16,596,635	12,817,929

End of period	$3,350,584	$3,315,372	$23,162	$25,326	$35,100,613	$29,225,725	$6,606,280	$6,210,355	$11,987,678	$11,997,468	$20,419,667	$16,596,635

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Fidelity® VIP Freedom 2030 Portfolio— Initial Class		Fidelity® VIP Freedom 2040 Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$190,754	$129,623	$61,881	$39,868	$4,840	$5,233	$1,560,542	$1,319,713	$312,618	$258,446	$78,662	$151,407
Net realized gain (loss) on investments	300,043	589,793	246,508	83,645	171,549	125,928	4,132,249	6,104,703	(41,040)	7,842	592,738	443,304
Realized gain distribution received	186,592	102,751	52,923	25,687	—	1,255	86,681	661,351	4,746	134,477	761,701	3,873,112
Change in unrealized appreciation (depreciation) on investments	(250,702)	603,564	(224,982)	343,463	70,533	366,603	5,662,902	10,880,126	403,386	(601,745)	477,538	4,684,972

Net increase (decrease) in net assets resulting from operations	426,687	1,425,731	136,330	492,663	246,922	499,019	11,442,374	18,965,893	679,710	(200,980)	1,910,639	9,152,795

Contributions and (Withdrawals):
Payments received from policyowners	604,569	467,483	357,978	164,593	288,286	146,009	6,938,912	6,105,076	522,482	782,061	742,729	657,266
Cost of insurance	(208,817)	(198,294)	(71,322)	(57,331)	(34,849)	(23,599)	(1,267,806)	(1,230,402)	(254,042)	(248,408)	(435,103)	(489,378)
Policyowners’ surrenders	(165,920)	(76,230)	(67,993)	(15,955)	(115,043)	(182,662)	(3,842,964)	(3,241,742)	(1,038,882)	(913,031)	(1,130,101)	(912,791)
Net transfers from (to) Fixed Account	(81,642)	63,972	(39,571)	34,522	(38,417)	2,907	3,124,563	(5,702,540)	191,157	108,086	(230,147)	79,606
Transfers between Investment Divisions	3,605,633	(82,563)	1,114,536	608,948	169,000	46,081	4,716,284	3,230,132	3,907,078	1,110,027	(2,685,184)	(439,721)
Policyowners’ death benefits	(35,387)	(14,465)	(5,766)	(3,339)	—	—	(37,306)	(68,520)	(13,634)	(9,236)	(35,621)	(42,992)

Net contributions and (withdrawals)	3,718,436	159,903	1,287,862	731,438	268,977	(11,264)	9,631,683	(907,996)	3,314,159	829,499	(3,773,427)	(1,148,010)

Increase (decrease) in net assets	4,145,123	1,585,634	1,424,192	1,224,101	515,899	487,755	21,074,057	18,057,897	3,993,869	628,519	(1,862,788)	8,004,785
NET ASSETS:
Beginning of period	8,115,209	6,529,575	2,756,654	1,532,553	2,135,734	1,647,979	78,529,066	60,471,169	10,678,555	10,050,036	33,930,635	25,925,850

End of period	$12,260,332	$8,115,209	$4,180,846	$2,756,654	$2,651,633	$2,135,734	$99,603,123	$78,529,066	$14,672,424	$10,678,555	$32,067,847	$33,930,635

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Fidelity® VIP Money Market Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class		Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Value Leaders Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2		Invesco V.I. American Value Fund—Series I Shares
	2014	2013	2014	2013	2014	2013 (a)	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,653	$10,405	$150,628	$146,114	$33,099	$—	$735	$153	$4,424	$3,344	$38,383	$55,454
Net realized gain (loss) on investments	—	—	366,288	701,915	88,563	—	2,787	3,038	8,179	145,857	1,310,269	527,896
Realized gain distribution received	—	—	2,861	40,060	104,011	—	—	—	—	—	685,245	—
Change in unrealized appreciation (depreciation) on investments	—	—	(1,442,929)	1,878,527	164,286	—	2,586	2,884	20,419	881	(1,242,886)	1,347,943

Net increase (decrease) in net assets resulting from operations	3,653	10,405	(923,152)	2,766,616	389,959	—	6,108	6,075	33,022	150,082	791,011	1,931,293

Contributions and (Withdrawals):
Payments received from policyowners	8,803,708	6,654,655	599,829	1,171,021	713,903	798,755	9,156	11,475	39,420	48,904	626,074	775,074
Cost of insurance	(759,226)	(802,260)	(246,384)	(264,067)	(3,962)	—	(1,631)	(957)	(19,169)	(23,821)	(138,746)	(119,434)
Policyowners’ surrenders	(241,814)	(1,011,558)	(248,864)	(527,964)	(101)	—	—	(468)	(12,256)	(1,150)	(9,898)	(2,507)
Net transfers from (to) Fixed Account	5,803,365	4,493,337	(204,352)	(78,433)	73,334	—	701	7	12,949	(4,275)	19,977	107,195
Transfers between Investment Divisions	(5,158,332)	(15,339,945)	(167,050)	(528,210)	29,547	—	26,799	2,979	9,305	(77,773)	(2,639,460)	2,535,597
Policyowners’ death benefits	(17,840)	(66,252)	(17,584)	(10,903)	—	—	—	—	—	—	(2,258)	(3,744)

Net contributions and (withdrawals)	8,429,861	(6,072,023)	(284,405)	(238,556)	812,721	798,755	35,025	13,036	30,249	(58,115)	(2,144,311)	3,292,181

Increase (decrease) in net assets	8,433,514	(6,061,618)	(1,207,557)	2,528,060	1,202,680	798,755	41,133	19,111	63,271	91,967	(1,353,300)	5,223,474
NET ASSETS:
Beginning of period	31,467,414	37,529,032	11,719,087	9,191,027	798,755	—	22,858	3,747	494,699	402,732	9,740,075	4,516,601

End of period	$39,900,928	$31,467,414	$10,511,530	$11,719,087	$2,001,435	$798,755	$63,991	$22,858	$557,970	$494,699	$8,386,775	$9,740,075

(a)	For the period November 15, 2013 (commencement of Investment Division) through December 31, 2013.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. International Growth Fund—Series I Shares		Invesco V.I. Mid Cap Core Equity Fund—Series I Shares		Janus Aspen Enterprise Portfolio— Institutional Shares		Janus Aspen Flexible Bond Portfolio— Institutional Shares	Janus Aspen Forty Portfolio— Institutional Shares
	2014	2013	2014	2013	2014	2013	2014	2013	2014 (b)	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$74,003	$124,246	$253,937	$133,777	$297	$2,343	$10,874	$24,900	$—	$5,153	$21,849
Net realized gain (loss) on investments	113,898	142,152	784,350	422,140	22,877	36,593	640,161	998,130	—	413,391	148,111
Realized gain distribution received	—	—	—	—	85,300	23,654	465,308	—	—	953,671	—
Change in unrealized appreciation (depreciation) on investments	398,192	(189,575)	(936,399)	1,337,195	(102,005)	32,475	(311,148)	376,039	4	(1,111,233)	666,524

Net increase (decrease) in net assets resulting from operations	586,093	76,823	101,888	1,893,112	6,469	95,065	805,195	1,399,069	4	260,982	836,484

Contributions and (Withdrawals):
Payments received from policyowners	364,843	331,516	1,677,218	1,351,903	60,410	34,328	416,760	299,732	—	288,804	194,520
Cost of insurance	(77,406)	(57,129)	(223,045)	(170,800)	(13,200)	(9,490)	(121,116)	(102,118)	—	(72,377)	(66,839)
Policyowners’ surrenders	(8,026)	(18,548)	(530,218)	(980,034)	(15,720)	(23,561)	(2,121,390)	(1,128,379)	—	(524,944)	(230,805)
Net transfers from (to) Fixed Account	(7,469)	(24,570)	(654,663)	14,531	13,848	3,298	(67,426)	(36,451)	1,053	2,113	17,308
Transfers between Investment Divisions	671,969	103,187	2,756,596	816,431	322,939	(117,181)	2,147,348	845,085	—	(402,319)	171,020
Policyowners’ death benefits	(901)	—	(13,713)	(52,459)	—	—	(4,598)	—	—	(5,919)	(2,563)

Net contributions and (withdrawals)	943,010	334,456	3,012,175	979,572	368,277	(112,606)	249,578	(122,131)	1,053	(714,642)	82,641

Increase (decrease) in net assets	1,529,103	411,279	3,114,063	2,872,684	374,746	(17,541)	1,054,773	1,276,938	1,057	(453,660)	919,125
NET ASSETS:
Beginning of period	3,396,118	2,984,839	13,105,391	10,232,707	376,758	394,299	6,143,828	4,866,890	—	3,616,265	2,697,140

End of period	$4,925,221	$3,396,118	$16,219,454	$13,105,391	$751,504	$376,758	$7,198,601	$6,143,828	$1,057	$3,162,605	$3,616,265

(b)	For the period December 1, 2014 (commencement of Investment Division) through December 31, 2014.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	Janus Aspen Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,987	$4,470	$60,300	$48,683	$24,673	$20,331	$27,452	$36,051	$215,919	$94,091	$35,167	$16,268
Net realized gain (loss) on investments	18,825	8,414	206,723	147,281	349,515	501,891	1,301,778	657,126	(35,022)	(60,168)	1,410	327
Realized gain distribution received	—	—	—	—	—	—	86,321	770,613	5,747	15,486	20,928	—
Change in unrealized appreciation (depreciation) on investments	18,015	90,753	(430,242)	526,030	267,289	687,636	(719,544)	1,619,907	124,335	(175,587)	(80,561)	37,764

Net increase (decrease) in net assets resulting from operations	42,827	103,637	(163,219)	721,994	641,477	1,209,858	696,007	3,083,697	310,979	(126,178)	(23,056)	54,359

Contributions and (Withdrawals):
Payments received from policyowners	73,021	43,626	57,021	105,689	229,925	170,372	1,632,770	1,961,740	458,663	67,383	346,375	221,446
Cost of insurance	(24,065)	(20,671)	(72,101)	(106,122)	(89,425)	(128,780)	(241,838)	(219,598)	(50,743)	(68,611)	(10,222)	(2,762)
Policyowners’ surrenders	(19,503)	(63,372)	(17,028)	(36,977)	(20,852)	(963,724)	(1,017,391)	(422,576)	—	—	—	—
Net transfers from (to) Fixed Account	99,763	2,796	53,086	29,133	(27,607)	4,235	(279,327)	150,842	(252,686)	(526,649)	39,861	331,691
Transfers between Investment Divisions	8,225	17,913	(170,313)	(242,603)	(141,083)	321,245	2,245,172	366,862	7,214,194	(279,448)	132,790	45,046
Policyowners’ death benefits	(2,129)	(6,420)	(18,906)	(40,285)	(25,517)	(14,992)	(12,246)	(2,791)	(2,716)	(967)	—	—

Net contributions and (withdrawals)	135,312	(26,128)	(168,241)	(291,165)	(74,559)	(611,644)	2,327,140	1,834,479	7,366,712	(808,292)	508,804	595,421

Increase (decrease) in net assets	178,139	77,509	(331,460)	430,829	566,918	598,214	3,023,147	4,918,176	7,677,691	(934,470)	485,748	649,780
NET ASSETS:
Beginning of period	475,955	398,446	4,023,348	3,592,519	5,213,004	4,614,790	12,466,151	7,547,975	3,938,942	4,873,412	649,780	—

End of period	$654,094	$475,955	$3,691,888	$4,023,348	$5,779,922	$5,213,004	$15,489,298	$12,466,151	$11,616,633	$3,938,942	$1,135,528	$649,780

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	LVIP SSgA Emerging Markets 100 Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class		MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® New Discovery Series— Initial Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$186,867	$29,410	$170,590	$39,271	$226,459	$10,578	$199,858	$111,102	$434	$720	$—	$—
Net realized gain (loss) on investments	(10,505)	(2,942)	70,443	35,123	53,726	5,698	1,022,169	36,429	14,345	477	341	78
Realized gain distribution received	—	—	—	—	10,020	—	—	—	5,209	—	2,478	101
Change in unrealized appreciation (depreciation) on investments	(538,605)	29,570	(680,634)	366,276	68,031	44,324	(1,065,523)	1,498,229	(11,611)	22,057	(3,792)	4,065

Net increase (decrease) in net assets resulting from operations	(362,243)	56,038	(439,601)	440,670	358,236	60,600	156,504	1,645,760	8,377	23,254	(973)	4,244

Contributions and (Withdrawals):
Payments received from policyowners	771,045	1,361,386	328,350	18,725	1,592,798	1,725,198	879,476	1,029,921	1	—	—	—
Cost of insurance	(41,102)	(11,637)	(30,849)	(28,718)	(47,318)	(9,660)	(135,445)	(97,055)	(1,220)	(1,279)	(517)	(513)
Policyowners’ surrenders	(3,996)	(785)	(1,492)	—	(3,740)	—	(15,015)	—	(31,865)	—	(912)	—
Net transfers from (to) Fixed Account	(591,661)	40,278	1,216,841	(114,892)	305,088	411,490	158,815	140,631	—	—	—	—
Transfers between Investment Divisions	3,594,213	882,298	2,678,106	3,918	5,225,332	15,728	652,648	4,150,659	—	—	—	—
Policyowners’ death benefits	—	—	(3,052)	(354)	—	—	(6,082)	(1,429)	—	—	—	—

Net contributions and (withdrawals)	3,728,499	2,271,540	4,187,904	(121,321)	7,072,160	2,142,756	1,534,397	5,222,727	(33,084)	(1,279)	(1,429)	(513)

Increase (decrease) in net assets	3,366,256	2,327,578	3,748,303	319,349	7,430,396	2,203,356	1,690,901	6,868,487	(24,707)	21,975	(2,402)	3,731
NET ASSETS:
Beginning of period	2,748,626	421,048	2,390,448	2,071,099	2,512,440	309,084	11,299,951	4,431,464	95,888	73,913	14,196	10,465

End of period	$6,114,882	$2,748,626	$6,138,751	$2,390,448	$9,942,836	$2,512,440	$12,990,852	$11,299,951	$71,181	$95,888	$11,794	$14,196

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	MFS® Value Series— Initial Class		Neuberger Berman AMT Large Cap Value Portfolio— Class I		Oppenheimer Capital Appreciation Fund/VA— Non-Service Shares		Oppenheimer Core Bond Fund/VA— Non-Service Shares		PIMCO VIT Global Bond Portfolio (Unhedged)— Administrative Class		PIMCO VIT High Yield Portfolio— Administrative Class
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$316,350	$173,105	$6,530	$7,029	$834	$1,367	$64	$63	$190,429	$51,205	$135,000	$118,275
Net realized gain (loss) on investments	3,298,117	2,017,696	129,820	26,799	3,480	1,541	1	1	(111,473)	(321,986)	(3,146)	71,767
Realized gain distribution received	640,065	44,538	—	—	4,542	—	—	—	245,825	39,318	—	—
Change in unrealized appreciation (depreciation) on investments	(1,881,072)	2,150,566	(54,200)	132,116	19,970	33,395	21	(66)	(230,708)	(229,188)	(67,601)	(85,052)

Net increase (decrease) in net assets resulting from operations	2,373,460	4,385,905	82,150	165,944	28,826	36,303	86	(2)	94,073	(460,651)	64,253	104,990

Contributions and (Withdrawals):
Payments received from policyowners	5,432,026	4,874,245	40,505	34,128	19,040	15,116	—	—	872,355	1,317,873	238,356	456,491
Cost of insurance	(239,887)	(219,527)	(11,810)	(8,858)	(8,776)	(6,885)	(72)	(71)	(143,505)	(100,094)	(46,902)	(44,838)
Policyowners’ surrenders	(410,186)	(266,106)	—	—	(1,510)	—	—	—	(370,338)	(170,890)	(64,396)	(69,222)
Net transfers from (to) Fixed Account	(2,760,174)	198,530	(5,184)	29,020	8,728	4,959	—	—	1,190,105	315,732	(277,662)	(526,723)
Transfers between Investment Divisions	(3,280,193)	(1,019,947)	50,692	198,980	7,982	4,880	—	—	730,928	779,674	1,037,690	163,131
Policyowners’ death benefits	(20,252)	(38,327)	—	—	—	—	—	—	(1,606)	—	—	—

Net contributions and (withdrawals)	(1,278,666)	3,528,868	74,203	253,270	25,464	18,070	(72)	(71)	2,277,939	2,142,295	887,086	(21,161)

Increase (decrease) in net assets	1,094,794	7,914,773	156,353	419,214	54,290	54,373	14	(73)	2,372,012	1,681,644	951,339	83,829
NET ASSETS:
Beginning of period	20,581,882	12,667,109	853,642	434,428	161,701	107,328	1,204	1,277	5,846,990	4,165,346	1,969,979	1,886,150

End of period	$21,676,676	$20,581,882	$1,009,995	$853,642	$215,991	$161,701	$1,218	$1,204	$8,219,002	$5,846,990	$2,921,318	$1,969,979

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Real Return Portfolio— Administrative Class		PIMCO VIT Total Return Portfolio— Administrative Class		Royce Micro-Cap Portfolio— Investment Class		T. Rowe Price Blue Chip Growth Portfolio
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$21,859	$68,769	$107,124	$80,369	$253,635	$322,393	$1,431,367	$1,356,019	$(133)	$32,835	$—	$7,946
Net realized gain (loss) on investments	(24,821)	(774,446)	(12,134)	20,376	(1,116,043)	(202,338)	(678,618)	19,362	372,364	191,731	3,902,197	2,600,386
Realized gain distribution received	—	37,569	—	—	—	142,023	—	544,937	405,581	172,898	—	—
Change in unrealized appreciation (depreciation) on investments	206,537	255,373	(26,114)	(107,791)	1,477,105	(2,336,297)	2,026,457	(3,206,653)	(993,793)	811,978	(682,520)	5,449,609

Net increase (decrease) in net assets resulting from operations	203,575	(412,735)	68,876	(7,046)	614,697	(2,074,219)	2,779,206	(1,286,335)	(215,981)	1,209,442	3,219,677	8,057,941

Contributions and (Withdrawals):
Payments received from policyowners	58,373	57,161	2,430,731	2,476,089	1,954,717	2,721,416	9,729,901	9,156,209	260,289	560,437	3,587,428	4,380,680
Cost of insurance	(11,477)	(88,996)	(143,539)	(110,693)	(286,309)	(353,078)	(1,032,093)	(1,352,711)	(87,789)	(108,642)	(561,792)	(650,253)
Policyowners’ surrenders	(927)	(11,945)	(1,136,791)	(50,152)	(1,693,078)	(575,013)	(2,436,253)	(2,356,566)	(958,521)	(297,424)	(928,955)	(300,348)
Net transfers from (to) Fixed Account	6,129	(2,762,686)	794,409	(133,932)	(2,313,776)	431,012	(1,994,664)	2,333,972	(284,313)	41,410	(1,267,764)	83,224
Transfers between Investment Divisions	(62,554)	179,370	(480,054)	1,296,860	(597,682)	(2,138,582)	(15,905,230)	1,280,324	(360,942)	(319,302)	1,534,582	2,937,077
Policyowners’ death benefits	—	—	(4,014)	(4,013)	(5,164)	(30,300)	(89,029)	(154,704)	(3,813)	(648)	(92,511)	(53,341)

Net contributions and (withdrawals)	(10,456)	(2,627,096)	1,460,742	3,474,159	(2,941,292)	55,455	(11,727,368)	8,906,524	(1,435,089)	(124,169)	2,270,988	6,397,039

Increase (decrease) in net assets	193,119	(3,039,831)	1,529,618	3,467,113	(2,326,595)	(2,018,764)	(8,948,162)	7,620,189	(1,651,070)	1,085,273	5,490,665	14,454,980
NET ASSETS:
Beginning of period	856,718	3,896,549	8,180,570	4,713,457	18,444,082	20,462,846	66,907,622	59,287,433	6,797,482	5,712,209	33,317,368	18,862,388

End of period	$1,049,837	$856,718	$9,710,188	$8,180,570	$16,117,487	$18,444,082	$57,959,460	$66,907,622	$5,146,412	$6,797,482	$38,808,033	$33,317,368

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	T. Rowe Price Equity Index 500 Portfolio		T. Rowe Price International Stock Portfolio		T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price New America Growth Portfolio		T. Rowe Price Personal Strategy Balanced Portfolio		TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,296	$8,282	$29,889	$22,653	$47,024	$71,260	$—	$—	$272,484	$236,775	$264	$154
Net realized gain (loss) on investments	61,153	130,551	179,556	148,721	(1,850)	(61,837)	903,649	1,605,703	815,373	455,935	1,307	10
Realized gain distribution received	—	—	16,863	—	—	—	1,057,844	1,110,922	1,077,011	1,010,638	660	30
Change in unrealized appreciation (depreciation) on investments	(19,269)	426	(279,343)	218,111	(12,694)	1,764	(1,163,673)	182,230	(1,338,502)	854,849	(1,322)	1,751

Net increase (decrease) in net assets resulting from operations	48,180	139,259	(53,035)	389,485	32,480	11,187	797,820	2,898,855	826,366	2,558,197	909	1,945

Contributions and (Withdrawals):
Payments received from policyowners	60,791	130,625	540,885	487,308	207,651	458,623	526,768	1,024,340	639,896	317,311	12,359	776
Cost of insurance	(16,145)	(17,886)	(47,621)	(51,977)	(55,806)	(76,279)	(184,403)	(184,193)	(263,797)	(385,000)	(629)	(177)
Policyowners’ surrenders	(20,035)	(74,571)	(388,657)	(125,068)	(1,343,069)	(561,339)	(296,963)	(771,923)	(562,100)	(113,026)	(392)	—
Net transfers from (to) Fixed Account	47,769	(13,973)	61,715	(224,881)	229,308	124,232	(155,274)	76,660	58,151	121,815	202	67
Transfers between Investment Divisions	(118,430)	(312,621)	(287,387)	(123,840)	(1,274,025)	(1,311,598)	(794,834)	(3,200,620)	(1,521,605)	483,950	(16,043)	21,207
Policyowners’ death benefits	—	—	—	(3,983)	(1,911)	—	(14,919)	—	(69,053)	(41,259)	—	—

Net contributions and (withdrawals)	(46,050)	(288,426)	(121,065)	(42,441)	(2,237,852)	(1,366,361)	(919,625)	(3,055,736)	(1,718,508)	383,791	(4,503)	21,873

Increase (decrease) in net assets	2,130	(149,167)	(174,100)	347,044	(2,205,372)	(1,355,174)	(121,805)	(156,881)	(892,142)	2,941,988	(3,594)	23,818
NET ASSETS:
Beginning of period	405,728	554,895	3,074,362	2,727,318	4,448,855	5,804,029	7,646,472	7,803,353	16,905,834	13,963,846	23,818	—

End of period	$407,858	$405,728	$2,900,262	$3,074,362	$2,243,483	$4,448,855	$7,524,667	$7,646,472	$16,013,692	$16,905,834	$20,224	$23,818

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares		TOPS® Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Balanced ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$866	$18	$584	$243	$469	$14	$1,775	$546	$337	$63	$2,939	$1,054
Net realized gain (loss) on investments	148	5	(16)	163	201	266	454	87	579	263	1,496	219
Realized gain distribution received	2,180	—	1,595	164	381	—	1,432	—	—	—	3,334	—
Change in unrealized appreciation (depreciation) on investments	(2,187)	186	162	74	(165)	653	(194)	3,480	(1,112)	420	(3,822)	9,030

Net increase (decrease) in net assets resulting from operations	1,007	209	2,325	644	886	933	3,467	4,113	(196)	746	3,947	10,303

Contributions and (Withdrawals):
Payments received from policyowners	56,493	6,938	17,536	416	26,675	5,964	120,208	91,086	35,371	5,979	161,582	121,450
Cost of insurance	(3,608)	(304)	(1,490)	(155)	(2,866)	(445)	(5,248)	(1,257)	(1,634)	(291)	(4,819)	(1,437)
Policyowners’ surrenders	—	—	—	(827)	—	—	(1,144)	—	—	—	—	(437)
Net transfers from (to) Fixed Account	554	2,503	131,374	58,778	4,018	7,664	—	13,155	(3,470)	1,523	(3,371)	30,350
Transfers between Investment Divisions	4,636	1,302	1,673	(18,351)	1,310	2,163	311	—	1,828	1,226	(7,146)	6,892
Policyowners’ death benefits	—	—	(1,628)	—	—	—	—	—	—	—	—	—

Net contributions and (withdrawals)	58,075	10,439	147,465	39,861	29,137	15,346	114,127	102,984	32,095	8,437	146,246	156,818

Increase (decrease) in net assets	59,082	10,648	149,790	40,505	30,023	16,279	117,594	107,097	31,899	9,183	150,193	167,121
NET ASSETS:
Beginning of period	10,648	—	43,220	2,715	16,279	—	110,374	3,277	9,663	480	173,087	5,966

End of period	$69,730	$10,648	$193,010	$43,220	$46,302	$16,279	$227,968	$110,374	$41,562	$9,663	$323,280	$173,087

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2014

and December 31, 2013

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		UIF Emerging Markets Debt Portfolio— Class I		UIF U.S. Real Estate Portfolio— Class I		Van Eck VIP Multi-Manager Alternatives Fund— Initial Class Shares		Van Eck VIP Unconstrained Emerging Markets Bond Fund— Initial Class Shares		Voya Russell™ Mid Cap Index Portfolio— Class I
	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,353	$259	$376,078	$254,435	$168,229	$126,718	$—	$—	$113,353	$38,688	$74,869	$58,916
Net realized gain (loss) on investments	1,827	10	(108,540)	158,147	525,369	1,294,903	296	(7)	(210,073)	(119,741)	144,578	125,534
Realized gain distribution received	16,324	88	51,763	78,044	—	—	6,777	1,016	181,160	313	219,334	147,038
Change in unrealized appreciation (depreciation) on investments	(16,346)	3,189	(116,489)	(1,051,136)	2,298,714	(1,376,166)	(13,711)	15,882	33,947	(74,467)	417,629	1,191,830

Net increase (decrease) in net assets resulting from operations	7,158	3,546	202,812	(560,510)	2,992,312	45,455	(6,638)	16,891	118,387	(155,207)	856,410	1,523,318

Contributions and (Withdrawals):
Payments received from policyowners	96,720	3,778	702,977	1,201,721	424,113	772,915	33,994	19,844	146,689	280,320	155,881	91,153
Cost of insurance	(10,288)	(553)	(110,385)	(106,960)	(142,088)	(135,524)	(10,322)	(4,435)	(41,934)	(45,783)	(100,475)	(80,634)
Policyowners’ surrenders	(3,169)	—	(756,162)	(217,584)	(1,444,102)	(423,062)	(1,595)	(1,629)	—	(59,980)	(170,752)	—
Net transfers from (to) Fixed Account	(14,768)	129,800	(141,079)	251,613	(4,539)	144,447	111,891	2,162	(220,859)	3,749	211,334	(215,738)
Transfers between Investment Divisions	21,233	24,775	(79,796)	653,740	1,801,266	77,620	181,885	183,951	(80,784)	(1,252,995)	538,212	438,593
Policyowners’ death benefits	—	—	—	(2,080)	(4,310)	—	(1,958)	—	(7,464)	—	(6,178)	(1,333)

Net contributions and (withdrawals)	89,728	157,800	(384,445)	1,780,450	630,340	436,396	313,895	199,893	(204,352)	(1,074,689)	628,022	232,041

Increase (decrease) in net assets
NET ASSETS:	96,886	161,346	(181,633)	1,219,940	3,622,652	481,851	307,257	216,784	(85,965)	(1,229,896)	1,484,432	1,755,359
Beginning of period	161,346	—	6,527,654	5,307,714	10,086,898	9,605,047	385,150	168,366	540,270	1,770,166	6,081,108	4,325,749

End of period	$258,232	$161,346	$6,346,021	$6,527,654	$13,709,550	$10,086,898	$692,407	$385,150	$454,305	$540,270	$7,565,540	$6,081,108

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies

N

YLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), and NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, The Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., DFA Investment Dimensions Group, Inc., Deutsche Investments VIT Funds, Deutsche Variable Series I, Deutsche Variable Series II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Fidelity® Variable Insurance Products Freedom Funds, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., Van Eck VIP Trust, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of December 1, 2014, the following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

BlackRock® Global Allocation V.I. Fund—Class I

Delaware VIP® Emerging Markets Series—Standard Class

Deutsche Alternative Asset Allocation VIP—Class A

DFA VA International Small Portfolio

DFA VA U.S. Large Value Portfolio

Janus Aspen Flexible Bond Portfolio—Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio—Class VC

LVIP Mondrian International Value Fund—Standard Class

Voya Small Company Portfolio—Class I

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP Bond—Initial Class

MainStay VP Cash Management—Initial Class

MainStay VP Common Stock—Initial Class

MainStay VP Convertible—Initial Class

MainStay VP Cornerstone Growth—Initial Class

MainStay VP Eagle Small Cap Growth—Initial Class

MainStay VP Emerging Markets Equity—Initial Class1

MainStay VP Floating Rate—Initial Class

MainStay VP Government—Initial Class

MainStay VP High Yield Corporate Bond—Initial Class

MainStay VP ICAP Select Equity—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP International Equity—Initial Class

MainStay VP Janus Balanced—Initial Class

MainStay VP Large Cap Growth—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MainStay VP Marketfield—Initial Class

MainStay VP MFS® Utilities—Initial Class

MainStay VP Mid Cap Core—Initial Class

MainStay VP S&P 500 Index—Initial Class

MainStay VP T. Rowe Price Equity Income—Initial Class

MainStay VP U.S. Small Cap—Initial Class

MainStay VP Van Eck Global Hard Assets—Initial Class

Alger SMid Cap Growth Portfolio—Class I-2

AllianceBernstein VPS International Value Portfolio—Class A

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A

American Century Investments® VP Inflation Protection Fund—Class II

American Century Investments® VP Mid Cap Value Fund—Class II

American Century Investments® VP Value Fund—Class II

American Funds IS® Asset Allocation FundSM—Class 2

American Funds IS® Global Growth FundSM—Class 1

American Funds IS® Global Small Capitalization FundSM—Class 2

American Funds IS® Growth FundSM—Class 2

American Funds IS® Growth-Income FundSM—Class 2

American Funds IS® International FundSM—Class 2

BlackRock® Global Allocation V.I. Fund—Class I

Davis Value Portfolio

Delaware VIP® Emerging Markets Series—Standard Class

Delaware VIP® International Value Equity Series—Standard Class

Delaware VIP® Small Cap Value Series—Standard Class

Deutsche Alternative Asset Allocation VIP—Class A

Deutsche Global Small Cap VIP—Class A2

Deutsche Small Cap Index VIP—Class A3

Deutsche Small Mid Cap Value VIP—Class A4

DFA VA International Small Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

Dreyfus IP Technology Growth Portfolio—Initial Shares

Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares

Fidelity® VIP Contrafund® Portfolio—Initial Class

Fidelity® VIP Equity-Income Portfolio—Initial Class

Fidelity® VIP Freedom 2010 Portfolio—Initial Class

Fidelity® VIP Freedom 2020 Portfolio—Initial Class

Fidelity® VIP Freedom 2030 Portfolio—Initial Class

Fidelity® VIP Freedom 2040 Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

Fidelity® VIP Money Market Portfolio—Initial Class

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Value Leaders Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

Invesco V.I. American Value Fund—Series I Shares

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. International Growth Fund—Series I Shares

Invesco V.I. Mid Cap Core Equity Fund—Series I Shares

Janus Aspen Enterprise Portfolio—Institutional Shares

Janus Aspen Flexible Bond Portfolio—Institutional Shares

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Global Research Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund Developing Growth Portfolio—Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC

LVIP Baron Growth Opportunities Fund—Service Class

LVIP Mondrian International Value Fund—Standard Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Developed International 150 Fund—Standard Class

LVIP SSgA Emerging Markets 100 Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

MFS® Global Tactical Allocation Portfolio—Initial Class

MFS® International Value Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

MFS® Investors Trust Series—Initial Class

MFS® New Discovery Series—Initial Class

MFS® Value Series—Initial Class

Neuberger Berman AMT Large Cap Value Portfolio—Class I

Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares

Oppenheimer Core Bond Fund/VA—Non-Service Shares

PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class

PIMCO VIT High Yield Portfolio—Administrative Class

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class

PIMCO VIT Low Duration Portfolio—Administrative Class

PIMCO VIT Real Return Portfolio—Administrative Class

PIMCO VIT Total Return Portfolio—Administrative Class

Royce Micro-Cap Portfolio—Investment Class

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS® Balanced ETF Portfolio—Class 2 Shares

TOPS® Conservative ETF Portfolio—Class 2 Shares5

TOPS® Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares

UIF Emerging Markets Debt Portfolio—Class I

UIF U.S. Real Estate Portfolio—Class I

Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares

Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares

Voya Russell™ Mid Cap Index Portfolio—Class I6

Voya Small Company Portfolio—Class I

[1]	Formerly MainStay VP DFA/DuPont Capital Emerging Markets Equity—Initial Class
[2]	Formerly DWS Global Small Cap Growth VIP—Class A
[3]	Formerly DWS Small Cap Index VIP—Class A
[4]	Formerly DWS Small Mid Cap Value VIP—Class A
[5]	Formerly TOPS® Capital Preservation ETF Portfolio—Class 2 Shares
[6]	Formerly ING RussellTM Mid Cap Index Portfolio—I

Not all investment options are available under all policies.

No new investments may be added to the AllianceBernstein VPS International Value Portfolio—Class A, Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, MFS® New Discovery Series—Initial Class, or the Oppenheimer Core Bond Fund/VA—Non-Service Shares Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

At the close of the financial reporting period, there have been no investments in the following Investment Divisions: BlackRock® Global Allocation V.I. Fund—Class I, Deutsche Alternative Asset Allocation VIP—Class A, DFA VA U.S. Large Value Portfolio, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, LVIP Mondrian International Value Fund—Standard Class and Voya Small Company Portfolio—Class I.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial Premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

T

he cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases	Sales

MainStay VP Bond—Initial Class	$8,058	$3,941
MainStay VP Cash Management—Initial Class	22,541	36,491
MainStay VP Common Stock—Initial Class	3,118	3,563
MainStay VP Convertible—Initial Class	900	290
MainStay VP Cornerstone Growth—Initial Class	3,333	1,456
MainStay VP Eagle Small Cap Growth—Initial Class	3,403	5,241
MainStay VP Emerging Markets Equity—Initial Class	4,401	5,485
MainStay VP Floating Rate—Initial Class	2,718	1,400
MainStay VP Government—Initial Class	2,017	1,137
MainStay VP High Yield Corporate Bond—Initial Class	13,625	8,340
MainStay VP ICAP Select Equity—Initial Class	6,719	5,349
MainStay VP Income Builder—Initial Class	2,103	412
MainStay VP International Equity—Initial Class	1,322	4,324
MainStay VP Janus Balanced—Initial Class	3,904	4,761
MainStay VP Large Cap Growth—Initial Class	532	98
MainStay VP Marketfield—Initial Class	2,301	744
MainStay VP MFS® Utilities—Initial Class	1,756	1,471
MainStay VP Mid Cap Core—Initial Class	16,151	4,517
MainStay VP S&P 500 Index—Initial Class	10,284	9,821
MainStay VP T. Rowe Price Equity Income—Initial Class	4,071	7,331
MainStay VP U.S. Small Cap—Initial Class	1,747	1,271
MainStay VP Van Eck Global Hard Assets—Initial Class	975	990
Alger SMid Cap Growth Portfolio—Class I-2	181	94
AllianceBernstein VPS International Value Portfolio—Class A	1	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	2,490	1,485
American Century Investments® VP Inflation Protection Fund—Class II	263	27
American Century Investments® VP Mid Cap Value Fund—Class II	506	3
American Century Investments® VP Value Fund—Class II	1,205	573
American Funds IS® Asset Allocation FundSM—Class 2	3,754	2,781
American Funds IS® Global Growth FundSM—Class 1	2,051	1,931
American Funds IS® Global Small Capitalization FundSM—Class 2	507	287
American Funds IS® Growth FundSM—Class 2	2,527	1,131
American Funds IS® Growth-Income FundSM—Class 2	476	576
American Funds IS® International FundSM—Class 2	9,717	6,161
Davis Value Portfolio	589	101
Delaware VIP® Emerging Markets Series—Standard Class	6	—
Delaware VIP® International Value Equity Series—Standard Class	3,138	3,749
Delaware VIP® Small Cap Value Series—Standard Class	1,746	1,212
Deutsche Global Small Cap VIP—Class A	736	133
Deutsche Small Cap Index VIP— Class A	10,332	3,732
Deutsche Small Mid Cap Value VIP—Class A	993	1,532
DFA VA International Small Portfolio	—	—
DFA VA U.S. Targeted Value Portfolio	617	232
Dreyfus IP Technology Growth Portfolio—Initial Shares	1,157	1,129
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	3
Fidelity® VIP Contrafund® Portfolio—Initial Class	12,173	8,016
Fidelity® VIP Equity-Income Portfolio—Initial Class	807	669
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	4,641	4,792
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	7,826	4,153
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	5,120	1,012
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2,704	1,301
Fidelity® VIP Growth Portfolio—Initial Class	701	427
Fidelity® VIP Index 500 Portfolio—Initial Class	27,410	13,264
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	5,522	1,890
Fidelity® VIP Mid Cap Portfolio—Initial Class	3,698	6,619
Fidelity® VIP Money Market Portfolio—Initial Class	29,241	18,930
Fidelity® VIP Overseas Portfolio—Initial Class	1,247	1,374
Fidelity® VIP Real Estate Portfolio—Initial Class	2,864	1,115
Fidelity® VIP Value Leaders Portfolio—Initial Class	51	15

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales

Fidelity® VIP Value Strategies Portfolio—Service Class 2	$75	$40
Invesco V.I. American Value Fund—Series I Shares	3,488	4,424
Invesco V.I. Global Real Estate Fund—Series I Shares	1,504	431
Invesco V.I. International Growth Fund—Series I Shares	7,586	3,460
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	588	134
Janus Aspen Enterprise Portfolio—Institutional Shares	3,510	2,777
Janus Aspen Flexible Bond Portfolio—Institutional Shares	1	—
Janus Aspen Forty Portfolio—Institutional Shares	2,515	2,270
Janus Aspen Global Research Portfolio—Institutional Shares	241	90
Lazard Retirement International Equity Portfolio—Service Shares	854	962
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	1,030	1,077
LVIP Baron Growth Opportunities Fund—Service Class	9,423	5,887
LVIP SSgA Bond Index Fund—Standard Class	8,394	805
LVIP SSgA Developed International 150 Fund—Standard Class	574	9
LVIP SSgA Emerging Markets 100 Fund—Standard Class	7,527	2,326
LVIP SSgA International Index Fund—Standard Class	4,721	362
MFS® Global Tactical Allocation Portfolio—Initial Class	9,598	887
MFS® International Value Portfolio—Initial Class	6,551	3,918
MFS® Investors Trust Series—Initial Class	6	33
MFS® New Discovery Series—Initial Class	2	1
MFS® Value Series—Initial Class	15,289	11,372
Neuberger Berman AMT Large Cap Value Portfolio—Class I	554	473
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	41	10
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—
PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class	3,911	940
PIMCO VIT High Yield Portfolio—Administrative Class	1,645	598
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	112	99
PIMCO VIT Low Duration Portfolio—Administrative Class	7,147	4,089
PIMCO VIT Real Return Portfolio—Administrative Class	8,554	10,036
PIMCO VIT Total Return Portfolio—Administrative Class	33,615	38,011
Royce Micro-Cap Portfolio—Investment Class	1,139	2,168
T. Rowe Price Blue Chip Growth Portfolio	14,782	9,674
T. Rowe Price Equity Index 500 Portfolio	224	264
T. Rowe Price International Stock Portfolio	935	1,009
T. Rowe Price Limited-Term Bond Portfolio	1,318	3,355
T. Rowe Price New America Growth Portfolio	4,992	4,854
T. Rowe Price Personal Strategy Balanced Portfolio	3,316	3,669
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	14	17
TOPS® Balanced ETF Portfolio—Class 2 Shares	66	5
TOPS® Conservative ETF Portfolio—Class 2 Shares	152	3
TOPS® Growth ETF Portfolio—Class 2 Shares	33	3
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	122	5
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	40	8
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	169	17
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	172	61
UIF Emerging Markets Debt Portfolio—Class I	1,980	1,669
UIF U.S. Real Estate Portfolio—Class I	2,843	2,044
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	333	12
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	2,076	1,985
Voya Russell™ Mid Cap Index Portfolio—Class I	1,466	543

Total	$438,204	$325,768

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including Cornerstone Capital Management Holdings LLC (“CCM”), Dimensional Fund Advisors LP (“DFA”), DuPont Capital Management Corporation (“DuPont Capital”), Eagle Asset Management, Inc. (“Eagle”), Epoch Investment Partners, Inc. (“Epoch”), Institutional Capital LLC (“ICAP”), Janus Capital Management LLC (“Janus”), MacKay Shields LLC (“MacKay Shields”), Marketfield Asset Management, LLC (“Marketfield”), Massachusetts Financial Services Company (“MFS”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Winslow Capital Management, Inc. (“Winslow Capital”), and Van Eck Associates Corporation (“Van Eck”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, MacKay Shields, CCM and ICAP are all indirect, wholly-owned subsidiaries of NYLIC. Eagle is a wholly-owned subsidiary of Raymond James Financial, Inc.; Epoch is a wholly-owned subsidiary of Epoch Holding Corporation. Janus is a wholly-owned subsidiary of Janus Capital Group, Inc. MFS is an indirect majority-owned subsidiary of Sun Life Financial Inc., Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc., DFA, DuPont Capital, Marketfield, T. Rowe Price and Van Eck are independent investment advisory firms.

Deductions from Premiums:

N

YLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is added, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6 and CEAVUL), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL4 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL5 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6 and CEAVUL, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, in all years, it is expected that the charge will be an annual rate of 0.30% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.70%.

During 2013, NYLIAC determined that the mortality and expense risk charge within Series 1 of the MainStay VP DFA/Dupont Capital Emerging Markets Equity—Initial Class, MainStay VP Janus Balanced—Initial Class and MainStay VP T. Rowe Price Equity Income— Initial Class Investment Divisions had been levied at an incorrect and excessive rate for the period May 1, 2012 (inception of the Investment Divisions) through March 14, 2013. During 2013, these policyowners received written notification of the error and reimbursement in the form of additional units, calculated using the corrected Accumulation Unit Values (“AUVs”) for the affected period. The 2012 financial statements were adjusted to reflect the correct ending AUV, unit activity and total return for these affected Investment Divisions. The 2013 financial statements were not impacted.

For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.25% of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%.

For CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,000 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL2 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL3 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL4 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL5 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL6 policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.05% to 1.42%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 3.31%. These ranges are shown as a percentage of average net assets as of December 31, 2013, and approximate the ranges as of December 31, 2014.

NYLIAC CSVUL Separate Account-I

NOTE 4—Distribution of Net Income:

C

SVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

T

he changes in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

	2014			2013
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MainStay VP Bond—Initial Class	414	(242)	172	205	(504)	(299)
MainStay VP Cash Management—Initial Class	19,019	(31,117)	(12,098)	19,597	(24,034)	(4,437)
MainStay VP Common Stock—Initial Class	47	(135)	(88)	45	(109)	(64)
MainStay VP Convertible—Initial Class	31	(13)	18	45	(6)	39
MainStay VP Cornerstone Growth—Initial Class	83	(84)	(1)	83	(38)	45
MainStay VP Eagle Small Cap Growth—Initial Class	252	(399)	(147)	266	(213)	53
MainStay VP Emerging Markets Equity—Initial Class	433	(543)	(110)	592	(541)	51
MainStay VP Floating Rate—Initial Class	163	(100)	63	412	(245)	167
MainStay VP Government—Initial Class	98	(75)	23	63	(127)	(64)
MainStay VP High Yield Corporate Bond—Initial Class	443	(397)	46	559	(499)	60
MainStay VP ICAP Select Equity—Initial Class	102	(201)	(99)	133	(200)	(67)
MainStay VP Income Builder—Initial Class	73	(23)	50	95	(147)	(52)
MainStay VP International Equity—Initial Class	55	(217)	(162)	75	(130)	(55)
MainStay VP Janus Balanced—Initial Class	268	(365)	(97)	207	(126)	81
MainStay VP Large Cap Growth—Initial Class	18	(5)	13	13	(2)	11
MainStay VP Marketfield—Initial Class	238	(80)	158	—	—	—
MainStay VP MFS® Utilities—Initial Class	103	(106)	(3)	58	(76)	(18)
MainStay VP Mid Cap Core—Initial Class	103	(152)	(49)	130	(99)	31
MainStay VP S&P 500 Index—Initial Class	355	(448)	(93)	256	(488)	(232)
MainStay VP T. Rowe Price Equity Income—Initial Class	175	(512)	(337)	461	(703)	(242)
MainStay VP U.S. Small Cap—Initial Class	49	(64)	(15)	91	(61)	30
MainStay VP Van Eck Global Hard Assets—Initial Class	77	(89)	(12)	214	(35)	179
Alger SMid Cap Growth Portfolio—Class I-2	5	(7)	(2)	7	(3)	4
AllianceBernstein VPS International Value Portfolio—Class A	—	—	—	—	—	—
AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	87	(79)	8	77	(114)	(37)
American Century Investments® VP Inflation Protection Fund— Class II	24	(3)	21	38	(1)	37
American Century Investments® VP Mid Cap Value Fund—Class II	45	—	45	—	—	—
American Century Investments® VP Value Fund—Class II	61	(31)	30	31	(25)	6
American Funds IS® Asset Allocation FundSM—Class 2	164	(177)	(13)	116	(21)	95
American Funds IS® Global Growth FundSM—Class 1	78	(118)	(40)	57	(2)	55
American Funds IS® Global Small Capitalization FundSM—Class 2	35	(20)	15	41	(74)	(33)
American Funds IS® Growth FundSM—Class 2	113	(71)	42	125	(99)	26
American Funds IS® Growth-Income FundSM—Class 2	30	(41)	(11)	28	(30)	(2)
American Funds IS® International FundSM—Class 2	582	(475)	107	1,106	(715)	391
Davis Value Portfolio	25	(7)	18	11	(3)	8
Delaware VIP® Emerging Markets Series—Standard Class	1	—	1	—	—	—
Delaware VIP® International Value Equity Series—Standard Class	357	(441)	(84)	176	(302)	(126)
Delaware VIP® Small Cap Value Series—Standard Class	82	(86)	(4)	96	(78)	18
Deutsche Global Small Cap VIP—Class A	22	(10)	12	52	(1)	51
Deutsche Small Cap Index VIP— Class A	283	(173)	110	303	(207)	96
Deutsche Small Mid Cap Value VIP—Class A	67	(104)	(37)	60	(86)	(26)
DFA VA International Small Portfolio	—	—	—	—	—	—
DFA VA U.S. Targeted Value Portfolio	57	(22)	35	—	—	—
Dreyfus IP Technology Growth Portfolio—Initial Shares	47	(55)	(8)	18	(17)	1
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	—	(1)	(1)	—	—	—
Fidelity® VIP Contrafund® Portfolio—Initial Class	426	(333)	93	247	(450)	(203)
Fidelity® VIP Equity-Income Portfolio—Initial Class	28	(35)	(7)	37	(51)	(14)
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	262	(295)	(33)	286	(125)	161
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	437	(257)	180	352	(249)	103
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	286	(62)	224	101	(114)	(13)
Fidelity® VIP Freedom 2040 Portfolio—Initial Class	149	(76)	73	85	(39)	46
Fidelity® VIP Growth Portfolio—Initial Class	35	(22)	13	39	(45)	(6)
Fidelity® VIP Index 500 Portfolio—Initial Class	1,111	(646)	465	1,116	(1,188)	(72)
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	322	(116)	206	189	(136)	53
Fidelity® VIP Mid Cap Portfolio—Initial Class	102	(239)	(137)	283	(333)	(50)
Fidelity® VIP Money Market Portfolio—Initial Class	2,717	(1,880)	837	2,087	(2,565)	(478)
Fidelity® VIP Overseas Portfolio—Initial Class	62	(78)	(16)	319	(334)	(15)
Fidelity® VIP Real Estate Portfolio—Initial Class	181	(105)	76	82	—	82
Fidelity® VIP Value Leaders Portfolio—Initial Class	3	(1)	2	2	(1)	1
Fidelity® VIP Value Strategies Portfolio—Service Class 2	3	(2)	1	27	(28)	(1)
Invesco V.I. American Value Fund—Series I Shares	69	(133)	(64)	161	(52)	109
Invesco V.I. Global Real Estate Fund—Series I Shares	105	(32)	73	70	(43)	27
Invesco V.I. International Growth Fund—Series I Shares	411	(217)	194	222	(161)	61
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	32	(9)	23	7	(16)	(9)
Janus Aspen Enterprise Portfolio—Institutional Shares	108	(98)	10	177	(188)	(11)
Janus Aspen Flexible Bond Portfolio—Institutional Shares	—	—	—	—	—	—
Janus Aspen Forty Portfolio—Institutional Shares	77	(112)	(35)	49	(45)	4
Janus Aspen Global Research Portfolio—Institutional Shares	14	(5)	9	6	(9)	(3)
Lazard Retirement International Equity Portfolio—Service Shares	48	(60)	(12)	34	(53)	(19)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	50	(52)	(2)	79	(120)	(41)
LVIP Baron Growth Opportunities Fund—Service Class	381	(274)	107	250	(164)	86
LVIP SSgA Bond Index Fund—Standard Class	782	(78)	704	9	(90)	(81)
LVIP SSgA Developed International 150 Fund—Standard Class	37	(1)	36	49	—	49
LVIP SSgA Emerging Markets 100 Fund—Standard Class	603	(240)	363	312	(75)	237
LVIP SSgA International Index Fund—Standard Class	342	(27)	315	8	(17)	(9)
MFS® Global Tactical Allocation Portfolio—Initial Class	623	(70)	553	176	(5)	171
MFS® International Value Portfolio—Initial Class	360	(259)	101	387	(14)	373
MFS® Investors Trust Series—Initial Class	—	(1)	(1)	—	—	—
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2014			2013
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

MFS® Value Series—Initial Class	489	(535)	(46)	524	(364)	160
Neuberger Berman AMT Large Cap Value Portfolio—Class I	42	(37)	5	42	(19)	23
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	3	(1)	2	2	(1)	1
Oppenheimer Core Bond Fund/VA—Non-Service Shares	—	—	—	—	—	—
PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class	232	(68)	164	384	(231)	153
PIMCO VIT High Yield Portfolio—Administrative Class	105	(42)	63	148	(150)	(2)
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	5	(5)	—	16	(163)	(147)
PIMCO VIT Low Duration Portfolio—Administrative Class	383	(282)	101	324	(83)	241
PIMCO VIT Real Return Portfolio—Administrative Class	451	(637)	(186)	566	(575)	(9)
PIMCO VIT Total Return Portfolio—Administrative Class	1,491	(2,148)	(657)	1,587	(1,078)	509
Royce Micro-Cap Portfolio—Investment Class	37	(107)	(70)	53	(59)	(6)
T. Rowe Price Blue Chip Growth Portfolio	511	(414)	97	648	(359)	289
T. Rowe Price Equity Index 500 Portfolio	11	(14)	(3)	15	(33)	(18)
T. Rowe Price International Stock Portfolio	47	(55)	(8)	55	(57)	(2)
T. Rowe Price Limited-Term Bond Portfolio	84	(251)	(167)	489	(592)	(103)
T. Rowe Price New America Growth Portfolio	175	(209)	(34)	163	(301)	(138)
T. Rowe Price Personal Strategy Balanced Portfolio	95	(180)	(85)	143	(121)	22
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	2	—	2
TOPS® Balanced ETF Portfolio—Class 2 Shares	4	—	4	1	—	1
TOPS® Conservative ETF Portfolio—Class 2 Shares	12	—	12	7	(3)	4
TOPS® Growth ETF Portfolio—Class 2 Shares	2	—	2	1	—	1
TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	10	—	10	9	—	9
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	3	(1)	2	1	—	1
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	12	(1)	11	13	—	13
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	11	(4)	7	12	—	12
UIF Emerging Markets Debt Portfolio—Class I	62	(80)	(18)	218	(135)	83
UIF U.S. Real Estate Portfolio—Class I	95	(75)	20	174	(167)	7
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	27	(1)	26	18	(1)	17
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	143	(151)	(8)	30	(116)	(86)
Voya Russell™ Mid Cap Index Portfolio—Class I	81	(36)	45	56	(36)	20

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 6—Financial Highlights:

T

he following table presents financial highlights for each Investment Division as of December 31, 2014, 2013, 2012, 2011 and 2010:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MainStay VP Bond—Initial Class	2014	$50,671	3,044	$16.44 to $22.10	5.5% to 5.8%	2.1%
	2013	44,886	2,872	15.53 to 20.95	(2.1%) to (1.8%)	1.9%
	2012	50,513	3,171	15.82 to 21.40	4.3% to 4.7%	2.5%
	2011	48,339	3,183	15.11 to 20.51	6.9% to 7.2%	3.9%
	2010	4,078	289	14.09 to 19.18	7.5% to 7.8%	3.3%
MainStay VP Cash Management—Initial Class	2014	$108,877	92,621	$1.15 to $1.30	(0.3%) to 0.0%	0.0%
	2013	123,000	104,719	1.15 to 1.31	(0.3%) to 0.0%	0.0%
	2012	127,995	109,156	1.15 to 1.31	(0.3%) to 0.0%	0.0%
	2011	123,591	105,562	1.15 to 1.31	(0.3%) to (0.2%)	0.0%
	2010	136,687	116,359	1.16 to 1.32	(0.3%) to 0.0%	0.0%
MainStay VP Common Stock—Initial Class	2014	$174,134	6,348	$23.07 to $27.84	14.2% to 14.5%	1.3%
	2013	154,381	6,436	20.14 to 24.37	35.3% to 35.7%	1.6%
	2012	115,205	6,500	14.85 to 18.01	16.4% to 16.7%	1.6%
	2011	101,380	6,674	12.72 to 15.47	1.3% to 1.6%	1.5%
	2010	109,449	7,415	12.53 to 15.27	12.3% to 12.6%	1.7%
MainStay VP Convertible—Initial Class	2014	$2,891	122	$20.11 to $26.56	7.7% to 8.0%	3.2%
	2013	2,307	104	18.68 to 24.65	25.0% to 25.3%	2.7%
	2012	1,171	65	14.94 to 19.72	8.8% to 9.1%	3.3%
	2011	746	44	13.73 to 18.11	(5.0%) to (4.7%)	2.3%
	2010	814	46	14.46 to 19.06	10.7% to 17.9%	3.3%
MainStay VP Cornerstone Growth—Initial Class	2014	$9,969	535	$17.30 to $18.70	8.5% to 8.8%	0.6%
	2013	9,167	536	15.94 to 17.19	24.3% to 24.7%	0.8%
	2012	6,749	491	12.82 to 13.78	14.6% to 14.9%	0.4%
	2011	6,790	568	11.19 to 11.99	(1.7%) to (1.4%)	0.4%
	2010	11,331	934	11.38 to 12.16	7.9% to 12.2%	0.6%
MainStay VP Eagle Small Cap Growth—Initial Class	2014	$5,986	443	$13.50 to $13.50	2.5% to 2.5%	0.0%
	2013	7,767	590	13.17 to 13.17	30.9% to 30.9%	0.1%
	2012	5,408	537	10.06 to 10.06	0.6% to 0.6%	0.0%
MainStay VP Emerging Markets Equity—Initial Class	2014	$11,075	1,266	$8.68 to $8.75	(12.2%) to (12.0%)	1.0%
	2013	13,674	1,376	9.89 to 9.94	(5.7%) to (5.4%)	0.8%
	2012	13,921	1,325	10.49 to 10.51	4.9% to 5.1%	0.0%
MainStay VP Floating Rate—Initial Class	2014	$4,533	325	$13.93 to $13.93	0.9% to 0.9%	3.9%
	2013	3,615	262	13.81 to 13.81	4.5% to 4.5%	3.9%
	2012	1,254	95	13.22 to 13.22	7.2% to 7.2%	4.2%
	2011	868	70	10.59 to 12.34	2.0% to 2.2%	4.2%
	2010	751	62	10.39 to 12.07	4.2% to 8.1%	4.0%
MainStay VP Government—Initial Class	2014	$2,254	145	$15.58 to $20.14	4.3% to 4.6%	2.8%
	2013	1,819	122	14.89 to 19.31	(2.8%) to (2.5%)	3.1%
	2012	2,841	186	15.27 to 15.27	4.0% to 4.0%	2.9%
	2011	2,441	166	12.22 to 19.15	5.7% to 6.0%	3.2%
	2010	2,195	158	11.56 to 18.13	3.8% to 5.4%	3.0%
MainStay VP High Yield Corporate Bond—Initial Class	2014	$34,339	1,660	$20.64 to $29.40	1.5% to 1.8%	5.7%
	2013	32,785	1,614	20.28 to 28.97	6.3% to 6.6%	5.3%
	2012	29,606	1,554	19.02 to 27.25	13.1% to 13.4%	5.8%
	2011	20,935	1,247	16.77 to 24.10	5.9% to 6.3%	6.0%
	2010	24,846	1,573	15.78 to 22.75	12.3% to 12.7%	6.1%
MainStay VP ICAP Select Equity—Initial Class	2014	$343,912	13,801	$22.30 to $25.11	8.6% to 8.9%	1.4%
	2013	318,944	13,900	20.48 to 23.12	29.9% to 30.3%	1.6%
	2012	246,708	13,967	15.72 to 17.79	15.2% to 15.6%	2.2%
	2011	216,856	14,155	13.60 to 15.43	(1.7%) to (1.4%)	1.4%
	2010	229,136	14,764	13.80 to 15.69	17.8% to 18.1%	0.9%
MainStay VP Income Builder—Initial Class	2014	$9,204	530	$17.36 to $17.36	7.8% to 7.8%	5.8%
	2013	7,726	480	16.11 to 16.11	18.0% to 18.0%	4.3%
	2012	7,267	532	13.65 to 13.65	14.7% to 14.7%	4.3%
	2011	6,650	559	11.91 to 11.91	3.8% to 3.8%	4.7%
	2010	—	—	11.47 to 11.47	14.4% to 14.4%	0.0%
MainStay VP International Equity—Initial Class	2014	$41,890	2,140	$18.02 to $22.60	(2.9%) to (2.6%)	0.7%
	2013	46,257	2,302	18.51 to 23.27	14.8% to 15.1%	1.2%
	2012	41,285	2,357	16.08 to 20.27	19.1% to 19.5%	1.8%
	2011	40,408	2,777	13.46 to 17.00	(16.3%) to (16.0%)	3.2%
	2010	56,684	3,289	16.03 to 20.30	4.6% to 4.9%	3.3%
MainStay VP Janus Balanced—Initial Class	2014	$10,686	794	$13.38 to $13.49	8.4% to 8.7%	1.6%
	2013	11,052	891	12.35 to 12.41	19.8% to 20.2%	1.5%
	2012	8,357	810	10.31 to 10.33	3.1% to 3.3%	0.0%
MainStay VP Large Cap Growth—Initial Class	2014	$668	33	$12.78 to $22.59	10.3% to 10.6%	0.0%
	2013	331	20	11.58 to 20.42	36.1% to 36.5%	0.4%
	2012	79	9	8.51 to 14.96	12.8% to 13.1%	0.0%
	2011	73	9	7.55 to 13.23	(0.6%) to (0.3%)	0.0%
	2010	87	11	7.59 to 13.26	15.8% to 16.2%	0.0%
MainStay VP Marketfield—Initial Class	2014	$1,424	158	$9.02 to $9.02	(11.9%) to (11.9%)	0.0%
	2013	2	—	10.25 to 10.25	2.5% to 2.5%	0.0%
MainStay VP MFS® Utilities—Initial Class	2014	$3,565	246	$14.38 to $14.48	12.4% to 12.7%	1.8%
	2013	3,200	249	12.79 to 12.85	20.0% to 20.3%	2.2%
	2012	2,846	267	10.66 to 10.68	6.6% to 6.8%	0.0%
MainStay VP Mid Cap Core—Initial Class	2014	$90,129	2,345	$29.92 to $39.72	14.1% to 14.4%	0.5%
	2013	80,398	2,394	26.16 to 34.81	41.8% to 42.2%	1.0%
	2012	56,233	2,363	18.40 to 24.54	17.2% to 17.5%	0.8%
	2011	48,712	2,401	15.66 to 20.94	(3.2%) to (3.0%)	0.9%
	2010	48,352	2,275	16.14 to 21.64	23.3% to 23.6%	0.4%
MainStay VP S&P 500 Index—Initial Class	2014	$218,455	9,766	$22.17 to $22.96	13.0% to 13.3%	1.5%
	2013	195,120	9,859	19.56 to 20.31	31.6% to 32.0%	1.6%
	2012	151,720	10,091	14.82 to 15.42	15.3% to 15.7%	1.7%
	2011	135,732	10,413	12.81 to 13.37	1.5% to 1.8%	1.7%
	2010	148,719	11,600	12.58 to 13.16	14.4% to 14.7%	1.8%
MainStay VP T. Rowe Price Equity Income—Initial Class	2014	$24,739	1,667	$14.73 to $14.85	7.4% to 7.7%	1.4%
	2013	27,606	2,004	13.71 to 13.78	30.0% to 30.4%	1.3%
	2012	23,624	2,246	10.55 to 10.57	5.5% to 5.7%	0.0%
MainStay VP U.S. Small Cap—Initial Class	2014	$10,233	485	$21.11 to $21.11	6.6% to 6.6%	0.3%
	2013	9,901	500	19.80 to 19.80	37.9% to 37.9%	0.7%
	2012	6,753	470	14.36 to 14.36	12.8% to 12.8%	0.4%
	2011	6,886	541	12.73 to 12.73	(2.7%) to (2.7%)	0.9%
	2010	9,370	716	13.09 to 13.09	25.0% to 25.0%	0.1%
MainStay VP Van Eck Global Hard Assets—Initial Class	2014	$4,149	475	$8.73 to $8.73	(18.8%) to (18.8%)	0.4%
	2013	5,238	487	10.75 to 10.75	11.0% to 11.0%	1.2%
	2012	2,983	308	9.69 to 9.69	(3.1%) to (3.1%)	0.0%
Alger SMid Cap Growth Portfolio—Class I-2	2014	$442	30	$14.80 to $14.80	4.9% to 4.9%	0.0%
	2013	453	32	14.11 to 14.11	32.2% to 32.2%	0.0%
	2012	298	28	10.67 to 10.67	14.5% to 14.5%	0.0%
	2011	124	13	9.32 to 9.32	(3.9%) to (3.9%)	0.0%
	2010	67	7	9.69 to 9.69	23.7% to 23.7%	0.0%
AllianceBernstein VPS International Value Portfolio—Class A	2014	$23	4	$6.52 to $6.52	(6.2%) to (6.2%)	3.6%
	2013	25	4	6.95 to 6.95	23.0% to 23.0%	6.2%
	2012	22	4	5.65 to 5.65	14.5% to 14.5%	0.2%
	2011	593	120	4.93 to 4.93	(19.3%) to (19.3%)	3.6%
	2010	1,072	176	6.11 to 6.11	4.6% to 4.6%	2.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

AllianceBernstein VPS Small/Mid Cap Value Portfolio—Class A	2014	$4,518	225	$20.07 to $20.07	9.2% to 9.2%	0.7%
	2013	3,995	217	18.38 to 18.38	38.1% to 38.1%	0.5%
	2012	3,385	254	13.31 to 13.31	18.7% to 18.7%	0.6%
	2011	1,998	178	11.21 to 11.21	(8.4%) to (8.4%)	0.5%
	2010	2,267	185	12.24 to 12.24	26.9% to 26.9%	0.4%
American Century Investments® VP Inflation Protection Fund—Class II	2014	$877	89	$9.87 to $9.87	3.3% to 3.3%	1.3%
	2013	648	68	9.55 to 9.55	(8.5%) to (8.5%)	1.5%
	2012	328	31	10.44 to 10.44	4.4% to 4.4%	0.9%
American Century Investments® VP Mid Cap Value Fund—Class II	2014	$527	45	$11.83 to $11.83	16.2% to 16.2%	1.0%
American Century Investments® VP Value Fund—Class II	2014	$5,797	289	$19.85 to $21.33	12.6% to 12.9%	1.4%
	2013	4,619	259	17.59 to 18.94	31.2% to 31.5%	1.5%
	2012	3,430	253	13.38 to 14.44	14.3% to 14.6%	1.8%
	2011	2,906	245	11.67 to 12.63	0.6% to 0.9%	1.9%
	2010	1,502	126	11.57 to 12.56	12.8% to 13.0%	2.2%
American Funds IS® Asset Allocation FundSM—Class 2	2014	$2,494	154	$16.15 to $16.15	5.4% to 5.4%	1.2%
	2013	2,562	167	15.33 to 15.33	23.7% to 23.7%	1.5%
	2012	889	72	12.39 to 12.39	16.2% to 16.2%	2.2%
	2011	410	38	10.67 to 10.67	1.3% to 1.3%	1.7%
	2010	433	41	10.53 to 10.53	12.5% to 12.5%	1.2%
American Funds IS® Global Growth FundSM—Class 1	2014	$1,529	92	$16.69 to $16.69	2.5% to 2.5%	1.1%
	2013	2,147	132	16.28 to 16.28	29.5% to 29.5%	1.6%
	2012	973	77	12.57 to 12.57	22.9% to 22.9%	1.1%
	2011	727	71	10.23 to 10.23	(8.7%) to (8.7%)	3.1%
	2010	258	23	11.20 to 11.20	12.0% to 12.0%	7.1%
American Funds IS® Global Small Capitalization FundSM—Class 2	2014	$1,069	75	$10.09 to $14.24	1.9% to 2.1%	0.1%
	2013	841	60	9.90 to 13.94	28.0% to 28.3%	1.0%
	2012	1,014	93	7.74 to 10.87	17.9% to 18.2%	1.5%
	2011	833	90	6.57 to 9.20	(19.3%) to (19.1%)	1.3%
	2010	709	63	8.14 to 11.37	22.1% to 22.4%	1.8%
American Funds IS® Growth FundSM—Class 2	2014	$14,288	865	$16.52 to $16.52	8.5% to 8.5%	0.8%
	2013	12,535	823	15.22 to 15.22	30.1% to 30.1%	1.0%
	2012	9,316	797	11.70 to 11.70	17.9% to 17.9%	0.8%
	2011	7,090	714	5.23 to 9.93	(4.5%) to (4.3%)	0.6%
	2010	8,378	808	5.47 to 10.37	10.1% to 18.7%	0.7%
American Funds IS® Growth-Income FundSM—Class 2	2014	$835	55	$15.23 to $15.23	10.6% to 10.6%	1.3%
	2013	905	66	13.77 to 13.77	33.5% to 33.5%	1.4%
	2012	701	68	10.31 to 10.31	17.5% to 17.5%	1.6%
	2011	569	65	8.78 to 8.78	(1.8%) to (1.8%)	1.7%
	2010	450	50	8.94 to 8.94	11.4% to 11.4%	2.2%
American Funds IS® International FundSM—Class 2	2014	$23,507	1,853	$12.69 to $12.69	(2.7%) to (2.7%)	1.4%
	2013	22,758	1,746	13.03 to 13.03	21.6% to 21.6%	1.4%
	2012	14,518	1,355	10.71 to 10.71	17.9% to 17.9%	1.6%
	2011	8,790	967	9.09 to 10.68	(14.2%) to (14.0%)	1.7%
	2010	9,766	925	10.56 to 12.44	6.9% to 7.2%	2.2%
Davis Value Portfolio	2014	$1,076	67	$16.05 to $16.05	6.1% to 6.1%	1.0%
	2013	747	49	15.14 to 15.14	33.4% to 33.4%	0.9%
	2012	468	41	11.34 to 11.34	13.1% to 13.1%	1.8%
	2011	595	59	10.03 to 10.85	(4.4%) to (4.2%)	0.6%
	2010	1,162	111	10.47 to 11.35	5.8% to 12.8%	1.1%
Delaware VIP® Emerging Markets Series—Standard Class	2014	$6	1	$10.61 to $10.61	6.1% to 6.1%	0.0%
Delaware VIP® International Value Equity Series—Standard Class	2014	$1,542	195	$7.92 to $7.92	(8.7%) to (8.7%)	1.6%
	2013	2,417	279	8.68 to 8.68	22.8% to 22.8%	1.7%
	2012	2,861	405	7.07 to 7.07	15.2% to 15.2%	2.1%
	2011	1,451	237	6.13 to 6.13	(14.4%) to (14.4%)	1.3%
	2010	936	131	7.17 to 7.17	10.9% to 10.9%	4.8%
Delaware VIP® Small Cap Value Series—Standard Class	2014	$5,560	383	$14.53 to $14.53	5.9% to 5.9%	0.6%
	2013	5,310	387	13.72 to 13.72	33.5% to 33.5%	0.7%
	2012	3,646	369	10.28 to 10.28	2.8% to 2.8%	0.0%
Deutsche Global Small Cap VIP—Class A	2014	$856	64	$13.31 to $13.31	(4.1%) to (4.1%)	0.9%
	2013	725	52	$13.88 to $13.88	35.9% to 35.9%	0.0%
	2012	6	1	10.21 to 10.21	15.4% to 15.4%	0.8%
	2011	112	13	8.85 to 8.85	(9.9%) to (9.9%)	1.4%
	2010	4	—	9.83 to 9.83	26.6% to 26.6%	0.4%
Deutsche Small Cap Index VIP— Class A	2014	$23,327	1,017	$22.94 to $22.94	4.7% to 4.7%	1.0%
	2013	19,873	907	$21.90 to $21.90	38.6% to 38.6%	1.6%
	2012	12,817	811	15.80 to 15.80	16.3% to 16.3%	0.8%
	2011	11,178	822	10.36 to 13.59	(4.7%) to (4.4%)	0.9%
	2010	9,215	648	10.86 to 14.22	12.5% to 26.4%	0.7%
Deutsche Small Mid Cap Value VIP—Class A	2014	$1,788	119	$15.06 to $15.06	5.5% to 5.5%	0.9%
	2013	2,221	156	$14.27 to $14.27	35.2% to 35.2%	1.1%
	2012	1,917	182	10.55 to 10.55	13.8% to 13.8%	1.4%
	2011	2,801	302	9.28 to 9.28	(6.1%) to (6.1%)	0.9%
	2010	1,899	192	9.88 to 9.88	23.1% to 23.1%	1.3%
DFA VA International Small Portfolio	2014	$—	—	$9.88 to $9.88	(1.2%) to (1.2%)	0.0%
DFA VA U.S. Targeted Value Portfolio	2014	$376	35	$10.82 to $10.82	3.7% to 3.7%	1.2%
Dreyfus IP Technology Growth Portfolio—Initial Shares	2014	$3,351	153	$21.96 to $21.96	6.8% to 6.8%	0.0%
	2013	3,315	161	$20.55 to $20.55	32.8% to 32.8%	0.0%
	2012	2,469	160	15.48 to 15.48	15.6% to 15.6%	0.0%
	2011	1,868	140	11.51 to 13.39	(8.0%) to (7.8%)	0.0%
	2010	1,543	106	12.51 to 14.52	26.9% to 29.9%	0.0%
Dreyfus VIF Opportunistic Small Cap Portfolio—Initial Shares	2014	$23	1	$16.25 to $16.25	1.6% to 1.6%	0.0%
	2013	25	2	$15.99 to $15.99	48.5% to 48.5%	0.0%
	2012	18	2	10.77 to 10.77	20.6% to 20.6%	0.0%
	2011	15	2	8.93 to 10.78	(14.1%) to (13.8%)	0.4%
	2010	17	2	10.36 to 12.54	15.0% to 31.1%	0.7%
Fidelity® VIP Contrafund® Portfolio—Initial Class	2014	$35,101	1,339	$25.95 to $34.66	11.6% to 11.9%	1.0%
	2013	29,226	1,246	$23.18 to $31.06	30.9% to 31.3%	1.0%
	2012	25,844	1,449	17.66 to 23.73	16.1% to 16.4%	1.3%
	2011	24,899	1,627	15.17 to 20.44	(2.8%) to (2.5%)	0.9%
	2010	26,661	1,697	15.56 to 21.03	16.9% to 17.2%	1.3%
Fidelity® VIP Equity-Income Portfolio—Initial Class	2014	$6,606	333	$19.84 to $24.00	8.4% to 8.7%	2.9%
	2013	6,210	340	$18.25 to $22.13	27.8% to 28.1%	2.6%
	2012	5,037	354	14.24 to 17.31	17.0% to 17.3%	3.4%
	2011	4,160	342	12.14 to 14.79	0.7% to 1.0%	2.6%
	2010	4,205	349	12.02 to 14.69	14.8% to 15.1%	1.9%
Fidelity® VIP Freedom 2010 Portfolio—Initial Class	2014	$11,988	720	$16.66 to $16.66	4.5% to 4.5%	1.6%
	2013	11,997	753	$15.94 to $15.94	13.5% to 13.5%	1.9%
	2012	7,977	592	14.04 to 14.04	11.8% to 11.8%	2.7%
	2011	2,599	207	10.91 to 12.56	(0.4%) to (0.2%)	2.6%
	2010	1,814	144	10.96 to 12.59	7.4% to 13.0%	3.4%
Fidelity® VIP Freedom 2020 Portfolio—Initial Class	2014	$20,420	1,219	$14.65 to $16.75	4.6% to 4.8%	1.8%
	2013	16,597	1,039	$14.01 to $15.98	15.7% to 16.0%	1.8%
	2012	12,818	936	12.11 to 13.77	13.1% to 13.4%	2.4%
	2011	8,094	666	10.70 to 12.15	(1.3%) to (1.0%)	2.1%
	2010	7,125	580	10.84 to 12.27	14.2% to 14.5%	2.4%
Fidelity® VIP Freedom 2030 Portfolio—Initial Class	2014	$12,260	733	$16.73 to $16.73	5.0% to 5.0%	1.8%
	2013	8,115	509	$15.94 to $15.94	21.7% to 21.7%	1.8%
	2012	6,530	522	13.10 to 13.10	15.6% to 15.6%	2.2%
	2011	4,625	408	11.34 to 11.34	(2.6%) to (2.6%)	2.1%
	2010	4,422	380	11.64 to 11.64	16.1% to 16.1%	2.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

Fidelity® VIP Freedom 2040 Portfolio—Initial Class	2014	$4,181	237	$17.63 to $17.63	4.9% to 4.9%	1.8%
	2013	2,757	164	16.81 to 16.81	25.3% to 25.3%	1.7%
	2012	1,533	118	13.41 to 13.41	17.0% to 17.0%	2.9%
	2011	889	77	11.47 to 11.47	(4.0%) to (4.0%)	2.1%
	2010	7	1	11.95 to 11.95	19.5% to 19.5%	0.1%
Fidelity® VIP Growth Portfolio—Initial Class	2014	$2,652	127	$20.89 to $21.32	11.0% to 11.3%	0.2%
	2013	2,136	114	18.77 to 19.21	36.0% to 36.3%	0.3%
	2012	1,648	120	13.77 to 14.12	14.4% to 14.7%	0.6%
	2011	1,207	100	12.00 to 12.34	0.0% to 0.2%	0.4%
	2010	958	79	11.98 to 12.35	23.9% to 24.2%	0.2%
Fidelity® VIP Index 500 Portfolio—Initial Class	2014	$99,603	4,444	$22.42 to $27.09	13.3% to 13.6%	1.7%
	2013	78,529	3,979	19.74 to 23.91	31.9% to 32.2%	1.9%
	2012	60,471	4,051	14.93 to 18.13	15.6% to 15.9%	2.2%
	2011	55,162	4,284	12.88 to 15.68	1.8% to 2.0%	2.3%
	2010	43,660	3,457	12.62 to 15.40	14.7% to 15.0%	2.1%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2014	$14,672	884	$16.43 to $18.37	5.6% to 5.8%	2.5%
	2013	10,679	678	15.52 to 17.40	(2.0%) to (1.8%)	2.3%
	2012	10,050	625	15.80 to 17.76	5.6% to 5.9%	1.8%
	2011	13,967	925	14.92 to 16.81	7.1% to 7.3%	5.5%
	2010	10,911	771	13.90 to 15.70	7.5% to 7.8%	3.7%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2014	$32,068	1,096	$29.03 to $36.35	6.0% to 6.3%	0.3%
	2013	33,931	1,233	27.32 to 34.29	35.9% to 36.2%	0.5%
	2012	25,926	1,283	20.05 to 25.23	14.5% to 14.8%	0.6%
	2011	29,695	1,691	17.46 to 22.03	(10.8%) to (10.6%)	0.2%
	2010	34,515	1,757	19.54 to 24.70	28.5% to 28.8%	0.4%
Fidelity® VIP Money Market Portfolio—Initial Class	2014	$39,901	3,962	$10.07 to $10.07	0.0% to 0.0%	0.0%
	2013	31,467	3,125	10.07 to 10.07	0.0% to 0.0%	0.0%
	2012	37,529	3,603	10.07 to 10.07	0.1% to 0.1%	0.1%
	2011	23,501	2,333	10.05 to 10.05	0.1% to 0.1%	0.1%
	2010	17,051	1,698	10.04 to 10.04	0.2% to 0.2%	0.2%
Fidelity® VIP Overseas Portfolio—Initial Class	2014	$10,512	632	$13.08 to $16.64	(8.3%) to (8.1%)	1.3%
	2013	11,719	648	14.26 to 18.10	30.1% to 30.4%	1.4%
	2012	9,191	663	10.96 to 13.88	20.4% to 20.7%	2.0%
	2011	9,820	855	9.10 to 11.49	(17.4%) to (17.2%)	1.8%
	2010	9,554	690	11.02 to 13.87	12.8% to 13.1%	1.4%
Fidelity® VIP Real Estate Portfolio—Initial Class	2014	$2,001	158	$12.67 to $12.67	30.2% to 30.2%	2.2%
	2013	799	82	9.73 to 9.73	(2.7%) to (2.7%)	0.0%
Fidelity® VIP Value Leaders Portfolio—Initial Class	2014	$64	3	$22.48 to $22.48	13.1% to 13.1%	1.8%
	2013	23	1	19.88 to 19.88	35.2% to 35.2%	0.6%
	2012	4	—	14.71 to 14.71	14.0% to 14.0%	2.2%
	2011	4	—	12.90 to 12.90	(8.0%) to (8.0%)	1.3%
	2010	5	—	14.02 to 14.02	10.0% to 10.0%	1.4%
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2014	$558	24	$23.08 to $23.08	6.5% to 6.5%	0.8%
	2013	495	23	21.67 to 21.67	30.2% to 30.2%	0.5%
	2012	403	24	16.64 to 16.64	27.1% to 27.1%	0.4%
	2011	270	21	13.10 to 13.10	(9.0%) to (9.0%)	0.8%
	2010	327	23	14.40 to 14.40	26.3% to 26.3%	0.3%
Invesco V.I. American Value Fund—Series I Shares	2014	$8,387	235	$35.73 to $35.73	9.8% to 9.8%	0.4%
	2013	9,740	299	32.55 to 32.55	34.3% to 34.3%	0.8%
	2012	4,517	190	24.24 to 24.24	17.3% to 17.3%	0.8%
	2011	1,487	72	20.67 to 20.67	0.9% to 0.9%	0.7%
	2010	1,152	56	20.48 to 20.48	22.2% to 22.2%	0.5%
Invesco V.I. Global Real Estate Fund—Series I Shares	2014	$4,925	350	$12.35 to $14.11	14.3% to 14.6%	1.7%
	2013	3,396	277	10.81 to 12.31	2.5% to 2.7%	3.8%
	2012	2,985	250	10.55 to 11.99	27.8% to 28.1%	0.6%
	2011	2,102	226	8.25 to 9.36	(6.7%) to (6.5%)	3.8%
	2010	2,358	237	8.85 to 10.01	17.2% to 17.5%	5.0%
Invesco V.I. International Growth Fund—Series I Shares	2014	$16,219	1,026	$15.81 to $15.81	0.3% to 0.3%	1.6%
	2013	13,105	832	15.76 to 15.76	19.0% to 19.0%	1.2%
	2012	10,233	771	13.24 to 13.24	15.5% to 15.5%	1.4%
	2011	7,660	668	11.46 to 11.46	(6.7%) to (6.7%)	1.5%
	2010	8,318	677	12.29 to 12.29	12.9% to 12.9%	2.6%
Invesco V.I. Mid Cap Core Equity Fund—Series I Shares	2014	$752	49	$15.20 to $15.20	4.4% to 4.4%	0.1%
	2013	377	26	14.55 to 14.55	28.8% to 28.8%	0.7%
	2012	394	35	11.30 to 11.30	11.0% to 11.0%	0.0%
	2011	3,161	311	10.18 to 10.18	(6.4%) to (6.4%)	0.1%
	2010	99	9	10.87 to 10.87	8.7% to 8.7%	0.6%
Janus Aspen Enterprise Portfolio—Institutional Shares	2014	$7,199	234	$30.81 to $30.81	12.5% to 12.5%	0.2%
	2013	6,144	224	27.38 to 27.38	32.4% to 32.4%	0.5%
	2012	4,867	235	20.69 to 20.69	17.3% to 17.3%	0.0%
	2011	4,213	239	17.64 to 17.64	(1.4%) to (1.4%)	0.0%
	2010	6,722	376	17.89 to 17.89	25.8% to 25.8%	0.1%
Janus Aspen Flexible Bond Portfolio—Institutional Shares	2014	$1	—	$9.97 to $9.97	(0.3%) to (0.3%)	0.0%
Janus Aspen Forty Portfolio—Institutional Shares	2014	$3,163	143	$22.11 to $22.11	8.7% to 8.7%	0.2%
	2013	3,616	178	20.34 to 20.34	31.2% to 31.2%	0.7%
	2012	2,697	174	15.50 to 15.50	24.2% to 24.2%	0.5%
	2011	6,958	557	12.48 to 12.48	(6.7%) to (6.7%)	0.3%
	2010	10,123	756	13.38 to 13.38	6.7% to 6.7%	0.4%
Janus Aspen Global Research Portfolio—Institutional Shares	2014	$654	38	$16.85 to $17.97	7.1% to 7.4%	1.1%
	2013	476	29	15.68 to 16.77	28.0% to 28.4%	1.2%
	2012	398	32	12.21 to 13.10	19.7% to 20.1%	0.9%
	2011	328	31	9.77 to 10.94	(14.0%) to (13.7%)	0.4%
	2010	751	63	11.35 to 12.72	7.8% to 15.8%	0.6%
Lazard Retirement International Equity Portfolio—Service Shares	2014	$3,692	237	$12.85 to $15.65	(4.4%) to (4.2%)	1.5%
	2013	4,023	249	13.45 to 16.34	20.5% to 20.8%	1.3%
	2012	3,593	268	11.16 to 13.53	20.8% to 21.1%	1.7%
	2011	3,016	272	9.24 to 11.17	(7.5%) to (7.3%)	1.8%
	2010	3,745	313	9.99 to 12.05	6.5% to 6.7%	1.5%
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2014	$5,780	265	$21.78 to $27.37	11.2% to 11.5%	0.4%
	2013	5,213	267	19.53 to 24.60	30.0% to 30.3%	0.4%
	2012	4,615	308	14.99 to 18.92	14.3% to 14.5%	0.6%
	2011	4,763	364	13.08 to 16.56	(4.3%) to (4.0%)	0.2%
	2010	5,651	414	13.63 to 17.30	25.1% to 25.4%	0.5%
LVIP Baron Growth Opportunities Fund—Service Class	2014	$15,489	674	$17.32 to $23.05	4.6% to 4.9%	0.2%
	2013	12,466	567	16.56 to 21.98	39.7% to 40.1%	0.4%
	2012	7,548	481	11.85 to 15.69	17.9% to 18.2%	1.4%
	2011	4,370	330	10.05 to 13.27	3.8% to 4.0%	0.0%
	2010	3,685	290	9.68 to 12.76	26.1% to 26.4%	0.0%
LVIP SSgA Bond Index Fund—Standard Class	2014	$11,617	1,098	$10.58 to $10.58	5.8% to 5.8%	3.4%
	2013	3,939	394	10.00 to 10.00	(2.6%) to (2.6%)	2.0%
	2012	4,873	475	10.26 to 10.26	2.6% to 2.6%	3.3%
LVIP SSgA Developed International 150 Fund—Standard Class	2014	$1,136	85	$13.29 to $13.29	0.9% to 0.9%	4.2%
	2013	650	49	13.17 to 13.17	20.3% to 20.3%	7.2%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2014	$6,115	641	$9.54 to $9.54	(3.4%) to (3.4%)	4.2%
	2013	2,749	278	9.87 to 9.87	(2.8%) to (2.8%)	2.8%
	2012	421	41	10.16 to 10.16	1.6% to 1.6%	4.1%
LVIP SSgA International Index Fund—Standard Class	2014	$6,139	497	$12.36 to $12.36	(5.8%) to (5.8%)	3.7%
	2013	2,390	182	13.12 to 13.12	21.0% to 21.0%	1.7%
	2012	2,071	191	10.85 to 10.85	8.5% to 8.5%	2.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

MFS® Global Tactical Allocation Portfolio—Initial Class	2014	$9,943	751	$13.24 to $13.24	4.5% to 4.5%	3.0%
	2013	2,512	198	12.68 to 12.68	8.8% to 8.8%	1.5%
	2012	309	27	11.65 to 11.65	9.6% to 9.6%	2.2%
	2011	5	—	10.63 to 10.63	6.3% to 6.3%	1.8%
MFS® International Value Portfolio—Initial Class	2014	$12,991	849	$15.19 to $15.31	1.1% to 1.3%	1.8%
	2013	11,300	748	15.11 to 15.11	27.9% to 27.9%	1.5%
	2012	4,431	375	11.81 to 11.81	18.1% to 18.1%	1.6%
MFS® Investors Trust Series—Initial Class	2014	$71	3	$27.08 to $27.08	10.7% to 10.7%	0.8%
	2013	96	4	24.46 to 24.46	31.7% to 31.7%	1.1%
	2012	74	4	18.57 to 18.57	18.9% to 18.9%	0.9%
	2011	63	4	15.62 to 15.62	(2.4%) to (2.4%)	0.9%
	2010	88	5	16.00 to 16.00	10.8% to 10.8%	1.2%
MFS® New Discovery Series—Initial Class	2014	$12	1	$23.40 to $23.40	(7.3%) to (7.3%)	0.0%
	2013	14	1	25.23 to 25.23	41.5% to 41.5%	0.0%
	2012	10	1	17.83 to 17.83	21.2% to 21.2%	0.0%
	2011	9	1	14.71 to 14.71	(10.3%) to (10.3%)	0.0%
	2010	10	1	16.39 to 16.39	36.3% to 36.3%	0.0%
MFS® Value Series—Initial Class	2014	$21,677	934	$23.20 to $23.20	10.5% to 10.5%	1.4%
	2013	20,582	980	21.00 to 21.00	35.9% to 35.9%	1.2%
	2012	12,667	820	15.45 to 15.45	16.3% to 16.3%	1.6%
	2011	9,559	719	13.29 to 13.29	(0.3%) to (0.3%)	1.3%
	2010	4,499	337	13.33 to 13.33	11.5% to 11.5%	1.5%
Neuberger Berman AMT Large Cap Value Portfolio—Class I	2014	$1,010	74	$13.63 to $13.63	9.9% to 9.9%	0.8%
	2013	854	69	12.41 to 12.41	31.1% to 31.1%	1.1%
	2012	434	46	9.46 to 9.46	16.6% to 16.6%	0.4%
	2011	261	32	8.11 to 8.11	(11.4%) to (11.4%)	0.0%
	2010	348	38	9.15 to 9.15	15.7% to 15.7%	0.4%
Oppenheimer Capital Appreciation Fund/VA—Non-Service Shares	2014	$216	13	$16.29 to $16.29	15.4% to 15.4%	0.4%
	2013	162	11	14.12 to 14.12	29.7% to 29.7%	1.0%
	2012	107	10	10.88 to 10.88	14.1% to 14.1%	0.7%
	2011	98	10	9.54 to 9.54	(1.1%) to (1.1%)	0.3%
	2010	81	8	9.65 to 9.65	9.4% to 9.4%	0.0%
Oppenheimer Core Bond Fund/VA—Non-Service Shares	2014	$1	—	$11.68 to $11.68	7.3% to 7.3%	5.2%
	2013	1	—	10.89 to 10.89	(0.1%) to (0.1%)	5.1%
	2012	1	—	10.90 to 10.90	10.3% to 10.3%	4.9%
	2011	1	—	9.88 to 9.88	8.3% to 8.3%	5.8%
	2010	1	—	9.13 to 9.13	12.4% to 12.4%	1.6%
PIMCO VIT Global Bond Portfolio (Unhedged)—Administrative Class	2014	$8,219	604	$11.76 to $13.60	2.0% to 2.3%	2.5%
	2013	5,847	440	13.30 to 13.30	(8.5%) to (8.5%)	1.0%
	2012	4,165	287	14.53 to 14.53	6.9% to 6.9%	1.5%
	2011	2,281	168	13.59 to 13.59	7.6% to 7.6%	2.4%
	2010	721	57	12.63 to 12.63	11.7% to 11.7%	2.6%
PIMCO VIT High Yield Portfolio—Administrative Class	2014	$2,921	207	$14.13 to $14.13	3.4% to 3.4%	5.2%
	2013	1,970	144	13.67 to 13.67	5.7% to 5.7%	5.7%
	2012	1,886	146	12.93 to 12.93	14.3% to 14.3%	5.4%
	2011	514	45	11.31 to 11.31	3.4% to 3.4%	6.1%
	2010	—	—	10.94 to 10.94	9.4% to 9.4%	4.2%
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	2014	$1,050	49	$21.50 to $21.50	24.0% to 24.0%	2.3%
	2013	857	49	17.34 to 17.34	(13.0%) to (13.0%)	2.3%
	2012	3,897	196	19.91 to 19.91	4.4% to 4.4%	2.0%
	2011	194	10	19.07 to 19.07	27.9% to 27.9%	2.7%
	2010	135	9	14.91 to 14.91	11.7% to 11.7%	3.6%
PIMCO VIT Low Duration Portfolio—Administrative Class	2014	$9,710	670	$14.49 to $14.49	0.9% to 0.9%	1.1%
	2013	8,181	569	14.37 to 14.37	(0.1%) to (0.1%)	1.4%
	2012	4,713	328	14.39 to 14.39	5.9% to 5.9%	1.8%
	2011	2,808	207	10.50 to 13.60	0.9% to 1.1%	1.7%
	2010	2,025	151	10.41 to 13.45	2.9% to 5.3%	1.6%
PIMCO VIT Real Return Portfolio—Administrative Class	2014	$16,117	1,031	$15.21 to $15.60	2.8% to 3.1%	1.4%
	2013	18,444	1,217	14.79 to 15.13	(9.4%) to (9.2%)	1.6%
	2012	20,463	1,226	16.33 to 16.67	8.5% to 8.8%	1.1%
	2011	12,697	826	15.05 to 15.32	11.4% to 11.7%	2.1%
	2010	10,340	751	13.51 to 13.72	7.8% to 8.1%	1.4%
PIMCO VIT Total Return Portfolio—Administrative Class	2014	$57,959	3,228	$14.92 to $17.97	4.0% to 4.3%	2.2%
	2013	66,908	3,885	14.34 to 17.23	(2.2%) to (2.0%)	2.2%
	2012	59,287	3,376	14.67 to 17.57	9.3% to 9.6%	2.5%
	2011	46,389	2,895	13.41 to 16.03	3.4% to 3.6%	2.6%
	2010	44,122	2,853	12.98 to 15.48	7.8% to 8.1%	2.4%
Royce Micro-Cap Portfolio—Investment Class	2014	$5,146	259	$19.42 to $19.92	(3.8%) to (3.6%)	0.0%
	2013	6,797	329	20.19 to 20.66	20.7% to 21.0%	0.5%
	2012	5,712	335	16.73 to 17.08	7.3% to 7.6%	0.0%
	2011	5,629	355	15.59 to 15.87	(12.3%) to (12.1%)	2.4%
	2010	7,571	420	17.78 to 18.05	29.6% to 30.0%	2.4%
T. Rowe Price Blue Chip Growth Portfolio	2014	$38,808	1,536	$25.27 to $25.27	9.2% to 9.2%	0.0%
	2013	33,317	1,439	23.15 to 23.15	41.2% to 41.2%	0.0%
	2012	18,862	1,150	16.40 to 16.40	18.3% to 18.3%	0.2%
	2011	15,211	1,097	13.87 to 13.99	1.3% to 1.5%	0.0%
	2010	12,317	902	13.66 to 13.81	9.3% to 16.4%	0.0%
T. Rowe Price Equity Index 500 Portfolio	2014	$408	20	$20.40 to $20.40	13.2% to 13.2%	1.7%
	2013	406	23	18.02 to 18.02	31.9% to 31.9%	1.7%
	2012	555	41	13.66 to 13.66	15.6% to 15.6%	1.9%
	2011	503	43	11.82 to 11.82	1.8% to 1.8%	1.8%
	2010	214	18	11.60 to 11.60	14.6% to 14.6%	1.7%
T. Rowe Price International Stock Portfolio	2014	$2,900	160	$17.86 to $18.16	(1.5%) to (1.2%)	1.0%
	2013	3,074	168	18.13 to 18.38	13.8% to 14.1%	0.8%
	2012	2,727	170	15.94 to 16.12	18.1% to 18.4%	0.7%
	2011	4,909	361	13.49 to 13.61	(13.1%) to (12.8%)	2.6%
	2010	2,912	187	15.51 to 15.61	14.2% to 14.5%	1.1%
T. Rowe Price Limited-Term Bond Portfolio	2014	$2,243	168	$13.36 to $13.80	0.4% to 0.6%	1.3%
	2013	4,449	335	13.28 to 13.74	(0.1%) to 0.1%	1.5%
	2012	5,804	438	13.26 to 13.76	2.2% to 2.5%	2.0%
	2011	3,802	293	12.94 to 13.46	1.3% to 1.6%	2.4%
	2010	3,589	282	12.74 to 13.28	2.8% to 3.1%	2.8%
T. Rowe Price New America Growth Portfolio	2014	$7,525	306	$24.61 to $24.61	9.3% to 9.3%	0.0%
	2013	7,646	340	22.51 to 22.51	38.0% to 38.0%	0.0%
	2012	7,803	478	16.31 to 16.31	13.1% to 13.1%	0.5%
	2011	5,888	408	14.42 to 15.48	(1.3%) to (1.1%)	0.2%
	2010	4,768	327	14.58 to 15.69	11.5% to 19.7%	0.2%
T. Rowe Price Personal Strategy Balanced Portfolio	2014	$16,014	763	$20.98 to $20.98	5.2% to 5.2%	1.6%
	2013	16,906	848	19.95 to 19.95	17.9% to 17.9%	1.5%
	2012	13,964	826	16.91 to 16.91	15.1% to 15.1%	1.9%
	2011	16,256	1,106	14.69 to 14.69	(0.3%) to (0.3%)	1.8%
	2010	29,287	1,987	14.74 to 14.74	13.7% to 13.7%	2.3%
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2014	$20	1	$15.55 to $15.55	4.8% to 4.8%	1.0%
	2013	24	2	14.83 to 14.83	22.6% to 22.6%	0.7%
TOPS® Balanced ETF Portfolio—Class 2 Shares	2014	$70	5	$12.95 to $12.95	3.5% to 3.5%	2.1%
	2013	11	1	12.51 to 12.51	9.1% to 9.1%	0.5%
TOPS® Conservative ETF Portfolio—Class 2 Shares	2014	$193	16	$11.96 to $11.96	2.1% to 2.1%	0.4%
	2013	43	4	11.71 to 11.71	4.6% to 4.6%	2.3%
	2012	3	—	11.20 to 11.20	12.0% to 12.0%	0.0%
TOPS® Growth ETF Portfolio—Class 2 Shares	2014	$46	3	$14.81 to $14.81	3.7% to 3.7%	1.5%
	2013	16	1	14.28 to 14.28	18.9% to 18.9%	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares	2014	$228	19	$12.18 to $12.18	3.1% to 3.1%	1.1%
	2013	110	9	11.82 to 11.82	7.9% to 7.9%	1.2%
	2012	3	—	10.95 to 10.95	9.5% to 9.5%	0.1%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2014	$42	3	$12.84 to $12.84	1.3% to 1.3%	1.2%
	2013	10	1	12.67 to 12.67	16.0% to 16.0%	1.2%
	2012	—	—	10.93 to 10.93	8.2% to 8.2%	0.0%
	2011	5,073	502	10.10 to 10.10	1.0% to 1.0%	0.0%
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	2014	$323	25	$12.70 to $12.70	2.8% to 2.8%	1.2%
	2013	173	14	12.35 to 12.35	12.4% to 12.4%	1.3%
	2012	6	1	10.99 to 10.99	9.9% to 9.9%	0.1%
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	2014	$258	19	$13.83 to $13.83	3.5% to 3.5%	2.4%
	2013	161	12	13.36 to 13.36	13.0% to 13.0%	0.6%
UIF Emerging Markets Debt Portfolio—Class I	2014	$6,346	307	$18.84 to $20.67	2.7% to 2.9%	5.5%
	2013	6,528	325	18.35 to 20.08	(9.0%) to (8.7%)	4.4%
	2012	5,308	242	20.16 to 22.01	17.7% to 18.0%	2.9%
	2011	3,156	170	17.14 to 18.66	6.8% to 7.0%	4.4%
	2010	2,073	119	16.05 to 17.43	9.5% to 9.7%	4.5%
UIF U.S. Real Estate Portfolio—Class I	2014	$13,710	444	$30.83 to $37.06	29.4% to 29.7%	1.4%
	2013	10,087	424	23.77 to 28.64	1.8% to 2.1%	1.2%
	2012	9,605	417	23.29 to 28.13	15.5% to 15.8%	0.9%
	2011	7,382	367	20.11 to 24.35	5.7% to 5.9%	0.8%
	2010	9,167	482	18.98 to 23.04	29.6% to 30.0%	2.0%
Van Eck VIP Multi-Manager Alternatives Fund—Initial Class Shares	2014	$692	58	$12.00 to $12.00	(1.1%) to (1.1%)	0.0%
	2013	385	32	12.13 to 12.13	5.0% to 5.0%	0.0%
	2012	168	15	11.55 to 11.55	1.3% to 1.3%	0.0%
	2011	46	4	11.40 to 11.40	(2.3%) to (2.3%)	0.8%
	2010	225	19	11.66 to 11.66	5.0% to 5.0%	0.0%
Van Eck VIP Unconstrained Emerging Markets Bond Fund—Initial Class Shares	2014	$454	36	$12.48 to $12.68	1.9% to 2.2%	6.7%
	2013	540	44	12.24 to 12.41	(9.4%) to (9.2%)	2.4%
	2012	1,770	130	13.51 to 13.66	5.3% to 5.5%	1.8%
	2011	1,256	97	12.83 to 12.94	7.9% to 8.1%	7.6%
	2010	1,026	86	11.90 to 11.97	5.9% to 6.2%	0.2%
Voya Russell™ Mid Cap Index Portfolio—Class I	2014	$7,566	483	$15.65 to $15.65	12.7% to 12.7%	1.0%
	2013	6,081	438	13.89 to 13.89	34.2% to 34.2%	1.1%
	2012	4,326	418	10.35 to 10.35	3.5% to 3.5%	0.0%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.15% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(2)	These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of New York Life Insurance and Annuity Corporation

and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2014, the results of each of its operations for the year ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 18, 2015

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED FINANCIAL STATEMENTS

(GAAP Basis)

December 31, 2014 and 2013

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

	December 31,
	2014	2013
	(in millions)
Assets
Fixed maturities, at fair value:
Available-for-sale (includes securities pledged as collateral that can be sold or repledged of $537 in 2014 and $489 in 2013)	$75,653	$71,543
Trading	1,197	497
Equity securities, at fair value:
Available-for-sale	35	112
Trading	757	447
Mortgage loans, net of allowances	10,927	9,765
Policy loans	869	858
Securities purchased under agreements to resell	133	101
Investments in affiliates	2,287	2,288
Other investments	1,219	1,438

Total investments	93,077	87,049
Cash and cash equivalents	710	594
Deferred policy acquisition costs	3,041	2,847
Interest in annuity contracts	6,260	6,114
Amounts recoverable from reinsurer:
Affiliated	4,410	6,877
Unaffiliated	1,546	1,390
Other assets	1,505	1,357
Separate account assets	28,965	26,434

Total assets	$139,514	$132,662

Liabilities
Policyholders’ account balances	$66,876	$65,391
Future policy benefits	16,688	14,069
Policy claims	347	339
Obligations under structured settlement agreements	6,260	6,114
Amounts payable to reinsurer:
Affiliated	4,370	6,837
Unaffiliated	52	48
Other liabilities	3,173	2,730
Separate account liabilities	28,965	26,434

Total liabilities	126,731	121,962

Stockholder’s Equity
Capital stock — par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Additional paid in capital	3,928	3,928
Accumulated other comprehensive income	2,064	963
Retained earnings	6,766	5,784

Total stockholder’s equity	12,783	10,700

Total liabilities and stockholder’s equity	$139,514	$132,662

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Revenues
Premiums	$3,123	$3,384	$2,816
Fees-universal life and annuity policies	1,017	889	885
Net investment income	3,683	3,612	3,611
Net investment gains (losses):
Other-than-temporary impairments on fixed maturities	(30)	(45)	(63)
Other-than-temporary impairments on fixed maturities recognized in accumulated other comprehensive income	1	11	18
All other net investment gains (losses)	467	(65)	75

Total net investment gains (losses)	438	(99)	30
Net revenue from reinsurance	86	71	85
Other income	100	94	68

Total revenues	8,447	7,951	7,495

Expenses
Interest credited to policyholders’ account balances	2,199	1,847	2,055
Increase in liabilities for future policy benefits	2,451	2,718	2,199
Policyholder benefits	1,341	1,164	973
Operating expenses	1,129	1,363	1,416

Total expenses	7,120	7,092	6,643

Income before income taxes	1,327	859	852
Income tax expense	345	193	240

Net income	$982	$666	$612

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Net income	$982	$666	$612

Other comprehensive (loss) gain income, net of tax
Foreign currency translation adjustment:	(1)	1	—
Less: reclassification adjustment for currency translation gains included in net income	—	—	—

Foreign currency translation adjustment, net	(1)	1	—

Net unrealized investment gain (losses):
Net unrealized investment gains (losses) arising during the period	1,175	(1,999)	1,004
Less: reclassification adjustment for net unrealized investment gains included in net income	73	63	86

Net unrealized investment gains (losses), net	1,102	(2,062)	918

Other comprehensive income (loss), net of tax	1,101	(2,061)	918

Comprehensive income (loss)	$2,083	$(1,395)	$1,530

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2014, 2013 and 2012

(in millions)

			Accumulated Other Comprehensive Income
	Capital Stock	Additional Paid In Capital	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)	Net Unrealized Gains (Losses) on Other-Than Temporarily Impaired Fixed Maturity Investments	Retained Earnings	Total Stockholder’s Equity
Balance at January 1, 2012	$25	$3,928	$–	$2,161	$(55)	$4,506	$10,565
Net income	–	–	–	–	–	612	612
Other comprehensive income, net of tax	–	–	–	872	46	–	918

Balance at December 31, 2012	$25	$3,928	$–	$3,033	$(9)	$5,118	$12,095
Net income	–	–	–	–	–	666	666
Other comprehensive income, net of tax	–	–	1	(2,072)	10	–	(2,061)

Balance at December 31, 2013	$25	$3,928	$1	$961	$1	$5,784	$10,700
Net income	–	–	–	–	–	982	982
Other comprehensive (loss) income, net of tax	–	–	(1)	1,081	21	–	1,101

Balance at December 31, 2014	$25	$3,928	$–	$2,042	$22	$6,766	$12,783

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

CONSOLIDATED STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2014	2013	2012
	(in millions)
Cash Flows from Operating Activities:
Net income	$982	$666	$612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	(17)	(4)	(8)
Net capitalization of deferred policy acquisition costs	(314)	(44)	127
Universal life and annuity fees	(743)	(718)	(677)
Interest credited to policyholders’ account balances	2,199	1,847	2,055
Capitalized interest and dividends reinvested	(228)	(207)	(192)
Net investment (gains) losses	(438)	99	(30)
Equity in earnings of limited partnerships	33	22	23
Deferred income tax expense	127	50	61
Net revenue from intercompany reinsurance	(1)	(1)	(1)
Net change in unearned revenue liability	60	140	32
Changes in:
Other assets and other liabilities	(111)	53	25
Book overdrafts	20	14	–
Reinsurance receivables and payables	4	(59)	(10)
Policy claims	8	69	(12)
Future policy benefits	2,463	2,685	2,265

Net cash provided by operating activities	4,044	4,612	4,270

Cash Flows from Investing Activities:
Proceeds from:
Sale of available-for-sale fixed maturities	2,474	3,979	3,752
Maturity and repayment of available-for-sale fixed maturities	7,829	9,329	8,683
Sale of equity securities	78	34	128
Repayment of mortgage loans	1,309	1,167	816
Sale of other investments	1,997	2,134	1,969
Sale of trading securities	679	280	39
Maturity and repayment of trading securities	48	61	31
Cost of:
Available-for-sale fixed maturities acquired	(12,296)	(16,219)	(13,407)
Equity securities acquired	(2)	–	(58)
Mortgage loans acquired	(2,460)	(2,431)	(2,149)
Acquisition of other investments	(2,045)	(1,962)	(3,005)
Acquisition of trading securities	(1,753)	(1,013)	(112)
Securities purchased under agreements to resell	(32)	(42)	31
Cash collateral (paid) received on derivatives	(4)	7	–
Policy loans	(6)	12	(32)

Net cash used in investing activities	(4,184)	(4,664)	(3,314)

Cash Flows from Financing Activities:
Policyholders’ account balances:
Deposits	7,735	6,116	4,763
Withdrawals	(6,030)	(4,325)	(4,370)
Net transfers to the separate accounts	(1,761)	(1,518)	(1,145)
Increase in loaned securities	50	39	–
Securities sold under agreements to repurchase	–	(76)	(38)
Net paydowns from debt	(1)	(4)	(2)
Change in bank overdrafts	–	–	33
Cash collateral received (paid) on derivatives	265	(215)	(82)

Net cash provided by (used in) financing activities	258	17	(841)

Effect of exchange rate changes on cash and cash equivalents	(2)	(4)	(2)

Net (decrease) increase in cash and cash equivalents	116	(39)	113
Cash and cash equivalents, beginning of year	594	633	520

Cash and cash equivalents, end of year	$710	$594	$633

The accompanying notes are an integral part of the consolidated financial statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(GAAP BASIS)

DECEMBER 31, 2014, 2013 AND 2012

NOTE 1 — NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (the “Company”), domiciled in the State of Delaware, is a direct, wholly owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its Insurance and Agency and Investment Groups. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through New York Life’s career agency force with certain products also marketed through third party banks, brokers and independent financial advisors.

NOTE 2 — BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and reflect the consolidation with majority owned and controlled subsidiaries, as well as a variable interest entity in which the Company is considered the primary beneficiary. All intercompany transactions have been eliminated in consolidation. Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or equity as previously reported.

The Delaware State Insurance Department (“the Department”) recognizes only statutory accounting practices for determining and reporting the financial position and results of operations of an insurance company, and for determining its solvency under the Delaware State Insurance Law. Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. Refer to Note 19 — Statutory Financial Information for further discussion.

NOTE 3 — SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs (“DAC”) and related amortization; valuation of investments including derivatives and recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturity investments classified as available-for-sale are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value, refer to Note 9 — Fair Value Measurements. The amortized cost of fixed maturities is adjusted for amortization of premium and accretion of discount. Interest income, as well as the related amortization of premium and accretion of discount, is included in Net investment income in the accompanying Consolidated Statements of Operations. The Company accrues interest income on fixed maturities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. In the event collectability of interest is uncertain, accrual of interest income will cease and income will be recorded when and if received.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Fixed maturity and equity trading securities are reported at fair value and include invested assets that support certain of the Company’s insurance liabilities. The changes in the fair value of all trading securities are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Cash flows from acquiring and disposing of trading securities that support the Company’s insurance liabilities are classified in Cash flows from investing activities in the Consolidated Statements of Cash Flow. All other cash flows for trading securities are classified in Cash flows from operating activities in the Consolidated Statements of Cash Flow.

Unrealized gains and losses on available-for-sale fixed maturity investments are reported as net unrealized investment gains or losses in Accumulated other comprehensive income (“AOCI”), net of deferred taxes and related adjustments, in the accompanying Consolidated Statements of Financial Position. Unrealized gains and losses from fixed maturity investments classified as trading are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

Included within fixed maturity investments are mortgage-backed and asset-backed securities. Amortization of the premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions, based on data obtained from external sources or internal estimates. For mortgage-backed and asset-backed securities, projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to Net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities, and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (i.e. interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

The cost basis of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary, with a loss recognized in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, impaired fixed maturities are accounted for as if purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Factors considered in evaluating whether a decline in the value of fixed maturities is other-than-temporary include: (1) whether the decline is substantial; (2) the duration of time that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. Mortgage-backed and asset-backed securities rated below AA at acquisition, when the fair value is below amortized cost and there are negative changes in estimated future cash flows, are deemed other-than-temporary impaired securities.

With respect to fixed maturities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. The entire difference between the fixed maturity’s cost and its fair value is recognized in earnings only when either the Company (1) has the intent to sell the fixed maturity security or (2) more likely than not will be required to sell the fixed maturity security before its anticipated recovery. If these conditions do not exist, an OTTI would be recognized in earnings (“credit loss”) for the difference between the amortized cost basis of the fixed maturity and the net present value of projected future cash flows expected to be collected. The difference between the fair value and the present value of projected future cash flows expected to be collected represents the portion of OTTI related to other-than credit factors (“non-credit loss”) and is recognized in AOCI. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity prior to impairment.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The determination of cash flow estimates in the net present value is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults and recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, information such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate the recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

Equity securities are carried at fair value. For a discussion on valuation methods for equity securities, refer to Note 9 — Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-sale are recorded as Net unrealized investment gains or losses in AOCI, net of deferred taxes and related adjustments, in the accompanying Consolidated Statements of Financial Position. Unrealized gains and losses from investments in equity securities classified as trading are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

When it is determined that a decline in value of an available-for-sale equity security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with the associated realized loss reported in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The new cost basis is not adjusted for subsequent increases in estimated fair value. Factors considered in evaluating whether a decline in value of an available-for-sale equity security is other-than-temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; and (3) the financial condition and near-term prospects of the issuer. The Company also considers in its OTTI analysis, its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts or premiums, deferred origination fee income, and valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan document. Fair value of the collateral is updated triennially unless a more current appraisal is warranted. The Company also has a general valuation allowance for probable incurred, but not specifically identified losses. The general valuation allowance is determined by applying a factor against the commercial and residential mortgage loan portfolios, excluding loans for which a specific allowance has already been recorded, to estimate potential losses in each portfolio. The general allowance factor for the commercial mortgage loan portfolio is based on the Company’s historical loss experience, as well as industry data regarding commercial loan delinquency rates. The Company analyzes industry data regarding specific credit risk, based on geographic locations and property types, as well as probability of default, timing of default and loss severity for each loan in a given portfolio. The general allowance factor for the residential mortgage loan portfolio takes into account loan-to-value ratios (“LTV”) of the portfolio, as well as expected defaults and loss severity of loans deemed to be delinquent. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

For commercial and residential mortgage loans, the Company accrues interest income on loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. The

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Company places loans on non-accrual status and ceases to recognize interest income when management determines that collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a loan has investment income due and accrued that is 90 days past due, the investment income shall continue to accrue, if deemed collectible.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. A specific valuation allowance is established for mortgage loans restructured in a TDR for the excess carrying value of the mortgage loan over the estimated fair value of the collateral.

The Company closely monitors mortgage loans with the potential for specific valuation allowance by considering a number of factors. For commercial mortgage loans, these factors include, but are not limited to, LTV, asset performance such as debt service coverage ratio, lease rollovers, income/expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events. Residential mortgage loans that are sixty or more days delinquent are monitored for potential valuation allowance.

Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest, that exceeds the related policy’s cash surrender value.

Investment in Affiliates consists of the Company’s investment in the New York Life Short Term Fund (“STIF”) and a revolving loan agreement with Madison Capital Funding LLC (“MCF”). For further discussion, refer to Note 6 — Investments.

Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives (see discussion on derivative instruments below), short-term investments, real estate and senior secured commercial loans. Refer to Note 6 — Investments for details of Other investments by component. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value.

In many cases, limited partnerships and limited liability companies that the Company invests in qualify as investment companies and apply specialized accounting practices. The Company retains this specialized accounting practice in consolidation and for the equity method of accounting. For limited partnerships accounted for under the equity method of accounting, unrealized gains and losses are recorded in Net investment income in the accompanying Consolidated Statements of Operations. For consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in Other investments in the accompanying Consolidated Statements of Financial Position.

Real estate held for the production of income and home office properties are stated at cost less accumulated depreciation. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less estimated costs to sell, which may result in an other-than-temporary impairment recorded in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Depreciation of real estate is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over their estimated useful lives. Any encumbrances on real estate are recorded in Other liabilities in the accompanying Consolidated Statements of Financial Position.

Senior secured commercial loans that management has the intent and ability to hold until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-off or loss reserve, net of any deferred fees on originated loans or unamortized premiums or discounts on purchased loans. The Company assesses its loans on a monthly basis for collectability in light of historical experience, the nature and volume of the loan

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

portfolio, adverse situations that may affect the borrower’s ability to repay, and prevailing economic conditions. Specific loans are considered for impairment when it is probable that the Company will be unable to collect the scheduled payments of principal and interest, when due, according to the contractual terms of the loan document. Factors considered by management in determining impairment include payment status and the financial condition of the borrower. Impaired loan measurement may be based on the present value of expected future cash flows discounted at the loan’s effective interest rate, at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent. A loss reserve is established for the calculated impairment. A general valuation allowance for probable incurred, but not specifically identified losses, is determined for the remainder of the portfolio. These loans are assigned internal risk ratings and the Company utilizes a specific reserve percentage for each category of risk rating. The loss reserve rate is multiplied by outstanding loans in each related risk category to determine the general reserve on these loans. Changes to the specific and general valuation allowances are reflected in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

At the time of the funding of a loan, management determines the amount of the loan that will be held-for-sale. The syndication amounts have historically been sold within one year. Loans held for sale are carried at the lower of cost or fair value on an individual asset basis.

Net investment gains or losses on sales for all investments are generally computed using the specific identification method.

The authoritative guidance provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent accounting measurement attribute for certain financial assets and liabilities. Unrealized gains and losses on certain financial assets for which the fair value option has been elected are reported in Net investment gains or losses in the accompanying Consolidated Statements of Operations. The decision to elect the fair value option is determined on an instrument by instrument basis, must be applied to an entire instrument and is irrevocable once elected. Refer to Note 9 — Fair Value Measurements for more information on the fair value option.

Cash equivalents include investments that have remaining maturities of three months or less at the date of purchase and are carried at fair value.

Derivative Instruments

Derivatives are recorded at fair value as assets, within Other investments or as liabilities, within Other liabilities, in the accompanying Consolidated Statements of Financial Position, except for embedded derivatives, which are recorded with the associated host contract. The classification of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it qualifies and is designated for hedge accounting. Changes in fair value, for derivatives that do not qualify or are not designated for hedge accounting, are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception by detailing the particular risk, management objective, and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and ineffectiveness is measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument is within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

In order to mitigate counterparty credit risk, the Company receives collateral from counterparties with derivatives in a net positive fair value position, which is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company also posts collateral for derivatives that are in a net liability position, which is included in Other assets in the accompanying Consolidated Statements of Financial Position. Refer to Note 7 — Derivative Instruments and Risk Management.

Cash Flow Hedges

The Company accounts for the following as cash flow and foreign currency hedges, when they qualify for hedge accounting under the requirements of the authoritative guidance: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; and (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

When a derivative is designated as a cash flow hedge and determined to be highly effective, changes in fair value are recorded as unrealized gains or losses in OCI and deferred until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, these unrealized gains or losses are reclassified to earnings to the same line item as the associated hedged item’s cash flows, in either Net investment gains or losses or Net investment income in the accompanying Consolidated Statements of Operations. Any ineffectiveness is immediately recognized in earnings and included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

When a derivative is designated as a foreign currency cash flow hedge and is determined to be highly effective, changes in fair value are recorded as unrealized gain or losses in OCI. The change in fair value of the derivative relative to the changes in foreign exchange rates affect earnings in the same period as the foreign exchange transaction gains and losses on the underlying hedged item in Net investment gains or losses in the accompanying Consolidated Statements of Operations. Any ineffectiveness is immediately recognized in earnings and included as Net investment gains or losses in the accompanying Consolidated Statements of Operations.

Embedded Derivatives

The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded with the associated host contract in the accompanying Consolidated Statements of Financial Position at fair value and changes in their fair value are recorded in earnings. In certain instances, the Company may elect to carry the entire contract on the Consolidated Statements of Financial Position at fair value.

For further information on the Company’s derivative instruments and related hedged items and their effect on the Company’s financial position, financial performance and cash flows, refer to Note 7 — Derivative Instruments and Risk Management.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Variable Interest Entities (“VIEs”)

In the normal course of its investment activities, the Company enters into relationships with various special purpose entities (“SPEs”) and other entities that are deemed to be VIEs. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company is deemed a primary beneficiary of a VIE if it has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and (2) the obligation to absorb losses of or the right to receive benefits from the VIE that could be potentially significant to the VIE. If both conditions are present, the Company is required to consolidate the VIE.

This authoritative guidance is deferred indefinitely for certain entities that have the attributes of investment companies, with the exception of securitizations, asset-backed financings, collateralized structures and former qualifying SPEs. In addition, entities are not eligible for the deferral if any obligation to fund losses or guarantee performance exists. In accordance with the deferral provisions, the Company is the primary beneficiary and is required to consolidate the VIE if it stands to absorb a majority of the VIE’s expected losses or to receive a majority of the VIE’s expected residual returns, or both.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability for collateral received on securities lending in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income, which is earned over the life of the agreement. The liability for repurchasing the assets is included in Other liabilities in the accompanying Consolidated Statements of Financial Position.

The Company enters into tri-party repurchase agreements to purchase and resell securities. Securities purchased under agreements to resell are treated as investing activities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities to be resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the repurchase agreements as Securities purchased under agreements to resell in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Deferred Policy Acquisition Costs

DAC consists primarily of incremental direct costs of contract acquisition that are incurred in transactions with employees, including career agents and independent third-parties as well as the portion of employee compensation costs related to underwriting, policy issuance and processing, medical inspection and contract selling for successfully negotiated contracts. These costs have been deferred and recorded as an asset in the accompanying Consolidated Statements of Financial Position.

For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the estimated life of those contracts. Annually, the Company conducts a review of valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, valuation assumptions are updated and the impact is reflected as retroactive adjustments in the current year’s amortization (“unlocking”) and is included in Operating expenses in the accompanying Consolidated Statements of Operations. For these contracts, the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in DAC, due to unrealized investment gains or losses, is recorded in AOCI in the accompanying Consolidated Statements of Financial Position.

For single premium immediate annuities with life contingencies, all acquisition costs are charged to expense immediately because generally all premiums are received at the inception of the contract.

The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written-off immediately through income and only new deferrable expenses associated with the replacements are deferred. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed. DAC written-off at the date of lapse cannot be restored when a policy subsequently reinstates.

Sales Inducements

For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder’s initial deposit and additional credits to the policyholder’s account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company also offers enhanced crediting rates on certain dollar cost averaging programs related to its deferred annuity products. From time to time, the Company conducts term life insurance conversion programs under which certain policyholders are offered additional premium credits, which are considered sales inducements, when converting a term life insurance policy or rider to a permanent life insurance contract. The Company defers these aforementioned sales inducements and generally amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in Other assets in the accompanying Consolidated Statements of Financial Position.

Interests in Annuity Contracts and Obligations Under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations are based on prevailing market rates.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Intangible Assets

The Company holds an intangible asset with a finite life which is amortized over its useful life. Intangible assets with finite useful lives are tested for impairment when facts and circumstances indicate that the carrying amount may not be recoverable, and an impairment loss is recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows attributable to the asset. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value.

Fair value is generally determined using a discounted cash flow analysis with assumptions that a market participant would use.

All intangible assets are reported in Other assets in the accompanying Consolidated Statements of Financial Position.

Policyholders’ Account Balances

The Company’s liability for Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

Future Policy Benefits

The Company’s liability for Future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and/or morbidity for lapse or surrender are generally based on the Company’s historical experience or standard industry tables including a provision for the risk of adverse deviation (“PAD”). Interest rate assumptions are based on factors such as market conditions and expected investment returns. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. If experience is less favorable than assumed and future losses are projected under loss recognition testing, then additional liabilities may be required, resulting in a charge to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations. The Company does not establish loss reserves until a loss has occurred.

The Company’s liability for Future policy benefits also includes liabilities for guaranteed minimum benefits related to certain non-traditional long-duration life and annuity contracts and deferred profit on limited pay contracts. Refer to Note 12 — Policyholders’ Liabilities for a discussion on guaranteed minimum benefits.

Policy Claims

The Company’s liability for Policy claims includes a liability for unpaid claims and claim adjustment expenses. Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date.

Debt

Debt is generally carried at unpaid principal balance and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion on the fair value of debt.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Separate Account Assets and Liabilities

The Company has separate accounts, some of which are registered with the U.S. Securities and Exchange Commission (“SEC”). The Company reports separately, as separate account assets and separate account liabilities, investments held in separate accounts and liabilities of the separate accounts if (1) such separate accounts are legally recognized; (2) assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities; (3) investments are directed by the contractholder or in accordance with specific investment objectives; and (4) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The separate accounts have varying investment objectives, are segregated from the Company’s general account and are maintained for the benefit of separate account policyholders. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. All separate account assets are stated at fair value. The separate account liabilities represent the policyholders’ interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

Other Assets and Other Liabilities

Other assets primarily consist of investment income due and accrued, sales inducements, and receivables from affiliates. Other liabilities primarily consist of net deferred tax liabilities, clearing and suspense liabilities, collateral received on securities loaned, employee and agent benefits, and payables to affiliates.

Fair Value Measurements

For fair values of various assets and liabilities, refer to Note 9 — Fair Value Measurements.

Recognition of Insurance Income and Related Expenses

Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the policies/contracts. This match is accomplished by providing liabilities for future policy benefits (as discussed in Note 12 — Policyholders’ Liabilities) and the deferral and subsequent amortization of DAC.

Amounts received under deferred annuity and universal life type contracts are reported as deposits to policyholders’ account balances (as discussed in Note 12 — Policyholders’ Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included in Fees — universal life and annuity policies in the accompanying Consolidated Statements of Operations. In addition to fees, the Company earns investment income from the investment of policyholders’ deposits in the Company’s general account portfolio. The Company establishes an unearned revenue liability for amounts previously assessed to compensate the Company for services to be performed over future periods. These amounts are deferred and recognized into income over the period benefited, using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in-force and, for annuities, in relation to the amount of expected future benefit payments.

Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note 14 — Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statements of Operations.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets and liabilities are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared to each other. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

Authoritative guidance requires an evaluation of the recoverability of deferred tax assets and the establishment of a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance many factors are considered, including: (1) the nature of deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carry-back years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various tax jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax liability is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable in the consolidated group. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return.

In accordance with the authoritative guidance related to income taxes, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for an uncertain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are included in Other liabilities in the accompanying Consolidated Statements of Financial Position and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as Income tax expense in the accompanying Consolidated Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 4 — BUSINESS RISKS AND UNCERTAINTIES

In periods of extreme volatility and disruption in the securities and credit markets and under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins.

The Company’s investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, preferred and common stocks, senior secured commercial loans and equity real estate. The fair value of the Company’s investments varies depending on economic and market conditions and the interest rate environment. Furthermore, with respect to investments in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk, significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

Certain of these investments lack liquidity, such as privately placed fixed income securities, equity real estate and other limited partnership interests. The Company also holds certain investments in asset classes that are liquid but may experience significant market fluctuations, such as mortgage-backed and other asset-backed securities. If the Company were to require significant amounts of cash on short notice in excess of cash on hand and the Company’s portfolio of liquid investments, the Company could have difficulty selling these investments in a timely manner, be forced to sell them for less than the Company otherwise would have been able to realize, or both.

In periods of high or increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses. In addition, when interest rates rise, the Company may face competitive pressure to increase crediting rates on certain insurance and annuity contracts, and such changes may occur more quickly than corresponding changes to the rates earned on the Company’s general account investments.

During periods of low or declining interest rates, the Company is contractually obligated to credit a fixed minimum rate of interest on certain of the Company’s life insurance and annuity policies. Should yields on new investments decline to levels below these guaranteed minimum rates for a long enough period, the Company may be required to credit interest to policyholders at a higher rate than the rate of return the Company earns on the Company’s portfolio of investments supporting those products, thus generating losses. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility.

The Company establishes and carries reserves to pay future policyholder benefits and claims. The process of calculating reserve amounts for an insurance organization involves the use of a number of estimates and assumptions including those related to mortality (the relative incidence of death in a given time or place), morbidity (the incidence rate of a disease or medical condition) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). Since the Company cannot precisely determine the amount or timing of actual future benefits and claims, actual results could differ significantly from those assumed. Deviations from one or more of these estimates and assumptions could have a material adverse effect on the Company’s consolidated results of operations or financial position.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, morbidity, persistency (how long a contract stays in force)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability, or other factors. In addition, the Company could fail to accurately provide for changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match its pricing assumptions or its past results. As a result, the Company’s results of operations and financial position could be materially adversely affected.

Issuers or borrowers whose securities or loans the Company holds, customers, trading counterparties, counterparties under swaps and other derivative contracts, reinsurers, clearing agents, exchanges, clearing houses and other financial intermediaries and guarantors may default on their obligations to the Company due to bankruptcy, insolvency, lack of liquidity, adverse economic conditions, operational failure, fraud or other reasons. In addition, the underlying collateral supporting the Company’s structured securities, including mortgage-backed securities, may deteriorate or default causing these structured securities to incur losses.

Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company’s products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

Revenues of the Company’s variable products are, to a large extent, based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues. The level of assets under management could also be negatively affected by withdrawals or redemptions.

The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

The risk-based capital (“RBC”) ratio is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company’s products, interest rate risk and general business risks. Disruptions in the capital markets could increase equity and credit losses and reduce the Company’s statutory surplus and RBC ratio. To the extent the Company’s statutory capital resources are deemed to be insufficient to maintain a particular rating by one or more rating agencies, the Company may seek to improve its capital position, including through operational changes and potentially seeking capital from New York Life.

The Company faces significant competition.

The Company faces strong competition in its Insurance and Agency and Investment Group businesses. The Company’s ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

New York Life’s career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain existing productive career agents and attract additional productive career agents.

Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company’s ability to meet its financial obligations. These ratings indicate a rating agency’s

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

view of an insurance company’s ability to meet its obligations to its insured. In certain of the Company’s markets, ratings are important competitive factors. Rating organizations continue to review the financial performance and condition of insurers, including the Company. A significant downgrade in the Company’s ratings could materially and adversely affect its competitive position in the life insurance market and increase its cost of funds. In addition, downgrades of the sovereign credit rating of the United States of America would likely result in a corresponding downgrade of the financial strength rating of the Company by certain rating agencies, which could have an adverse effect on the Company’s results of operations.

Regulatory developments in the markets in which the Company operates could affect the Company’s business.

Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation, derivatives and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The attractiveness to the Company’s customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company’s products to its customers.

A computer system failure or security breach could disrupt the Company’s business, damage its reputation and adversely impact its profitability.

The Company relies on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company has policies, procedures, automation and backup plans and facilities designed to prevent or limit the effect of failure, its computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond its control. The failure of the Company’s computer systems for any reason could disrupt its operations, result in the loss of customer business and adversely impact its profitability.

The Company retains confidential information on its computer systems, including customer information and proprietary business information. Any compromise of the security of the Company’s computer systems that results in the disclosure of personally identifiable customer information could damage the Company’s reputation, expose the Company to litigation and regulatory action, increase regulatory scrutiny, and require it to incur significant technical, legal and other expenses.

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued updated guidance that changes the criteria for reporting discontinued operations and introduces new disclosures. Under this revised guidance, the disposal of a component or group of components of an entity should be reported as a discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Disposals of equity method investments, or those reported as held-for-sale, will be eligible for presentation as a discontinued operation if they meet the new definition. The new guidance is effective

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

prospectively to new disposals and new classifications of disposal groups as held for sale that occurs on or after December 15, 2014. Early adoption is permitted for new disposals or new classifications as held for sale that have not been reported in financial statements previously issued or available for issuance. The Company adopted this guidance effective January 1, 2014. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations or financial statement disclosures.

In December 2013, the FASB issued guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. The definition of a public business entity is currently used in considering the scope of new financial guidance and will identify whether the guidance applies to public business entities. The new definition applies to authoritative guidance issued after December 2013. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This guidance became effective for annual reporting periods that begin after December 15, 2013, and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate (“LIBOR”). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance became effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. The guidance became effective for interim or annual reporting periods that begin after December 15, 2013, and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In March 2013, the FASB issued updated guidance regarding the recognition in net income of the cumulative translation adjustment upon the sale or loss of control of a business or group of assets residing in a foreign subsidiary, or a loss of control of a foreign investment. The guidance became effective for the first interim or annual reporting period beginning after December 15, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

In February 2013, the FASB issued new guidance regarding joint and several liabilities. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. This guidance became effective for interim or annual reporting periods that began after December 15, 2013 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position, results of operations, or financial statement disclosures.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. The guidance became effective for the first interim or annual reporting period beginning after December 15, 2012 and was applied prospectively. The Company’s adoption of this guidance did not have a material effect on the Company’s consolidated financial position or results of operations. The disclosures required by this guidance are included in Note 10 — Investment Income and Investment Gains and Losses.

In December 2011 and January 2013, the FASB issued updated guidance and enhanced disclosure requirements for financial instruments and derivative instruments that are either offset in accordance with existing guidance for right of setoff or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the financial statement. The FASB also clarified the scope of the new GAAP offsetting guidance, which only applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with GAAP guidance or subject to a master netting arrangement or similar agreement. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the accompanying Consolidated Statements of Financial Position and instruments and transactions subject to an agreement similar to a master netting arrangement. The guidance became effective for annual reporting periods beginning on or after January 1, 2013 and was applied retrospectively for all comparative periods presented. The Company’s adoption of this guidance did not have an impact on the Company’s consolidated financial position or results of operations but resulted in additional disclosures related to derivatives included in Note 7 — Derivative Instruments and Risk Management, and securities purchased under agreements to resell included in Note 15 — Commitments and Contingencies.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of OCI as part of the Consolidated Statements of Stockholder’s Equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in AOCI or when an item of AOCI must be reclassified to net income. The Company opted to present net income and other comprehensive income in two separate consecutive statements. The Company adopted this guidance effective January 1, 2012. This guidance impacted the financial statement presentation but did not have an impact on the Company’s consolidated financial position or results of operations.

In October 2010, the FASB issued guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the new guidance, acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company’s results of operations, it had no effect on the total acquisition costs to be recognized over time and had no impact on the Company’s cash flows. Effective January 1, 2012, the Company adopted this guidance retrospectively.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures, and removes the indefinite

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently evaluating the impact of the guidance on the Company’s consolidated financial position, results of operations and financial statement disclosures.

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. The new guidance requires that repurchase-to maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. The amendments are effective for interim and annual reporting periods beginning after December 15, 2014. Earlier adoption is not permitted. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In June 2014, the FASB issued an accounting standard that clarifies the accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. The standard requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments are effective for interim and annual reporting periods beginning after December 15, 2015. Earlier adoption is permitted. The standard may be applied prospectively to all awards granted or modified after the effective date; or retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition, which supersedes most existing revenue recognition guidance. The guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to, in exchange for those goods or services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016, and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company will adopt this guidance on January 1, 2017. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2014, the FASB issued new guidance to clarify that an in-substance repossession or foreclosure occurs, and a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, upon either (1) the creditor obtaining legal title to the residential real estate property upon completion of a foreclosure or (2) the borrower conveying all interest in the residential real estate property to the creditor to satisfy that loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. This new guidance is effective for annual periods beginning after December 15, 2014 and should be adopted using either a modified retrospective transition method or a prospective transition method. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2014, the FASB issued new guidance to permit reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in Income tax expense in the accompanying Consolidated Statements

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

of Operations. This new guidance is effective for annual periods beginning after December 15, 2014 and should be applied retrospectively. Retrospective adoption of this guidance will result in the restatement of all years presented with a decrease in retained earnings of approximately $20 million at January  1, 2014.

NOTE 6 — INVESTMENTS

Fixed Maturities

The amortized cost and estimated fair value of fixed maturities at December 31, 2014 and 2013, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because issuers may have the right to call or repay obligations with or without call or prepayment penalties.

	2014		2013
Available-for-sale	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$3,396	$3,448	$2,575	$2,625
Due after one year through five years	13,814	14,561	13,946	14,813
Due after five years through ten years	18,321	18,917	16,891	17,370
Due after ten years	10,489	11,716	9,783	9,905
Mortgage-backed and asset-backed securities:
U.S. agency mortgage-backed and asset-backed securities	14,581	15,485	15,466	15,792
Non-agency mortgage-backed securities	6,564	6,802	6,868	7,027
Non-agency asset-backed securities	4,670	4,724	4,026	4,011

Total available-for-sale	$71,835	$75,653	$69,555	$71,543

At December 31, 2014 and 2013, the distribution of gross unrealized gains and losses on investments in fixed maturities were as follows (in millions):

	2014
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
U.S. Treasury	$828	$86	$2	$912	$–
U.S. government corporations and agencies	1,154	151	2	1,303	–
U.S. agency mortgage-backed and asset-backed securities	14,581	1,008	104	15,485	–
Foreign governments	471	60	–	531	–
U.S. corporate	32,232	2,107	188	34,151	–
Foreign corporate	11,335	477	67	11,745	–
Non-agency residential mortgage-backed securities	1,628	76	27	1,677	(10)
Non-agency commercial mortgage-backed securities	4,936	196	7	5,125	–
Non-agency asset-backed securities(2)	4,670	80	26	4,724	(2)
Redeemable preferred securities	–	–	–	–	–

Total available-for-sale	$71,835	$4,241	$423	$75,653	$(12)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
Available-for-sale	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	OTTI in AOCI(1)
U.S. Treasury	$862	$26	$11	$877	$(1)
U.S. government corporations and agencies	1,399	83	13	1,469	–
U.S. agency mortgage-backed and asset-backed securities	15,466	727	401	15,792	–
Foreign governments	577	53	1	629	–
U.S. corporate	29,513	1,595	501	30,607	–
Foreign corporate	10,844	447	160	11,131	–
Non-agency residential mortgage-backed securities	2,062	70	59	2,073	(27)
Non-agency commercial mortgage-backed securities	4,806	207	59	4,954	–
Non-agency asset-backed securities(2)	4,026	23	38	4,011	(3)

Total available-for-sale	$69,555	$3,231	$1,243	$71,543	$(31)

(1)

Represents the amount of OTTI losses in AOCI, which were not included in earnings pursuant to authoritative guidance. The amount excludes $46 million and $20 million for the years ended December 31, 2014 and 2013, respectively, of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(2)	Includes auto loans, credit cards, education loans and other asset types.

At December 31, 2014 and 2013, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $644 million and $877 million, respectively.

The Company had no investments in fixed maturities that were non-income producing for the last 12 months at December 31, 2014 and 2013, respectively.

Equity Securities

At December 31, 2014 and 2013, the distribution of gross unrealized gains and losses on available-for-sale equity securities were as follows (in millions):

	Cost	Unrealized Gains	Unrealized Losses	Fair Value
2014	$20	$16	$1	$35
2013	$79	$34	$1	$112

Mortgage Loans

The Company’s mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

At December 31, 2014 and 2013, contractual commitments to extend credit under mortgage loan documents amounted to $564 million and $374 million, respectively, at fixed and floating interest rates ranging from 1.73% to 6.41% in 2014 and from 1.94% to 6.50% in 2013. These commitments are diversified by property type and geographic region.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2014 and 2013, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

	2014		2013
	Amount	% of Total	Amount	% of Total
Property Type:
Office buildings	$3,563	32.5%	$3,032	31.0%
Apartment buildings	3,328	30.4	2,858	29.2
Retail facilities	2,790	25.5	2,364	24.1
Industrial	978	9.0	1,198	12.2
Residential	114	1.1	162	1.7
Hotel/Motel	172	1.5	176	1.8
Other	6	–	3	–

Total mortgage loans	$10,951	100.0%	$9,793	100.0%

Allowance for credit losses	$(24)		$(28)

Total net mortgage loans	$10,927		$9,765

	2014		2013
	Amount	% of Total	Amount	% of Total
Geographic Region:
South Atlantic	$2,868	26.2%	$2,866	29.3%
Central	2,471	22.6	2,136	21.9
Middle Atlantic	2,324	21.2	2,179	22.3
Pacific	2,311	21.1	2,229	22.8
New England	867	7.9	315	3.2
Other	110	1.0	68	0.5

Total mortgage loans	$10,951	100.0%	$9,793	100.0%

Allowance for credit losses	$(24)		$(28)

Total net mortgage loans	$10,927		$9,765

The Company monitors the aging of its mortgage loans receivable on a monthly basis to determine delinquencies. At December 31, 2014 and 2013, the Company had $3 million and $4 million, respectively, of recorded investment gross of the allowance for credit losses in residential mortgage loans that were past due greater than 90 days. There were no investments in mortgage loans that were past due less than 90 days at December 31, 2014 and 2013.

As discussed in Note 3 — Significant Accounting Policies, the Company establishes a specific reserve when it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreements, and a general reserve for probable incurred but not specifically identified losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The activity in the mortgage loan specific and general reserves for the years ended December 31, 2014 and 2013 is summarized below (in millions):

	2014
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$4	$24	$28
Recoveries	(2)	(2)	(4)

Ending balance	$2	$22	$24

Ending Balance:
Collectively evaluated for impairment (general)	$2	$22	$24
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$110	$10,837	$10,947
Individually evaluated for impairment (specific)	$4	$–	$4

	2013
Allowance for credit losses:	Residential	Commercial	Total
Beginning balance	$6	$29	$35
Direct write-downs	(1)	–	(1)
Provision for credit losses	(1)	(5)	(6)

Ending balance	$4	$24	$28

Ending Balance:
Collectively evaluated for impairment (general)	$2	$23	$25
Individually evaluated for impairment (specific)	$2	$1	$3
Mortgage Loans:
Ending balance (recorded investment, gross of allowance for credit losses):
Collectively evaluated for impairment (general)	$154	$9,631	$9,785
Individually evaluated for impairment (specific)	$8	$–	$8

For the year ended December 31, 2012, direct write-downs were $6 million and recoveries were $3 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

As discussed in Note 3 — Significant Accounting Policies, the Company uses LTV as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2014 and 2013, LTVs on the Company’s mortgage loans, based upon the recorded investment gross of allowance for credit losses, were as follows (in millions):

	2014
LTV Ratio	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
Above 95%	$–	$–	$–	$–	$1	$–	$–	$1
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	68	182	–	3	3	–	–	256
71% to 80%	70	94	357	55	15	19	–	610
Below 70%	3,425	2,514	2,971	920	95	153	6	10,084

Total	$3,563	$2,790	$3,328	$978	$114	$172	$6	$10,951

	2013
LTV Ratio	Office Buildings	Retail Facilities	Apartment Buildings	Industrial	Residential	Hotel/ Motel	Other	Total
Above 95%	$–	$–	$–	$3	$1	$–	$–	$4
91% to 95%	–	–	–	–	–	–	–	–
81% to 90%	96	35	7	115	4	–	–	257
71% to 80%	119	144	392	156	20	18	–	849
Below 70%	2,817	2,185	2,459	924	137	158	3	8,683

Total	$3,032	$2,364	$2,858	$1,198	$162	$176	$3	$9,793

Impaired mortgage loans were $5 million and $8 million at December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, the Company did not have any impaired loans without a related allowance.

Investments in mortgage loans that have been non-income producing for the last 12 months totaled $2 million and $3 million at December 31, 2014 and 2013, respectively.

Investments in Affiliates

	2014	2013
STIF	$246	$399
MCF revolving loan agreement	2,041	1,889

Total investments in affiliates	$2,287	$2,288

The STIF was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a pooled fund managed by New York Life Investment Management LLC (“NYLIM”), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries of New York Life.

The MCF revolving loan agreement represents a revolving loan agreement the Company entered into with MCF. Refer to Note 11 — Related Party Transactions for further discussion.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Other Investments

The components of other investments at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Limited partnerships and Limited liability companies	$666	$694
Senior secured commercial loans	153	124
Derivatives	197	200
Real estate	51	51
Short-term investments	24	56
Other invested assets	128	313

Total other investments	$1,219	$1,438

Senior secured commercial loans are typically collateralized by all assets of the borrower. The Company’s senior secured commercial loans, before loss reserve, amounted to $154 million and $126 million at December 31, 2014 and 2013, respectively. The loss reserve was $1 million and $2 million for the years ended December 31, 2014 and 2013, respectively. Refer to Note 3 — Significant Accounting Policies for further details.

Unfunded commitments on limited partnerships, limited liability companies and senior secured commercial loans amounted to $442 million and $403 million at December 31, 2014 and 2013, respectively.

There was no accumulated depreciation on real estate for the years ended December 31, 2014 or 2013. There was no depreciation expense for the years ended December 31, 2014, 2013, or 2012.

There were no investments in real estate that have been non-income producing for the last 12 months at December 31, 2014. At December 31, 2013, there was less than $1 million in investments in real estate that have been non-income producing for the last 12 months.

Variable Interest Entities

Consolidated VIEs

At December 31, 2014 and 2013, the Company included assets of $46 million in the accompanying Consolidated Statements of Financial Position, as a result of consolidating a VIE for which it was determined to be the primary beneficiary. The Company performed a qualitative analysis to determine if the Company has (1) the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and (2) the obligation to absorb losses of or the right to receive benefits from the entity that could be potentially significant to the VIE. In reviewing the transaction documents including trust agreements, limited partnership agreements and purchase agreements, the Company determined that they are the primary beneficiary of one structured investment.

This VIE consists of a trust established for purchasing receivables from the U.S. Department of Energy related to energy savings performance contracts and issuing certificates representing the right to those receivables. The Company has a 98.66% interest in this VIE; however, the creditors do not have recourse to the Company in excess of the assets contained within the VIE.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table reflects the carrying amount and statement of financial position classification of the assets and liabilities of the consolidated VIE at December 31, 2014 and 2013 (in millions):

	2014	2013
Cash	$–	$–
Other investments*	46	46

Total assets	$46	$46

Other liabilities	1	4

Total liabilities	$1	$4

*	Included in Limited partnerships/Limited liability companies.

Unconsolidated VIEs

In the normal course of its activities, the Company invests in structured investments including VIEs for which it is not the primary beneficiary. These structured investments typically invest in fixed income investments that are managed by third-parties and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has not provided financial or other support, other than its direct investment, to these structures. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not have the power to direct the activities that significantly impact the VIEs’ economic performance. The Company classifies these investments in the accompanying Consolidated Statements of Financial Position as Fixed maturities, at fair value — Available-for-sale and Fixed maturities, at fair value — Trading. The maximum exposure to loss associated with these investments was $28,208 million and $27,370 million at December 31, 2014 and 2013, respectively.

In the normal course of its activities, the Company invests in joint ventures, limited partnerships and limited liability companies. These investments include hedge funds, private equity funds and real estate related funds that may or may not be VIEs. The Company’s maximum exposure to loss on these investments, both VIEs and non-VIEs, is limited to the amount of its investment. The Company has determined that it is not the primary beneficiary of these structures because it does not have the power to direct the activities that significantly impact the entities economic performance. The Company classifies these investments as Other investments in the accompanying Consolidated Statements of Financial Position and its maximum exposure to loss associated with these entities was $666 million and $694 million at December 31, 2014 and 2013, respectively.

These investments are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary. The Company has no additional economic interest in these structures in the form of derivatives, related guarantees, credit enhancement or similar instruments and obligations. Creditors have no recourse against the Company in the event of default. The Company has unfunded commitments in joint ventures, limited partnerships and limited liability companies which are discussed in the “Other investments” section above.

Restricted Assets and Special Deposits

At December 31, 2014 and 2013, assets with a carrying value of $4 million were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in Fixed maturities, at fair value — Available-for-sale in the accompanying Consolidated Statements of Financial Position. Refer to Note 15 — Commitments and Contingencies for additional discussion on assets pledged as collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 7 — DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, currency, equity and credit risk. These derivative instruments include foreign currency forwards, interest rate and equity futures, interest rate and equity options, and interest rate, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes. Refer to Note 3 — Significant Accounting Policies for a discussion on the accounting for derivative instruments.

The Company may enter into exchange-traded futures and over-the-counter (“OTC”) derivative instruments. Exchange-traded futures are affected through regulated exchanges and require initial and daily variation margin collateral postings. When the Company enters into exchange-traded futures, it is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange-traded futures, when the Company enters into OTC-cleared derivatives, it becomes subject to initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company deals with a large number of highly rated OTC-bilateral counterparties, thus limiting its exposure to any single counterparty. The Company has controls in place to monitor credit exposures of OTC-bilateral counterparties by limiting transactions within specified dollar limits and continuously assessing the creditworthiness of its counterparties. The Company uses master netting arrangements with OTC-bilateral counterparties and adjusts transaction levels, when appropriate, to minimize risk. The Company’s policy is not to offset the fair value recognized for derivatives executed with the same OTC-bilateral counterparty under the same master netting agreements with the associated collateral.

The following table presents recognized derivative instruments that are subject to enforceable master netting agreements at December 31, 2014 and 2013 (in millions):

	2014
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net amounts of Recognized Derivative Instruments
Assets	$197	$–	$197	$(73)	$(110)	$(10)	$4
Liabilities	$(89)	$–	$(89)	$73	$15	$–	$(1)

	2013
	Gross Amounts of Recognized Derivative Instruments(1)	Gross Amounts Offset in the Statement of Financial Position	Gross Amounts Presented in the Statement of Financial Position	Gross Amounts not Offset in Statement of Financial Position	Cash Collateral	Securities Collateral	Net amount of Recognized Derivative Instruments
Assets	$200	$–	$200	$(130)	$(63)	$(2)	$5
Liabilities	$(388)	$–	$(388)	$130	$230	$–	$(28)

(1)

The gross amounts exclude investment income due and accrued and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statements of Financial Position.

Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSA’s”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties.

The CSA defines the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. In a few cases, these CSAs provide that the counterparties are not required to post collateral below a specified threshold; however the agreements governing these bilateral relationships also include credit contingent provisions whereby the threshold declines on a sliding scale with declines in the OTC-bilateral counterparties’ ratings. In addition, certain of the Company’s contracts require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the contracts or full collateralization of the positions there under. Cash collateral is invested in short-term investments. If the credit contingent features had been triggered at December 31, 2014 and 2013, the Company estimates that it would have had to post additional collateral of $0 million and $10 million, respectively, for a one notch downgrade in the Company’s credit rating and would have had to post additional collateral of $2 million and $28 million, respectively, for a downgrade that would trigger full collateralization.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the notional amount and gross fair value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting (excluding embedded derivatives) at December 31, 2014 and 2013 (in millions).

		2014			2013
		Fair Value(1)			Fair Value(1)
	Primary Risk Exposure	Notional Amount(2)	Asset	Liability	Notional Amount(2)	Asset		Liability
Derivatives designated as hedging:
Cash flow hedges:
Foreign currency swaps	Currency	$149	$9	$–	$181	$	*	$7
Interest rate swaps	Interest	36	8	–	37		7	–

Total derivatives designated		185	17	–	218		7	7

Derivatives not designated as hedging:
Corridor options	Interest	8,910	1	–	10,525		*	–
Equity options	Equity	779	54	–	648		40	–
Equity swaps	Equity	39	4	–	29		3	–
Foreign currency swaps	Currency	1,490	62	30	851		11	46
Foreign currency forwards	Currency	30	2	–	23		*	1
Futures	Interest	1	–	–	–		–	–
Interest rate caps	Interest	14,722	2	–	17,262		6	–
Interest rate swaps	Interest	3,661	44	59	3,625		96	334
Swaptions	Interest	7,359	11	–	14,660		36	–
Credit default swaps:
Buy protection	Credit	–	–	–	–		–	–
Sell protection	Credit	–	–	–	1		–	–

Total derivatives not designated		36,991	180	89	47,624		192	381

Total derivatives		$37,176	$197	$89	$47,842		$199	$388

*	Amounts are less than $1 million.

(1)

The fair value amounts exclude investment income due and accrued, and accrued investment expense on derivatives, which are included in Other assets and Other liabilities, respectively, in the accompanying Consolidated Statements of Financial Position. Refer to Note 9 — Fair Value Measurements for discussion of valuation methods for derivative instruments.

(2)	Notional amounts of derivative instruments generally do not represent the amounts exchanged between the parties engaged in the transaction.

Interest Rate Risk Management

The Company enters into various types of interest rate swaps and options primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate caps and swaptions are entered into by the Company to hedge the disintermediation risk of increasing interest rates on policyholder liability obligations. The Company will receive payments from counterparties should interest rates exceed an agreed upon strike price.

Interest rate (Treasury) futures are exchange traded contracts to buy or sell at a specific price at a future date. The Company enters into interest rate futures to manage the duration of the Company’s fixed income portfolio.

The Company enters into interest rate corridor options to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contracts until an agreed upon interest rate ceiling is reached.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the values of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception, calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity put options and enters into equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities. Options require upfront fees paid at the time the agreements are entered into. Equity swaps are agreements between parties to exchange interest payments for an equity return.

Credit Risk Management

The Company enters into credit default swaps (“CDS”) both to buy protection from and sell protection to a counterparty in the event of a default of a single name referenced obligation or a referenced pool of assets.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Cash Flow Hedges

The following table presents the effects of derivatives in cash flow hedging relationships, for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Gain (Loss) Recognized in OCI (Effective Portion(1)	Gain (Loss) Reclassified from AOCI into Net Income (Effective Portion)
		Net Investment Gains (Losses)	Net Investment Income
For the year ended 12/31/2014:
Foreign currency swaps	$12	$(4)	$1
Interest rate swaps	1	–	1

Total	$13	$(4)	$2

For the year ended 12/31/2013:
Foreign currency swaps	$8	$–	$–
Interest rate swaps	(3)	–	1

Total	$5	$–	$1

For the year ended 12/31/2012:
Foreign currency swaps	$(4)	$–	$(1)
Interest rate swaps	–	–	1

Total	$(4)	$–	$–

(1)	The amount of gain or loss recognized in OCI is reported as a change in net unrealized investment gains or losses, a component of AOCI.

In 2014, 2013 and 2012, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions, for which a hedge was entered into, did not occur on the anticipated date or in the additional time period permitted under the authoritative guidance on derivatives and hedging.

There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

For derivatives which are designated for hedge accounting, there were no components of the derivative’s gain or loss excluded from the assessment of effectiveness for the years ended December 31, 2014, 2013 and 2012.

Presented below is a rollforward of the components of AOCI, before taxes, related to cash flow hedges (in millions):

	2014	2013	2012
Balance, beginning of year	$(3)	$(7)	$(3)
Gains (losses) deferred in OCI on the effective portion of cash flow hedges	13	5	(4)
Losses (gains) — reclassified to net income	3	(1)	–

Balance, end of year	$13	$(3)	$(7)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

At December 31, 2014, gains of $2 million on derivatives in AOCI are expected to be reclassified to earnings within the next 12 months.

Derivatives Not Designated

The Company has derivative instruments that are not designated or do not qualify for hedge accounting treatment.

The following table provides gains and losses on derivative instruments not designated for hedging accounting, which are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012 (in millions):

	Gain (Loss) Recognized in Income
Derivative type:	2014	2013		2012
Corridor options	$(1)	$	*	$(3)
Equity options	(10)		(52)	(23)
Equity swaps	3		5	1
Foreign currency swaps	74		(22)	(6)
Foreign currency forwards	3		(1)	*
Futures	(1)		–	*
Interest rate caps	(6)		2	(13)
Interest rate swaps	246		(183)	(30)
Swaptions	(25)		3	(36)
Credit default swaps:
Buy protection	–		*	(1)
Sell protection	–		*	*

Total	$283		$(248)	$(111)

*	Recognized loss is less than $1 million.

Credit Derivatives Written

The Company enters into CDS both to buy protection from, and sell protection to counterparties in the event of default of a single name reference obligation. At December 31, 2014, all of the underlying reference obligations of the CDS for which the Company sells protection, are investment grade. The single name CDS contracts, for which the Company sells protection, mature within two years. The maximum amount the Company would be required to pay under swaps for which credit protection was sold, assuming all reference obligations default at a total loss without recoveries, would be $0 million and $1 million at December 31, 2014 and 2013, respectively. The market value of swaps for credit protection sold was $0 million and less than $1 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. At December 31, 2014 and 2013, there were no embedded derivatives that could not be separated from their host contracts.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the fair value of the Company’s embedded derivatives in host contracts at December 31, 2014 and 2013 (in millions):

	Statements of Financial Position Line Item	Fair Value
		2014		2013
Embedded derivatives in asset host contracts:
Other(1)	Amounts recoverable from reinsurers	$	*	$1
Embedded derivatives in liability host contracts:
Guaranteed minimum accumulation benefits(1)	Policyholders’ account balances		$181	$69

*	Fair value is less than $1 million.

(1)	For further information on these embedded derivatives refer to Note 9 — Fair Value Measurements.

The following table presents the changes in fair value related to embedded derivatives in host contracts for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Net revenue from reinsurance	$(1)	$(13)	$(1)
Interest credited to policyholders’ account balances	$112	$(362)	$(87)

NOTE 8 — SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC

The Company maintains separate accounts, which are registered with the SEC, for its variable deferred annuity and variable life insurance products with assets of $27,033 million and $24,686 million at December 31, 2014 and 2013, respectively. The assets of these separate accounts, which are carried at fair value, represent investments in shares of the New York Life sponsored MainStay VP Funds Trust and other non-proprietary funds.

Separate Accounts Not Registered with the SEC

The Company also maintains separate accounts, which are not registered with the SEC, with assets of $1,932 million and $1,748 million at December 31, 2014 and 2013, respectively. The assets in these separate accounts are comprised investments in MainStay VP Funds Trust, non-proprietary mutual funds and limited partnerships. The assets in these separate accounts are carried at fair value.

Refer to Note 12 — Policyholders’ Liabilities for information regarding separate accounts with contractual guarantees for minimum death benefits (“GMDB”), guaranteed minimum accumulation benefits (“GMAB”), enhanced beneficiary benefit (“EBB”) and guaranteed future income benefits (“GFIB”).

NOTE 9 — FAIR VALUE MEASUREMENTS

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The levels of the fair value hierarchy based on the inputs to the valuation are as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.
Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring of trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee is comprised of representatives from the Company’s Investment Management group, Controller’s, Compliance, and Security Operations. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports, as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables represent the balances of assets and liabilities measured at fair value on a recurring basis at December 31, 2014 and 2013 (in millions):

	2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$912	$–	$912
U.S. government corporations and agencies	–	1,279	24	1,303
U.S. agency mortgage-backed and asset-backed securities	–	15,458	27	15,485
Foreign governments	–	523	8	531
U.S. corporate	–	33,885	266	34,151
Foreign corporate	–	11,704	41	11,745
Non-agency residential mortgage-backed securities	–	1,661	16	1,677
Non-agency commercial mortgage-backed securities	–	4,930	195	5,125
Non-agency asset-backed securities	–	3,907	817	4,724

Total fixed maturities — available-for-sale	–	74,259	1,394	75,653

Fixed maturities — trading:
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	60	–	60
Foreign corporate	–	1,030	–	1,030
Non-agency residential mortgage-backed securities	–	11	–	11
Non-agency commercial mortgage-backed securities	–	48	2	50
Non-agency asset-backed securities	–	37	5	42

Total fixed maturities — trading	–	1,190	7	1,197

Equity securities — available-for-sale:				–
Common stock	30	–	2	32
Non-redeemable preferred stock	–	1	2	3

Total equity securities — available-for-sale	30	1	4	35

Equity securities — trading:				–
Common stock	726	–	–	726
Mutual funds	31	–	–	31

Total equity securities — trading	757	–	–	757

Derivative assets	–	193	4	197
Securities purchased under agreements to resell	–	133	–	133
Other invested assets	–	14	–	14
Cash equivalents	–	682	–	682
Short-term investments	–	24	–	24
Separate account assets	28,508	198	259	28,965

Total assets accounted for at fair value on a recurring basis	$29,295	$76,694	$1,668	$107,657

Policyholders’ account balances(1)	$–	$–	$181	$181
Derivative liabilities	–	89	–	89

Total liabilities accounted for at fair value on a recurring basis(2)	$–	$89	$181	$270

(1)	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2)

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed maturities — available-for-sale:
U.S. Treasury	$–	$877	$–	$877
U.S. government corporations and agencies	–	1,445	24	1,469
U.S. agency mortgage-backed and asset-backed securities	–	15,681	111	15,792
Foreign governments	–	621	8	629
U.S. corporate	–	30,358	249	30,607
Foreign corporate	–	11,100	31	11,131
Non-agency residential mortgage-backed securities	–	2,015	58	2,073
Non-agency commercial mortgage-backed securities	–	4,821	133	4,954
Non-agency asset-backed securities	–	2,970	1,041	4,011

Total fixed maturities — available-for-sale	–	69,888	1,655	71,543

Fixed maturities — trading:
U.S agency mortgage-backed and asset-backed securities	–	4	–	4
U.S. corporate	–	69	–	69
Foreign corporate	–	311	–	311
Non-agency residential mortgage-backed securities	–	18	–	18
Non-agency commercial mortgage-backed securities	–	24	–	24
Non-agency asset-backed securities	–	65	6	71

Total fixed maturities — trading	–	491	6	497

Equity securities — available-for-sale:
Common stock	109	–	2	111
Non-redeemable preferred stock	–	1	–	1

Total equity securities — available-for-sale	109	1	2	112

Equity securities — trading:
Common stock	435	–	1	436
Mutual funds	11	–	–	11

Total equity securities — trading	446	–	1	447

Derivative assets	–	196	3	199
Securities purchased under agreements to resell	–	101	–	101
Other invested assets	–	14	–	14
Cash equivalents	–	475	–	475
Short-term investments	–	56	–	56
Amounts recoverable from reinsurers	–	–	1	1
Separate account assets	25,974	216	244	26,434

Total assets accounted for at fair value on a recurring basis	$26,529	$71,438	$1,912	$99,879

Policyholders’ account balances(1)	$–	$–	$69	$69
Derivative liabilities	–	388	–	388

Total liabilities accounted for at fair value on a recurring basis(2)	$–	$388	$69	$457

(1)	Policyholders’ account balances represent embedded derivatives bifurcated from host contracts.

(2)

Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following represents a summary of significant valuation techniques for assets and liabilities used to determine fair value, as well as the general classification of such instruments in the valuation hierarchy.

Fixed maturities available for sale and trading securities

Fixed maturity securities priced using a pricing service are generally classified as Level 2. The pricing service generally uses a discounted cash flow model or market approach to determine fair value on public securities. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds.

Private placement securities are primarily priced using a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Credit Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognizable, reliable and well regarded benchmarks by participants in the financial industry, which represents the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is usually derived from observable market transactions.

Certain private placement securities that cannot be priced using the matrix-based pricing methodology described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is based upon observable market transactions, while the maturity and rating adjustments are based upon data obtained from Bloomberg. These securities are classified as Level 2.

For some of the private placement securities priced using the matrix-based pricing methodology or the discount cash flow model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significantly unobservable, the security is classified as Level 3.

The valuation techniques for most Level 3 fixed maturity securities are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Equity securities

Equity securities valued using unadjusted quoted prices in active markets that are readily and regularly available are classified as Level 1. Those securities valued using a market approach in which market quotes are available but are not considered actively traded are classified as Level 2. Securities priced through an internal valuation where significant inputs are deemed to be unobservable, which includes securities of a government organization, are classified as Level 3.

Derivative assets and liabilities

The fair value of derivative instruments is generally derived using valuation models, except for derivatives that are either exchange-traded, or the fair value is derived using broker quotations. Where valuation models are

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility, non-performance risk and other factors. Exchange-traded derivatives are valued using quoted prices in an active market and are classified as Level 1. OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Valuations of OTC-bilateral derivatives are adjusted for non-performance risk. The Company uses default estimates implied by CDS spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate. The non-performance risk adjustment is applied only to the uncollateralized portion of the OTC-bilateral derivative assets and liabilities. OTC-bilateral derivative contracts are executed under master netting agreements with counterparties with a CSA, which is a bilateral ratings-sensitive agreement that requires collateral postings at established credit threshold levels. These agreements protect the interests of the Company and its counterparties should either party suffer a credit-rating deterioration. The vast majority of the Company’s derivative agreements are with highly rated major international financial institutions.

Securities purchased under agreements to resell

Due to the short-term nature (generally one month) of this investment, the asset’s carrying value approximates fair value. These investments are classified as Level 2.

Other invested assets

Level 2 assets represent surplus note investments, priced by a third-party pricing service, where the inputs to the valuation are deemed to be observable. Level 3 assets represent residual interests of securitizations, priced by a third-party pricing service, where inputs to the valuation are deemed to be unobservable.

Cash equivalents

These include money market funds, treasury bills, commercial paper and other highly liquid instruments. Money market funds are classified as Level 1, because their value is based on unadjusted quoted prices in active markets that are readily and regularly available. All the other instruments are classified as Level 2 although their fair value is based on observable inputs, they are generally not traded in active markets. The prices are either obtained from a pricing vendor, or amortized cost is used as the best estimate of fair value.

Short term investments

For certain short term investments, amortized cost is used as the best estimate of fair value, and are classified as Level 2.

Separate account assets

Assets within the separate account are primarily invested in equities and fixed maturities. The fair value of investments in the separate accounts is calculated using the same procedures used for equities and fixed maturities in the general account.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The separate accounts also invest in limited partnerships and hedge funds. These investments are valued based on the latest net asset value (NAV). When the hedge fund investment can be redeemed at NAV, at the measurement date, or in the near-term (generally 90 days or less) it is classified as Level 2.

The following tables provide further information about the Level 2 hedge funds in which the separate accounts invest in (in millions):

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$197	–	Quarterly, Monthly	90 days or less

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$216	–	Quarterly, Monthly	90 days or less

Limited Partnership and hedge fund investments that are restricted with respect to transfer or withdrawal of greater than 90 days are classified as Level 3. The following tables provide further information about these investments (in millions):

		2014
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$259	–	Annual, Semi-annual, Quarterly	More than 90 days

		2013
Category of Investment	Investment Strategy	Fair Value Determined Using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$244	–	Annual, Semi-annual, Quarterly	More than 90 days

Policyholders’ account balances

Policyholders’ account balances carried at fair value consist of embedded derivatives bifurcated from the host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers less the present value of assessed or imputed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various policyholder behavior assumptions. The expected cash flows are discounted using the treasury rate, plus a spread based upon the Company’s medium term notes. The spread reflects the market’s perception of the Company’s non-performance risk. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders’ account balances has been classified as Level 3.

Level 3 Assets and Liabilities by Price Source

The following tables present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources at December 31, 2014 and 2013 (in millions):

	2014
	Internal(1)	External(2)	Total
Fixed maturities — available-for-sale:
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	–	27	27
Foreign governments	–	8	8
U.S. corporate	41	225	266
Foreign corporate	–	41	41
Non-agency residential mortgage-backed securities	–	16	16
Non-agency commercial mortgage-backed securities	83	112	195
Non-agency asset-backed securities	91	726	817

Total fixed maturities — available-for-sale	215	1,179	1,394

Fixed maturities — trading:
Non-agency commercial mortgage-backed securities	–	2	2
Non-agency asset-backed securities	–	5	5

Total fixed maturities — trading	–	7	7

Equity securities:
Common stock	2	–	2
Non-redeemable preferred stock	2	–	2

Total equity securities	4	–	4

Derivative assets	–	4	4
Separate account assets	–	259	259

Total assets accounted for at fair value on a recurring basis	$219	$1,449	$1,668

Policyholders’ account balances	$181	$–	$181

Total liabilities accounted for at fair value on a recurring basis	$181	$–	$181

(1)	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs are deemed to be unobservable.

(2)	Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Internal(1)	External(2)	Total
Fixed maturities — available-for-sale:
U.S. government corporations and agencies	$–	$24	$24
U.S. agency mortgage-backed and asset-backed securities	1	110	111
Foreign governments	–	8	8
U.S. corporate	36	213	249
Foreign corporate	–	31	31
Non-agency residential mortgage-backed securities	–	58	58
Non-agency commercial mortgage-backed securities	78	55	133
Non-agency asset-backed securities	85	956	1,041

Total fixed maturities — available-for-sale	200	1,455	1,655

Fixed maturities — trading:
Non-agency asset-backed securities	–	6	6

Total fixed maturities — trading	–	6	6

Equity securities:
Common stock	2	1	3

Total equity securities	2	1	3

Derivative assets	–	3	3
Amounts recoverable from reinsurance	1	–	1
Separate account assets	–	244	244

Total assets accounted for at fair value on a recurring basis	$203	$1,709	$1,912

Policyholders’ account balances	$69	$–	$69

Total liabilities accounted for at fair value on a recurring basis	$69	$–	$69

(1)	Represents valuations reflecting both internally-derived and market inputs, as well as third-party pricing information, where pricing inputs that are deemed to be unobservable.

(2)	Primarily represents independent non-binding broker quotes, where pricing inputs are not readily available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Quantitative Information Regarding Internally — Priced Level 3 Assets and Liabilities

The following tables present quantitative information on significant internally priced Level 3 assets and liabilities at December 31, 2014 and 2013 (in millions):

	2014
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$41	Discounted Cash Flow	Discount Rate	2.0% – 7.4%(4.5%)
Non-agency asset-backed securities	$91	Discounted Cash Flow	Discount Rate	4.8% – 7.0%(3.1%)
Non-agency commercial mortgage-backed securities	$83	Discounted Cash Flow	Discount Rate	3.0% – 12.0%(1.6%)
Liabilities:
Policyholders’ account balances	$181	Discounted Cash Flow	Discount Rate	0.5% – 9.4%
			Equity Returns	0.7% – 5.2%
			Equity Volatility Curve	18.4% – 43.9%
			Lapse Rate	1.5% – 21.0%
			Mortality Rate	0.1% – 38.9%
			Utilization Rate	10.0% – 100%
			Withdrawal Rate	3.30%

	2013
	Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Assets:
U.S. corporate	$36	Discounted Cash Flow	Discount Rate	2.7% – 7.1%(5.5%)
Non-agency asset-backed securities	$85	Discounted Cash Flow	Discount Rate	4.7% – 7.4%(6.7%)
Non-agency commercial mortgage-backed securities	$78	Discounted Cash Flow	Discount Rate	4.1% – 8.8%(2.8%)
Liabilities:
Policyholders’ account balances	$69	Discounted Cash Flow	Discount Rate	0.3% – 6.8%
			Equity Returns	0.3% – 10.1%
			Equity Volatility Curve	16.5% – 57.9%
			Lapse Rate	0.5% – 20.0%
			Mortality Rate	0.1% to 38.9%
			Utilization Rate	10.0% – 100%
			Withdrawal Rate	3.3%

The following is a description of the sensitivity to changes in unobservable inputs of the estimated fair value of the Company’s Level 3 assets included above, for which we have access to the valuation inputs, as well as the sensitivity to changes in unobservable inputs of the Level 3 assets that are valued based on external pricing information.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

U.S. corporate securities

Most corporate securities are valued using a discounted cash flow analysis based on the expected cash flows of each security. The most significant unobservable input to the valuation of these securities is the discount rate, as it usually includes spread adjustments. Significant spread widening would decrease the value of these securities. The opposite effect would occur if spreads tightened significantly. Default rates are also a component of the valuation. If expected default rates on these securities significantly increase, the fair value will decrease, with the opposite being true for significant decreases in default rates.

Non-agency commercial mortgage-backed and asset-backed securities

These securities are mainly valued using discounted cash flow models. Significant spread widening, spread tightening and increases and decreases in default rates will have the same impact on the fair values of these securities as described above under U.S. corporate securities. Significant increases in loss severity assumptions will decrease the estimated fair value of these securities, with the opposite being true for decreases in expected loss severities.

Policyholders’ account balances

Policyholders’ account balances consist of embedded derivatives bifurcated from host contracts, which represent the embedded derivatives for GMAB contracts.

The fair values of GMAB liabilities are equal to the present value of future expected payments to customers, less the present value of assessed rider fees attributable to the embedded derivative feature. Generally, higher (lower) equity returns will result in a lower (higher) fair value of the liability, while higher (lower) implied volatility assumptions will result in a higher (lower) fair value of the liability.

Transfers between Levels

Transfers between levels may occur as a result of changes in valuation sources or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. The Company’s policy is to assume the transfer occurs at the beginning of the period.

Transfers between Levels 1 and 2

Periodically, the Company has transfers between Level 1 and Level 2 assets and liabilities.

Transfers between Levels 1 and 2 were not significant during the 12 months ended December 31, 2014 and 2013.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and/or out of Level 3 is based on the changes in the observability of data.

Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

During the years ended December 31, 2014 and 2013, the Company transferred $56 million and $91 million, respectively, of securities into Level 3 consisting of fixed maturities available-for-sale securities and separate account assets in 2014 and 2013. The transfers into Level 3 related to fixed maturities available-for-sale securities were primarily due to unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third-party pricing services (that could be validated) was utilized. For the separate account assets, transfers into Level 3 are related to limited partnership investments that are restricted with respect to transfers or withdrawals.

Transfers out of Level 3 of $512 million and $258 million during the years ended December 31, 2014, and 2013, respectively, were primarily due to significant increases in market activity, or one or more significant input(s) becoming observable, or a change in the valuation technique for fixed maturities available-for-sale, equity securities available-for-sale and other invested assets in 2014 and 2013.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables present the changes in fair value of all Level 3 assets and liabilities for the years ended December 31, 2014, 2013 and 2012 (in millions):

	U.S . Government Corporations and Agencies	U.S . Agency Mortgage- Backed and Asset- Backed	Foreign Governments	U.S. Corporate	Foreign Corporate	Non- Agency Residential Mortgage- Backed Securities
Fair Value, December 31, 2011	$6	$84	$10	$210	$128	$189
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment losses	–	–	–	(3)	(2)	–
Net revenue from reinsurance	–	–	–	–	–	(1)
Other comprehensive income	1	–	1	4	–	1
Purchases	40	1	–	38	1	–
Sales	–	–	–	(12)	(2)	–
Settlements	–	(7)	–	(48)	(3)	(89)
Transfers into Level 3(1)	–	–	(1)	21	–	–
Transfers out of Level 3(1)	(7)	(42)	–	(41)	(97)	(1)

Fair Value, December 31, 2012	$40	$36	$10	$169	$25	$99
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment (losses) gains	–	–	–	–	(3)	1
Other comprehensive (loss) income	(1)	(5)	(1)	(4)	4	(2)
Purchases	–	103	–	130	11	–
Sales	–	(10)	–	(27)	(5)	–
Settlements	–	(4)	(1)	(24)	(1)	(42)
Transfers into Level 3(1)	–	7	–	59	–	2
Transfers out of Level 3(1)	(15)	(16)	–	(54)	–	–

Fair Value, December 31, 2013	$24	$111	$8	$249	$31	$58
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	–	–	–	1	–	2
Other comprehensive loss	–	–	–	(1)	(1)	(1)
Purchases	–	10	–	71	12	–
Sales	–	(50)	–	(8)	–	–
Settlements	–	–	–	(37)	(2)	(43)
Transfers into Level 3(1)	–	–	–	45	1	–
Transfers out of Level 3(1)	–	(44)	–	(54)	–	–

Fair Value, December 31, 2014	$24	$27	$8	$266	$41	$16

(1)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Other Fixed Maturities Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Commercial Mortgage- Backed Securities	Non- Agency Asset- Backed Securities
Fair Value, December 31, 2011	$–	$508	$–	$1,135	$–	$17
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	–	2	2	(1)	–	–
Net investment income(1)	–	3	–	3	–	–
Net revenue from reinsurance	–	–	–	(1)	–	–
Other comprehensive income (loss)	–	14	(3)	18	–	–
Purchases	–	491	3	574	–	1
Sales	–	(11)	(2)	(27)	–	(17)
Settlements	–	(82)	–	(229)	–	–
Transfers into Level 3(2)	2	73	–	95	–	–
Transfers out of Level 3(2)	–	(244)	–	(432)	–	–

Fair Value, December 31, 2012	$2	$754	$–	$1,135	$–	$1
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment (losses) gains	(1)	(2)	–	(5)	–	6
Net investment income(1)	–	2	–	2	–	–
Other comprehensive loss	(4)	(9)	–	(22)	–	–
Purchases	143	620	–	1,007	–	–
Sales	–	(2)	–	(44)	–	–
Settlements	(6)	(162)	–	(240)	–	(1)
Transfers into Level 3(2)	1	–	–	69	–	–
Transfers out of Level 3(2)	(2)	(160)	–	(247)	–	–

Fair Value, December 31, 2013	$133	$1,041	$–	$1,655	$–	$6
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	–	1	–	4	–	(2)
Net investment income(1)	–	1	–	1	–	–
Other comprehensive income	5	21	–	23	–	–
Purchases	58	321	–	472	2	–
Sales	–	(8)	–	(66)	–	–
Settlements	(2)	(154)	–	(238)	–	–
Transfers into Level 3(2)	–	9	–	55	–	–
Transfers out of Level 3(2)	1	(415)	–	(512)	–	–

Fair Value, December 31, 2014	$195	$817	$–	$1,394	$2	$4

(1)	Net investment income/loss includes amortization of discount and premium on fixed maturities.

(2)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Total Fixed Maturities- Trading	Common Stock- Available- for-Sale	Common Stock- Trading	Non- Redeemable Preferred Stock	Total Equity Securities
Fair Value, December 31, 2011	$17	$2	$2	$3	$7
Total gains or (losses) (realized and unrealized):
Included in earnings
Other comprehensive income	–	2	–	–	2
Purchases	1	–	–	–	–
Sales	(17)	–	–	–	–
Settlements	–	–	–	(3)	(3)

Fair Value, December 31, 2012	$1	$4	$2	$–	$6
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	6	1	(1)	–	–
Other comprehensive loss	–	(1)	–	–	(1)
Sales	–	(2)	–	–	(2)
Settlements	(1)	–	–	–	–

Fair Value, December 31, 2013	$6	$2	$1	$–	$3
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment losses	(2)	–	(1)	–	(1)
Purchases	2	–	–	2	2

Fair Value, December 31, 2014	$6	$2	$–	$2	$4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Derivatives	Other Invested Assets	Amounts Recoverable from Reinsurers	Separate Account Assets	Total Assets
Fair Value, December 31, 2011	$–	$–	$15	$150	$1,324
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains (losses)	1	1	–	(14)	(13)
Net investment income(1)	–	–	–	–	3
Net revenue from reinsurance	–	–	–	–	(1)
Other comprehensive (loss) income	–	–	(1)	–	19
Purchases	–	–	–	27	602
Sales	–	–	–	(31)	(75)
Settlements	–	–	–	–	(232)
Transfers into Level 3(2)	–	10	–	70	175
Transfers (out of) Level 3(2)	–	–	–	(24)	(456)

Fair Value, December 31, 2012	$1	$11	$14	$178	$1,346
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	2	–	–	19	22
Net investment income(1)	–	–	–	–	2
Other comprehensive loss	–	–	(13)	–	(36)
Purchases	–	–	–	31	1,038
Sales	–	–	–	(6)	(52)
Settlements	–	–	–	–	(241)
Transfers into Level 3(2)	–	–	–	22	91
Transfers (out of) Level 3(2)	–	(11)	–	–	(258)

Fair Value, December 31, 2013	$3	$–	$1	$244	$1,912
Total gains or (losses) (realized and unrealized):
Included in earnings
Net investment gains	1	–	–	15	17
Net investment income(1)	–	–	–	2	3
Other comprehensive (loss) income	–	–	(1)	–	22
Purchases	–	–	–	5	481
Sales	–	–	–	(7)	(73)
Settlements	–	–	–	–	(238)
Transfers into Level 3(2)	–	–	–	1	56
Transfers (out of) Level 3(2)	–	–	–	–	(512)

Fair Value, December 31, 2014	$4	$–	$–	$260	$1,668

(1)	Net investment income/loss includes amortization of discount and premium on fixed maturities.

(2)	Transfers into or out of Level 3 are reported at the value as of beginning of the period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Policyholders’ Account Balances	Total Liabilities
Fair Value, December 31, 2011	$470	$470
Total gains or (losses) (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(87)	(87)
Purchases	22	22

Fair Value, December 31, 2012	$405	$405
Total gains or (losses) (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	(362)	(362)
Purchases	26	26

Fair Value, December 31, 2013	$69	$69
Total gains (realized and unrealized):
Included in earnings
Interest credited to policyholders’ account balances	80	80
Purchases	32	32

Fair Value, December 31, 2014	$181	$181

The following tables include the unrealized gains or losses for the years ended December 31, 2014, 2013 and 2012 by category for Level 3 assets still held at December 31, 2014, 2013 and 2012, respectively (in millions):

	2014
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage-Backed Securities	Non- Agency Commercial Mortgage-Backed Securities
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$(1)	$(1)	$–
Other comprehensive gains/(losses)	–	1	(1)	1	2	5

Total change in unrealized gains (losses)	$–	$1	$(1)	$–	$1	$5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$(2)	$(1)	$(1)	$(3)
Net investment income	1	1	–	–	1
Other comprehensive gains	22	30	–	–	30

Total change in unrealized gains (losses)	$23	$29	$(1)	$(1)	$28

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2014.

	2013
	U.S. Government Corporation and Agencies	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Commercial Mortgage- Backed Securities
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$–	$–	$(1)
Other comprehensive losses	(1)	(5)	(1)	(4)	(1)	(3)

Total change in unrealized losses	$(1)	$(5)	$(1)	$(4)	$(1)	$(4)

	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale	Non- Agency Asset- Back Securities	Total Fixed Maturities- Trading	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment (losses) gains	$(1)	$(2)	$5	$5	$3
Net investment income	1	1	–	–	1
Other comprehensive losses	(9)	(24)	–	–	(24)

Total change in unrealized (losses) gains	$(9)	$(25)	$5	$5	$(20)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

There were no unrealized or realized gains or losses recorded for Level 3 liabilities held at December 31, 2013.

	2012
	U.S. Agency Mortgage- Backed and Asset- Backed Securities	Foreign Corporate	U.S. Corporate	Non- Agency Residential Mortgage- Backed Securities	Non- Agency Asset- Backed Securities	Total Fixed Maturities- Available- for-Sale
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$–	$(1)	$(1)
Net investment income	–	–	(1)	(1)	3	1
Other comprehensive gains	1	1	5	1	14	22

Total change in unrealized gains	$1	$1	$4	–	$16	$22

	Common Stock	Total Equity Securities	Amounts Recoverable From Reinsurers	Separate Account Assets	Total Assets
Earnings:
Total gains (losses) (realized/unrealized)
Included in earnings:
Net investment losses	$–	$–	$–	$(13)	$(14)
Net investment income	2	2	–	–	3
Net revenue from reinsurance	–	–	(1)	–	(1)
Other comprehensive gains	1	1	–	–	23

Total change in unrealized gains (losses)	$3	$3	$(1)	$(13)	$11

	2012
	Policyholders’ Account Balance	Total Liabilities(1)
Earnings:
Total (gains) losses (realized/unrealized)
Included in earnings:
Interest credited to policyholders’	$(71)	$(71)

Total change in unrealized gains	$(71)	$(71)

(1)

The net investment gains (losses) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on the Company’s net income. Separate account liabilities are not included above, as they are reported at contract value in the accompanying Consolidated Statements of Financial Position in accordance with the Company’s policy (refer to Note 3 — Significant Accounting Policies).

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-recurring Fair Value Measurements

Assets and liabilities measured at fair value on a non-recurring basis include mortgage loans, which are described in detail below.

The following tables represent certain assets measured at estimated fair value during the years end and still held at December 31, 2014 and 2013 (in millions):

	2014
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$4	$3	$(1)

	2013
	Carrying Value Prior to Impairment	Estimated Fair Value After Impairment	Net Investment Losses
Mortgage loans	$5	$3	$(2)

The impaired mortgage loans presented above were written down to the estimated fair value of the collateral at the date the impairments were recognized and have been categorized as Level 3.

For a description of the Company’s valuation process and controls, refer to “Determination of Fair Value” section above.

Fair Value of Other Financial Instruments

Authoritative guidance related to financial instruments requires disclosure of fair value information of financial instruments, whether or not fair value is recognized in the Consolidated Statements of Financial Position, for which it is practicable to estimate fair value.

The carrying value and estimated fair value of financial instruments not otherwise disclosed in Notes 6, 12, 15 and 17 of Notes to the Consolidated Financial Statements at December 31, 2014 and 2013 are presented below (in millions):

	2014
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$10,924	$–	$–	$11,630	$11,630
Senior secured commercial loans	153	–	–	159	159
Cash and cash equivalents	28	28	–	–	28
Other invested assets	91	–	16	91	107
Liabilities
Policyholders’ account balances — investment contracts	$36,176	$–	$64	$36,035	$36,099
Debt	1	–	1	–	1
Collateral received on securities lending and repurchase agreements	550	–	550	–	550
Collateral received on derivative transactions	114	–	114	–	114

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Carrying Value	Estimated Fair Value
		Level 1	Level 2	Level 3	Total
Assets
Mortgage loans	$9,762	$–	$–	$10,106	$10,106
Senior secured commercial loans	124	–	–	130	130
Cash and cash equivalents	119	119	–	–	119
Other invested assets	299	–	231	69	300
Liabilities
Policyholders’ account balances — investment contracts	$36,288	$–	$87	$35,955	$36,042
Debt	2	–	3	–	3
Collateral received on securities lending and repurchase agreements	500	–	500	–	500
Collateral received on derivative transactions	68	–	68	–	68

Mortgage loans

The estimated fair value of mortgage loans is determined based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which take into account property type, LTV and remaining term of each loan. The spread is a significant component of the pricing inputs.

Senior secured commercial loans

The estimated fair value for the loan portfolio is based on prevailing interest rate spreads in the market. Fair value is calculated by discounting future cash flows using prevailing interest rates on similar loans plus a spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Cash and cash equivalents

The Company believes that due to the short-term nature of cash and cash equivalents, the fair value approximates carrying value.

Other invested assets

This includes collateral posted on derivative transactions and third party loans. The fair value for derivative transactions approximates the carrying amount as they are short term in nature. The third party loans are fair valued by discounting estimated cash flows for each loan at the prevailing interest rates on similar loans plus spread adjustment. The spread is based on management’s judgment and assumptions and is significant to the valuation.

Policyholders’ account balances — investment contracts

These contracts include continued interest accounts, supplementary contracts without life contingencies and other deposit type contracts where account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and company specific assumptions for lapses, mortality and expenses. The cash flows are discounted using the yield on the Company’s medium term notes. For funding agreements backing medium term notes, fair values are based on available market prices for the notes. For annuity certain liabilities, fair values are estimated using discounted cash flow

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Level 2 liabilities primarily consist of continued interest accounts.

Debt

The fair value of the Company’s non-recourse debt and other debt approximates carrying value.

Collateral received on securities lending, repurchase agreements and derivative transactions

The carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 10 — INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

The components of Net investment income for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012
Fixed maturities	$3,138	$3,083	$3,141
Equity securities	23	13	8
Mortgage loans	486	458	422
Policy loans	59	59	59
Other investments	86	98	75

Gross investment income	3,792	3,711	3,705
Investment expenses	(109)	(99)	(94)

Net investment income	$3,683	$3,612	$3,611

For the years ended December 31, 2014, 2013 and 2012, Net investment gains or losses were as follows (in millions):

	2014	2013	2012
Fixed maturities
Total OTTI losses	$(30)	$(45)	$(63)
Portion of OTTI losses recognized in OCI	1	11	18

Net OTTI losses on fixed maturities recognized in earnings	(29)	(34)	(45)
All other gains	170	144	181

Fixed maturities, net	141	110	136
Equity securities	11	44	10
Mortgage loans	4	6	1
Derivative instruments	279	(247)	(110)
Other	3	(12)	(7)

Net investment gains (losses)	$438	$(99)	$30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net investment (losses) gains on trading securities (both fixed maturities and equity securities) amounted to $(17) million, $55 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively. Trading gains and losses are included in Net investment gains or losses in the accompanying Consolidated Statements of Operation.

Realized gains on sales of available-for-sale fixed maturities were $187 million, $164 million and $192 million for the years ended December 31, 2014, 2013 and 2012, respectively; and realized losses were $12 million, $36 million and $16 million, respectively. Realized gains on sales of available-for-sale equity securities were $65 million, $22 million and $19 million for the years ended December 31, 2014, 2013 and 2012, respectively; and realized losses were $46 million, $18 million and $12 million, respectively.

Losses from OTTI on equity securities (included in net investment gains or losses on equity securities above) were $1 million, less than $1 million and $3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The following tables present the Company’s gross unrealized losses and fair values for fixed maturities and equity securities, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013 (in millions):

	2014
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities
U.S. Treasury	$120	$–	$115	$2	$235	$2
U.S. government corporations and agencies	22	–	79	2	101	2
U.S. agency mortgage-backed and asset-backed securities	287	8	2,416	96	2,703	104
Foreign governments	10	–	1	–	11	–
U.S. corporate	3,668	105	1,840	83	5,508	188
Foreign corporate	1,184	40	947	27	2,131	67
Non-agency residential mortgage-backed securities	152	2	419	25	571	27
Non-agency commercial mortgage-backed securities	335	2	273	5	608	7
Non-agency asset-backed securities	1,114	13	687	13	1,801	26

Total fixed maturities	6,892	170	6,777	253	13,669	423

Equity securities
Common stock	3	1	–	–	3	1
Preferred stock	–	–	1	–	1	–

Total equity securities	3	1	1	–	4	1

Total	$6,895	$171	$6,778	$253	$13,673	$424

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Less than 12 Months		Greater than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturities
U.S. Treasury	$326	$11	$–	$–	$326	$11
U.S. government corporations and agencies	260	13	2	–	262	13
U.S. agency mortgage-backed and asset-backed securities	4,136	345	349	56	4,485	401
Foreign governments	28	1	5	–	33	1
U.S. corporate	8,137	459	297	42	8,434	501
Foreign corporate	3,080	156	46	4	3,126	160
Non-agency residential mortgage-backed securities	383	15	554	44	937	59
Non-agency commercial mortgage-backed securities	1,519	51	87	8	1,606	59
Non-agency asset-backed securities	1,256	21	169	17	1,425	38

Total fixed maturities	19,125	1,072	1,509	171	20,634	1,243

Equity securities
Common stock	4	*	*	*	4	*
Preferred stock	–	–	1	1	1	1

Total equity securities	4	–	1	1	5	1

Total	$19,129	$1,072	$1,510	$172	$20,639	$1,244

*	Unrealized losses are less than $1 million.

At December 31, 2014, the unrealized loss amount consisted of approximately 1,859 different fixed maturities and 9 equity securities.

At December 31, 2014, unrealized losses on investment grade fixed maturities were $296 million or 70% of the Company’s total fixed maturities’ unrealized losses. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners (‘‘NAIC’’) of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s; or a rating of AAA, AA, A or BBB from Standard & Poor’s (‘‘S&P’’); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturities with a rating below investment grade represent $127 million or 30% of the Company’s total fixed maturities’ unrealized losses at December 31, 2014.

The amount of gross unrealized losses for fixed maturities where the fair value had declined by 20% or more of amortized cost totaled $48 million. The amount of time that each of these securities has continuously been 20% or more below the amortized cost consist of $22 million for 6 months or less, $1 million for greater than 6 months through 12 months and $25 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it did not have the intent to sell the security or it was more likely than not that it would not be required to sell the security before its anticipated recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Net Unrealized Investment Gains or Losses

Net unrealized investment gains or losses on available-for-sale investments are included in the Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments for prior period net unrealized gains or losses that have been recognized as realized gains or losses during the current year and are included in Net investment gains or losses in the accompanying Consolidated Statements of Operations.

The components of Net unrealized investment gains or losses reported in AOCI at December 31, 2014, 2013 and 2012 are as follows (in millions):

	2014	2013	2012
Fixed maturites, available-for-sale-all other	$3,784	$2,042	$6,123
Fixed maturities on which an OTTI loss has been recognized	34	(11)	(31)

Total fixed maturities	3,818	2,031	6,092
Equity securities, available-for-sale	15	33	19
Derivatives designated as cash flow hedges	13	(3)	(7)
Other investments	2	1	3

Subtotal	3,848	2,062	6,107
Amounts recognized for:
DAC	(727)	(607)	(1,383)
Other assets (sales inducements)	(17)	(18)	(32)
Policyholders’ account balances and future policy benefits	70	42	(41)
Deferred taxes	(1,110)	(517)	(1,627)

Net unrealized gains on investments	$2,064	$962	$3,024

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The net unrealized gains or losses for the years ended December 31, 2014, 2013 and 2012, are presented separately for amounts related to fixed maturities on which an OTTI loss has been recognized, and all other net unrealized investment gains or losses, are as follows (in millions):

Net unrealized investment gains or losses on fixed maturities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2011	$(139)	$56	$1	$(3)	$30	$(55)
Net investment gains (losses) on investments arising during the period	113	–	–	–	(39)	74
Reclassification adjustment for (gains) losses included in net income	4	–	–	–	(1)	3
Reclassification adjustment for OTTI losses excluded from net income(1)	(9)	–	–	–	3	(6)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(38)	(1)	–	12	(27)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	2	*	2

Balance, December 31, 2012	$(31)	$18	$–	$(1)	$5	$(9)
Net investment gains (losses) on investments arising during the period	21	–	–	–	(7)	14
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	–	1
Reclassification adjustment for OTTI losses excluded from net income(1)	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(5)	–	–	1	(4)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	–	–	–

Balance, December 31, 2013	$(11)	$13	$–	$(1)	$–	$1
Net investment gains (losses) on investments arising during the period	42	–	–	–	(14)	28
Reclassification adjustment for (gains) losses included in net income	1	–	–	–	*	1
Reclassification adjustment for OTTI losses excluded from net income(1)	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(14)	*	–	5	(9)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	1	(1)	–

Balance, December 31, 2014	$34	$(1)	$–	$–	$(11)	$22

*	Amounts less than $1 million.

(1)

Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

All other net unrealized investment gains or losses in AOCI

	Net Unrealized Gains (Losses) on Investments(1)	DAC	Sales Inducements	Policyholders’ Account Balances and Future Policy Benefits	Deferred Income Tax Asset (Liability)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2011	$4,842	$(1,280)	$(29)	$(209)	$(1,163)	$2,161
Net investment gains (losses) on investments arising during the period	1,425	–	–	–	(499)	926
Reclassification adjustment for (gains) losses included in net income	(138)	–	–	–	49	(89)
Reclassification adjustment for OTTI losses excluded from net income(2)	9	–	–	–	(3)	6
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(121)	(3)	–	43	(81)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	169	(59)	110

Balance, December 31, 2012	$6,138	$(1,401)	$(32)	$(40)	$(1,632)	$3,033
Net investment gains (losses) on investments arising during the period	(3,968)	–	–	–	1,388	(2,580)
Reclassification adjustment for (gains) losses included in net income	(99)	–	–	–	35	(64)
Reclassification adjustment for OTTI losses excluded from net income(2)	2	–	–	–	(1)	1
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	781	14	–	(278)	517
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	83	(29)	54

Balance, December 31, 2013	$2,073	$(620)	$(18)	$43	$(517)	$961
Net investment gains (losses) on investments arising during the period	1,910	–	–	–	(650)	1,260
Reclassification adjustment for (gains) losses included in net income	(167)	–	–	–	40	(127)
Reclassification adjustment for OTTI losses excluded from net income(2)	(2)	–	–	–	1	(1)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and sales inducements	–	(106)	1	(1)	37	(69)
Impact of net unrealized investment (gains) losses on policyholders’ account balances and future policy benefits	–	–	–	28	(10)	18

Balance, December 31, 2014	$3,814	$(726)	$(17)	$70	$(1,099)	$2,042

(1)	Includes cash flow hedges. Refer to Note 7 — Derivative Instruments and Risk Management for information on cash flow hedges.

(2)

Represents “transfers out” related to the portion of OTTI losses and/or changes in non-credit losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table provides a rollforward of the cumulative credit loss component of OTTI losses recognized in earnings for fixed maturities still held for which a portion of the loss was recognized in AOCI (in millions):

	2014	2013
Balance at beginning of year	$177	$184
Additions:
Credit loss impairments recognized in the current period on securities previously not impaired	3	2
Additional credit loss impairments recognized in the current period on securities previously impaired	12	17
Reductions:
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or sold during the period	(17)	(26)

Balance at end of year	$175	$177

The balance of and changes in each component of AOCI were as follows (in millions):

	Foreign Currency Translation Adjustments	Net Unrealized Investment Gains (Losses)(1) (2)	Total AOCI
Balance, December 31, 2011	$–	$2,106	$2,106
Change in OCI before reclassifications	–	1,004	1,004
Less: Amounts reclassified from AOCI	–	(86)	(86)

Net OCI	–	918	918

Balance, December 31, 2012	$–	$3,024	$3,024
Change in OCI before reclassifications	1	(1,999)	(1,998)
Less: Amounts reclassified from AOCI	–	(63)	(63)

Net OCI	1	(2,062)	(2,061)

Balance, December 31, 2013	$1	$962	$963
Change in OCI before reclassifications	(1)	1,228	1,227
Less: Amounts reclassified from AOCI	–	(126)	(126)

Net OCI	(1)	1,102	1,101

Balance, December 31, 2014	$–	$2,064	$2,064

(1)	All amounts are net of tax and DAC.

(2)

Includes cash flow hedges. Refer to Note 7 — Derivative Instruments and Risk Management for information on cash flow hedges. Refer to Note 10 — Investment Income and Investment Gains and Losses (above) for additional information regarding unrealized investment gains or losses, including the split between amounts related to fixed maturities on which an other-than-temporary impairment loss has been recognized, and all other unrealized investment gains or losses.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The amounts reclassified out of AOCI(1) for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012	Affected Line Item in the Consolidated Statements of Operations
Net unrealized investment (gains) losses:
(Gains)/losses on cash flow hedges:
Interest rate swaps	$1	$1	$1	Net investment income
Currency swaps	1	–	–	Net investment gains (losses)
Currency swaps	–	–	(1)	Net investment income
(Gains)/losses on available-for-sale securities:
Impairment losses	(1)	1	4	Net investment gains (losses)
All other	(167)	(100)	(138)	Net investment gains (losses)

	(166)	(98)	(134)	Total before tax
	(40)	(35)	(48)	Income tax expense

Total reclassifications for the period	$(126)	$(63)	$(86)	Net income

(1)	Negative amounts indicate gains/benefits reclassified out of AOCI. Positive amounts indicate losses/costs reclassified out of AOCI.

NOTE 11 — RELATED PARTY TRANSACTIONS

The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York Life provides the Company with certain services and facilities including, but not limited to, the following: accounting, tax and auditing services; legal services; actuarial services; electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. The fees incurred associated with these services and facilities, amounted to $813 million, $764 million and $750 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were reflected in Operating expenses and Net investment income in the accompanying Consolidated Statements of Operations.

The Company’s interests in commercial mortgage loans (and, in one instance, a single asset real estate owned property acquired through foreclosure (“REO Property”)) are held in the form of participations in mortgages originated or acquired by New York Life (and, in the case of the REO Property, a participation in the ownership of the REO Property (“REO Ownership Interest”)). Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage origination or acquisition. Consistent with the participation arrangement, all mortgage documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The participation agreement for the REO

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Ownership Interest contains the same parri passu structure as the participation agreements for the mortgage loans as it relates to the applicable ownership interest.

The Company has entered into investment advisory and administrative services agreements with NYLIM to provide investment advisory and administrative services to the Company. On March 31, 2014, NYLIM assigned its investment advisory rights and obligations under this agreement to NYL Investors LLC, a wholly owned subsidiary of New York Life. For the years ended December 31, 2014, 2013 and 2012, the total cost for these services amounted to $100 million, $91 million and $84 million, respectively, which is included in the cost of services billed by New York Life to the Company. These costs were included in Operating expenses in the accompanying Consolidated Statements of Operations.

NYLIM has an investment advisory agreement with the Mainstay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund, and the Company have entered into agreement regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM of $35 million, $31 million and $26 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in Fee-universal life and annuity policies in the accompanying Consolidated Statements of Operations.

NYLIM provides the Company with certain services and facilities including, but not limited to, the following: management and other support. NYLIM charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between NYLIM and the Company. The Company incurred fees associated with the services and facilities in the amounts of $26 million and $62 million for the years ended December 31, 2014 and 2013, respectively. Prior to 2014, NYLIM also provided information technology and infrastructure support which are now provided by New York Life.

The Company has a variable product distribution agreement with NYLIFE Distributors LLC (“Distributors”), an indirect wholly owned subsidiary of New York Life, granting Distributors the exclusive right to distribute and to be the underwriter and/or agent of the Company’s variable product policies. For the years ended December 31, 2014, 2013 and 2012, the Company received service fees of $36 million, $30 million and $23 million, respectively, under this agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

The Company has an agreement with NYLIFE Securities LLC (“Securities”), an indirect wholly owned subsidiary of New York Life, under which registered representatives of Securities solicit sales of multi-funded annuity contracts and variable life policies. For the years ended December 31, 2014 and 2013, the Company incurred commission expense to Securities’ registered representatives of $150 million, $130 million and $110 million, respectively.

On July 8, 2008, as amended on July 1, 2009, the Company entered into a service agreement with Securities, whereby Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the years ended December 31, 2014, 2013 and 2012, the Company incurred an expense of $47 million, $41 million and $37 million, respectively.

The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a universal life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company received from New York Life $21 million, $39 million and $15 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in Other income in the accompanying Consolidated Statements of Operations.

New York Life Capital Corporation (“NYLCC”), a wholly owned subsidiary of NYLIFE LLC, has a credit agreement with the Company dated December 23, 2004, as amended, whereby NYLCC has agreed to make loans

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

to the Company in an amount up to, but not exceeding, $490 million from the issuance of commercial paper. At December 31, 2014, 2013 and 2012, the Company had no outstanding loan balance to NYLCC. During 2014, 2013 and 2012, the Company had no interest expenses recorded by the Company in relation to this agreement.

The Company has a credit agreement with New York Life, dated September 30, 1993, as amended, whereby the Company may borrow up to $490 million from New York Life. During 2014, 2013 and 2012, the credit facility was not used, no interest was paid and there was no outstanding balance due.

In addition, the Company has a credit agreement with New York Life, dated April 1, 1999, as amended, wherein New York Life may borrow up to $490 million from the Company. During 2014, 2013 and 2012, the credit facility was not used, no interest was paid and there was no outstanding balance due.

On April 30, 2010, the Company entered into a revolving loan agreement with MCF, a wholly owned subsidiary of NYL Investments (as amended from time to time, the “MCF Loan Agreement”), under which the Company may provide funding to MCF for lending and equity investment commitments entered into by MCF on or after January 1, 2010. The aggregate amount advanced by the Company to MCF under the MCF Loan Agreement, when aggregated with all other funding provided to or on behalf of MCF by the Company, may not exceed 2.75% of the Company’s statutory cash and invested assets as stated on the Company’s most recent quarterly statement. All outstanding advances made to MCF under the MCF Loan Agreement, together with unpaid interest or accrued return thereon will be due in full on July 1, 2025. At December 31, 2014 and 2013, the outstanding balance of loans to MCF under the MCF Loan Agreement was $2,041 million and $1,889 million, respectively. These loans are reported in Investments in affiliates in the accompanying Consolidated Statements of Financial Position. During 2014, 2013 and 2012, the Company received interest payments from MCF totaling $94 million, $85 million and $62 million, respectively, which were included in Net investment income in the accompanying Consolidated Statements of Operations.

The Company has purchased from MCF participations in collateralized loans to third-parties underwritten by MCF. Under the participation agreements, the Company assumes the performance risk on these loans with no recourse against MCF. In 2014 and 2013, the Company did not purchase any new loans. At December 31, 2014, the Company held loans with an outstanding balance of $17 million and has commitments to fund additional amounts on these existing loans of $5 million. At December 31, 2013, the Company held loans with an outstanding balance of $31 million and had commitments to fund additional amounts on these existing loans of $10 million. These loans were reported in Other investments in the accompanying Consolidated Statements of Financial Position.

To satisfy its obligations under structured settlement agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 3.33% to 7.81%. At December 31, 2014 and 2013, the carrying value of the Interest in annuity contracts and the Obligations under structured settlement agreements in the accompanying Consolidated Statements of Financial Position amounted to $6,260 million and $6,114 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations was 5.84% for 2014. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2014 and 2013, the policyholder reserves related to these contracts amounted to $162 million and $163 million, respectively, and were included in Future policy benefits in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company has issued various Corporate Owned Life Insurance (“COLI”) policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. At December 31, 2014 and 2013, the policyholder reserves balances for these policies amounted to $3,511 million and $3,325 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statements of Financial Position.

The Company has also issued various COLI policies to Voluntary Employees’ Beneficiary Association (“VEBA”) trusts, which were trusts formed for the benefit of New York Life’s retired employees and agents. At December 31, 2014 and 2013, the policyholder reserve balances for these policies amounted to $356 million and $339 million, respectively, and were included in Policyholders’ account balances and Separate account liabilities in the accompanying Consolidated Statements of Financial Position.

In connection with the acquisition of an office building by REEP-OFC Westory DC LLC, an indirect wholly owned subsidiary of New York Life, the Company provided a first mortgage loan in the principal amount of $83 million to REEP-OFC Westory LLC. In 2012, closing costs in connection with this purchase amounted to $3 million and was included in Net investment income in the accompanying Consolidated Statements of Operations. The mortgage loan is interest-only throughout the term and all outstanding principal shall be due and payable on August 10, 2022. Interest earned for the years ended December 31, 2014, 2013 and 2012 amounted to $3 million, $3 million and $1 million, respectively.

In connection with a $150 million acquisition of a leased fee interest containing an office building and related improvements and encumbered by a ground lease by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy-in-Common Agreement dated as of June 11, 2012, which sets forth the terms that will govern, in part, each entity’s interest in the property. Interest earned for the years ended December 31, 2014, 2013 and 2012 amounted to $3 million, $3 million and $2 million, respectively.

Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life. Refer to Note 14 — Reinsurance for more details.

The Company has an over-retention agreement with New York Life. Refer to Note 14 — Reinsurance for more details.

Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), which is accounted for as a long-duration coinsurance transaction. Taiwan Corporation was sold on December 31, 2013. Refer to Note 14 — Reinsurance for more details.

At December 31, 2014 and 2013, the Company recorded amounts payable to parent and affiliates of $242 million and $229 million, respectively, and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. At December 31, 2014 and 2013, the Company recorded amounts due from parent and affiliates of $59 million and $46 million, respectively, and is included in Other assets in the accompanying Consolidated Statements of Financial Position. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 12 — POLICYHOLDERS’ LIABILITIES

Policyholders’ Account Balances

Policyholders’ account balances at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Deferred annuities	$39,002	$38,846
Universal life contracts	26,184	25,047
Other	1,690	1,498

Total policyholders’ account balances	$66,876	$65,391

Policyholders’ account balances on the above contracts are equal to cumulative deposits and interest credited, less withdrawals and mortality and expense charges, where applicable.

The following table highlights the interest rate assumptions generally utilized in calculating Policyholders’ account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2014:

Product	Interest Rate	Withdrawal/Surrender Charges
Deferred annuities	0.20% to 8.00%	Surrender charges 0% to 10% for up to 10 years
Universal life contracts	1.80% to 8.00%	Various up to 19 years
Annuities certain	0.05% to 5.00%	No surrender or withdrawal charges
Supplementary contracts without life contingencies	1.00% to 3.50%	No surrender or withdrawal charges

1% of policyholders’ account balances have interest crediting rates of 6% and greater.

Future Policy Benefits

Future policy benefits at December 31, 2014 and 2013 were as follows (in millions):

	2014	2013
Life insurance:
Taiwan business — 100% coinsured	$1,205	$1,049
Other life	235	174

Total life insurance	1,440	1,223
Individual and group payout annuities	15,171	12,797
Other contract liabilities	77	49

Total future policy benefits	$16,688	$14,069

The 2014 increase in life insurance future policy benefits includes a $25 million out of period adjustment related to out dated assumptions on certain claims-type reserves. The Company concluded it was appropriate to record the adjustment through the 2014 increase in liabilities for Future policy benefits and that the adjustment is not material to the financial statements for all years presented.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2014:

Product	Mortality	Interest Rate	Estimation Method
Individual and group payout annuities	Based upon best estimates at time of policy issuance with PAD	0.05% to 8.75%	Present value of expected future payments at a rate expected at issue with PAD

Less than 1% of future policy benefits are based on an interest rate of 6% and greater.

Guaranteed Minimum Benefits

At December 31, 2014 and 2013, the Company had fixed and variable annuities with guarantees. The Company’s variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For contracts with the EBB optional feature, the net amount at risk is defined as the additional benefit amount that equals to a percentage of earnings in the contract, subject to certain maximums. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance at the balance sheet date. For guarantees of income, the net amount at risk is defined as the minimum account balance in excess of the current account balance needed to fund the GFIB or guaranteed lifetime income withdrawal benefits (“GLWB”).

Annuity Contracts — GMDB, EBB, GMAB, GFIB and GLWB

The Company issues certain variable annuity contracts with a GMDB feature that guarantees either:

a) Return of deposits:    the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet:    the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

Contracts with an optional EBB feature provides an additional death benefit amount equal to a percentage of earnings in the contract at time of death, subject to certain maximums.

The Company issues certain variable annuity contracts with a GMAB feature that guarantees a minimum contract value equal to 100% or 150%, depending on the election of the amount of eligible premiums (adjusted for withdrawals) at the end of the guaranteed period. The minimum contract value can be reset after issue, and in such case, is set equal to the account value at the time of reset. The older contracts must be surrendered in order to receive the guaranteed amount.

The Company issues variable annuity contracts with a GFIB feature. This feature provides a minimum fixed annuity payment guarantee that will start on a date chosen by the policyholder.

In 2014, the Company began offering fixed annuity contracts with a GLWB feature. The benefit must be elected at the time of contract issuance, and provides for a percentage of the contract holder’s benefit base, subject to certain restrictions, to be available for withdrawal for life as early as age 59 1/2. This benefit base grows for up to 10 years or until lifetime income payments commence, whichever comes first.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following tables provide the account value, net amount at risk and average attained age of contract holders at December 31, 2014 and 2013 for GMDBs, GMABs, EBBs and GFIBs ($ in millions):

	2014
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$15,202	$6,619	$62	$11,182	$221
Net amount at risk	$34	$50	$7	$180	$1
Average attained age of contract holders	58	58	66	63	58

	2013
	Return of Net Deposits			Ratchet	Income
	In the Event of Death (GMDB)	Accumulation at Specified Date (GMAB)	Additional Death Benefits (EBB)	In the Event of Death (GMDB)	Accumulation at Specified Date (GFIB)
Account value	$12,698	$5,766	$76	$11,570	$149
Net amount at risk	$26	$19	$7	$160	$–
Average attained age of contract holders	58	58	65	63	58

The following summarizes the general account liabilities for guarantees on variable contracts, included in Future policy benefits for GMDB, EBB and GFIB, and Policyholders’ account balances for GMAB, in the accompanying Consolidated Statements of Financial Position (in millions):

	GMDB	GMAB	EBB	GFIB		Total
Balance at December 31, 2012	$32	$405	$1	$	*	$438
Incurred guarantee benefits	14	(336)	–		–	(322)
Paid guarantee benefits	(4)	–	–		–	(4)

Balance at December 31, 2013	42	69	1		*	112
Incurred guarantee benefits	27	112	–		–	139
Paid guarantee benefits	(3)	–	–		3	–

Balance at December 31, 2014	$66	$181	$1		3	$251

*	Amounts less than $1 million

For GMABs, incurred guaranteed minimum benefits incorporate all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be embedded derivatives and changes in fair value are recorded in Interest credited to Policyholders’ account balances in the accompanying Consolidated Statements of Operations (refer to Note 9 — Fair Value Measurements).

The GMDB and EBB liabilities are determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates assumptions and adjusts the liability, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following assumptions and methodology were used to determine the GMDB liability at December 31, 2014 and 2013, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumptions ranged from 0.66% to 11.29% for 2014 and 4.48% to 7.33% for 2013.

•	Volatility assumption ranged from 1.21% to 31.23% for 2014 and from 13.11% to 14.21% for 2013.

•	Mortality was assumed to be 100.5% of an internally developed mortality table for both 2014 and 2013.

•	Lapse rates vary by contract type and duration and ranged from 1.00% to 32.00%, with an average of 5.25% for 2014 and from 0.5% to 31.73%, with an average of 5.31% for 2013.

•	Discount rates ranged from 4.29% to 7.61% for 2014 and 2013.

The GFIB liability is determined each period by estimating the expected guaranteed minimum income benefit amounts, less the benefit amounts funded by income benefit purchases, and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the liability balance, with a related charge or credit recorded to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GFIB liability at December 31, 2014 and 2013, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mean investment performance assumption ranged from 0.66% to 11.29% for 2014, and 0.11% to 9.99% for 2013.

•	Volatility assumption ranged from 1.21% to 31.23% for 2014, and from 0.04% to 31.28% for 2013.

•	Mortality assumption used to project future claims is the Company’s GLI 12(15) Mortality Table in 2014.

•	Lapse rates vary by contract type and duration and range from 1.50% to 21.00%, with an average of 1.60% for 2014, and from 1.00% to 20.00%, with an average of 1.00% for 2013.

•	Discount rates ranged from 4.29% to 6.64% for 2014 and 2013.

The GLWB liability is determined each period end by estimating the expected payments after the account balance is depleted and recognizing the excess ratably over the accumulation period based on total expected assessments in accordance with applicable guidance. The Company regularly evaluates estimates and adjusts the additional liability balance, with a related charge or credit to Increase in liabilities for future policy benefits in the accompanying Consolidated Statements of Operations, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GLWB liability at December 31, 2014:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Mortality was assumed to be 100% of the Company’s GLI 12(15) Mortality Table.

•	Lapse rates vary by contract type and duration, and range from 1.00% to 10.00%, with an average of 1.00%.

•	Discount rates ranged from 2.36% to 4.31%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The following table presents the aggregate fair value of assets at December 31, 2014 and 2013, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB, GMAB, GFIB, EBB and GLWB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer GMAB, GFIB and EBB guarantees in each contract, the GMDB, GMAB, GFIB and EBB amounts listed are not mutually exclusive (in millions):

	2014
	GMDB	GMAB	GFIB	EBB	GLWB	Total
Separate account:
Equity	$13,098	$3,582	$133	$33	$–	$16,846
Fixed income	5,238	1,467	67	13	–	6,785
Balanced	4,294	1,241	13	9	–	5,557

Total separate account	22,630	6,290	213	55	–	29,188
General account	3,754	329	8	7	14	4,112

Total	$26,384	$6,619	$221	$62	$14	$33,300

	2013
	GMDB	GMAB	GFIB	EBB	Total
Separate account:
Equity	$11,728	$3,072	$87	$30	$14,917
Fixed income	4,884	1,242	40	12	6,178
Balanced	3,936	1,168	8	8	5,120

Total separate account	20,548	5,482	135	50	26,215
General account	3,720	284	14	6	4,024

Total	$24,268	$5,766	$149	$56	$30,239

Additional Liability for Individual Life Products

Certain individual life products require additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company’s individual life contracts, this requirement primarily affects universal life policies with secondary guarantees. For these policies, we define excess insurance benefits as death benefits paid in excess of account balance released on death when the policy is either being held in force by the presence of a no lapse guarantee or when an amount in excess of the account balance results from a GMDB.

Generally, the Company has separately defined an excess insurance benefit to exist when expected mortality exceeds all assessments. This insurance benefit is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments. The liability for excess insurance benefit features reflected in the general account and included in Future policy benefits in the accompanying Consolidated Statements of Financial Position was $132 million, $98 million and $80 million at December 31, 2014, 2013 and 2012, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 13 — DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

Deferred Policy Acquisition Costs

The following is an analysis of DAC for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Balance at beginning of year	$2,847	$2,027	$2,313
Current year additions	468	426	351
Amortization — current year	(533)	(394)	(523)
Amortization — impact of assumption and experience unlocking(1)	90	13	45
Amortization — impact of extending the useful life(2)	289	–	–

Balance at end of year before related adjustments	3,161	2,072	2,186
Adjustment for changes in unrealized net investment gains	(120)	775	(159)

Balance at end of year	$3,041	$2,847	$2,027

(1)

In the table above, the positive impact of assumption and experience unlocking on amortization includes $3 million, $(36) million and $7 million of out of period adjustments that (increased) reduced amortization for the years ended December 31, 2014, 2013 and 2012, respectively. The 2013 adjustment for changes in unrealized net investment gains or losses is net of an out of period adjustment of $(145) million related to a prior period adjustment to DAC through AOCI. The Company has evaluated these out of period adjustments and concluded that individually and collectively they are not material to the financial statements for all years presented.

(2)

The Company reviewed the reasonableness of the assumptions used to determine the amortization period for certain universal life and variable deferred annuity contracts and determined, based on better than expected persistency of these products, that the useful life should be extended, resulting in a positive impact to DAC amortization in 2014.

Sales Inducements

The following is an analysis of deferred sales inducements included in Other assets in the accompanying Consolidated Statements of Financial Position for the years ended December 31, 2014, 2013 and 2012 (in millions):

	2014	2013	2012
Balance at beginning of year	$549	$530	$457
Current year additions	117	106	159
Amortization — current year	(44)	(137)	(92)
Amortization — Impact of assumption and experience unlocking	12	36	10

Balance at end of year before related adjustments	634	535	534
Adjustment for changes in unrealized net investment gains	–	14	(4)

Balance at end of year	$634	$549	$530

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 14 — REINSURANCE

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. The Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for certain products. For the policies reinsured, the Company typically retains between 10% and 60% of each risk, with a minimum size policy ceded of $1 million for joint life and no minimum size for single life. Most of the reinsured business is on an automatic basis. Cases in excess of the Company’s retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

On July 1, 2002, the Company transferred all of the liabilities and assets of its Taiwan Branch to Taiwan Corporation, an indirect subsidiary of New York Life, that was sold to Yuanta Financials Holding Co., Ltd. (“Yuanta”) on December 31, 2013. Taiwan Corporation is liable for all policyholder obligations on its balance sheet, including policies issued prior to July 2002, when Taiwan Corporation was a branch of the Company. As part of the sale agreement, Yuanta has guaranteed Taiwan Corporation’s obligation with respect to these policyholder obligations. The Company accounts for the policies issued prior to July 2002 as 100% coinsured, and records policyholder liabilities associated with those policies, as well as a reinsurance recoverable asset from Taiwan Corporation/Yuanta.

The effect of this reinsurance agreement with Taiwan Corporation/ Yuanta for the years ended December 31, 2014, 2013 and 2012 was as follows (in millions):

	2014(1)	2013	2012
Amounts recoverable from reinsurer(2)	$1,205	$1,049	$1,027
Premiums ceded	$74	$65	$66
Benefits ceded	$46	$50	$28

(1)

Beginning in 2014, the results for this transaction are recorded on a quarter lag. The amounts recoverable from reinsurer and policyholder liabilities represent balances as of September 30, 2014. Premiums ceded and benefits ceded represent balances for the nine months ended September 30, 2014 plus an estimate for the three months ended December 31, 2014.

(2)	The Company recorded policyholder liabilities of $1,205 million, $1,049 million, and $1,027 million at December 31, 2014, 2013, and 2012, respectively,

In December 2004, the Company reinsured 90% of a block of in-force life insurance business, consisting of universal life, variable universal life (“VUL”), Target Life and Asset Preserver, with New York Life. The agreement uses a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (“MODCO”) for the VUL policies in the Separate Accounts. Under both the MODCO and funds withheld treaties, the Company retains the assets held in relation to the policyholders’ account balances and separate account liabilities. An experience refund is paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under authoritative guidance related to derivatives and hedging, the funds withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. Refer to note 7 — Derivative Instruments and Risk Management for additional details.

In connection with the reinsurance agreement with New York Life, described above, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2014, 2013 and 2012, $1 million of the deferred gain was amortized and is included in the Net revenue from reinsurance in the accompanying Consolidated Statements of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The effect of this reinsurance agreement with New York Life for the years ended December 31, 2014, 2013 and 2012 was as follows (in millions):

	2014	2013	2012
Fees-universal life policies ceded	$241	$246	$252
Net revenue from reinsurance	$85	$70	$85
Policyholders’ benefits ceded	$151	$160	$161
Amounts recoverable from reinsurer	$4,364	$6,833	$6,634
Amounts payable to reinsurer	$4,366	$6,833	$6,622
Other liabilities (deferred gain, net of amortization)	$13	$14	$15

In 2014, the Company determined it had overstated the Amounts recoverable from reinsurer — affiliated and the Amounts payable to reinsurer — affiliated by $2,305 million in the accompanying Consolidated Statement of Financial Position at December 31, 2013. The overstatement did not have an impact on the Company’s equity or net income and did not affect the Company’s Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Statements of Stockholder’s Equity or Consolidated Statements of Cash Flows and did not materially impact total assets or total liabilities. The Amounts recoverable from reinsurer — affiliated and the Amounts payable to reinsurer — affiliated were corrected in 2014.

The Company obtains coverage of mortality risk in excess of its retention limits from New York Life on a yearly renewable term basis. The premiums for this coverage were $19 million, $18 million and $14 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance which the Company cannot collect. Four reinsurance companies account for approximately 81% and 83% of the reinsurance ceded to non-affiliates at December 31, 2014 and 2013, respectively.

The effects of all reinsurance for the years ended December 31, 2014, 2013 and 2012 were as follows (in millions):

	2014	2013	2012
Premiums:
Direct	$3,198	$3,449	$2,882
Assumed	3	3	3
Ceded	(78)	(68)	(69)

Net premiums	$3,123	$3,384	$2,816

Fees-universal life and annuity policies ceded	$601	$586	$583
Net revenue from reinsurance	$86	$71	$85
Policyholders’ benefits ceded	$520	$571	$515
Increase in ceded liabilities for future policy benefits	$12	$26	$13
Other liabilities (deferred gain, net of amortization)	$13	$14	$15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

NOTE 15 — COMMITMENTS AND CONTINGENCIES

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the consolidated financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations, which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in guaranty fund assessments against the Company of approximately $4 million and $9 million, which have been accrued in Other liabilities in the accompanying Consolidated Statements of Financial Position at December 31, 2014 and 2013, respectively. The Company expects to recover $23 million and $24 million at December 31, 2014 and 2013, respectively, of premium offsets reflected in Other assets on the accompanying Consolidated Statements of Financial Position.

Guarantees

The Company, in the ordinary course of its business, has numerous agreements with respect to its related parties and other third-parties. In connection with such agreements there may be related commitments or contingent liabilities, which may take the form of guarantees. The Company believes the ultimate liability that could result from any such guarantees would not have a material adverse effect on the Company’s financial position.

Loaned Securities and Repurchase Agreements

At December 31, 2014 and 2013, $537 million and $489 million, respectively, of the Company’s fixed maturities were on loan to others. Such assets reflect the extent of the Company’s involvement in securities lending, not the Company’s risk of loss. At December 31, 2014 and 2013, the Company recorded cash collateral received under these agreements of $550 million and $500 million, respectively, and established a corresponding liability for the same amount, which is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The Company did not hold collateral in the form of securities at December 31, 2014 and 2013.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company had agreements to purchase and resell securities totaling $133 million and $101 million at an average coupon rate of 0.06% and 0.01% at December 31, 2014 and 2013, respectively, which are included in Securities purchased under agreements to resell in the accompanying Consolidated Statements of Financial Position.

At December 31, 2014 and 2013, the Company had no agreements outstanding to sell and repurchase securities.

The following tables represent recognized repurchase agreements and securities lending transactions that are subject to an enforceable master netting agreement or similar agreement for the years ended December 31, 2014 and 2013 (in millions):

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral	Net Amount
Offsetting of financial assets:
Securities purchased under agreement to resell	$133	$–	$133	$(133)	$–

Total assets	$133	$–	$133	$(133)	$–

	2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial assets:
Securities purchased under agreement to resell	$101	$–	$101	$(101	)(1)	$–

Total assets	$101	$–	$101	$(101)		$–

(1)

The actual collateral that is held by the custodian is $103 million, which was capped at the amount recorded in the Consolidated Statements of Financial Position in accordance with the authoritative guidance.

	2014
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities:
Securities entered into a security lending agreement	$550	$–	$550	$(550	)(1)	$–

Total liabilities	$550	$–	$550	$(550)		$–

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

	2013
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statements of Financial Position	Net Amounts Presented in the Statements of Financial Position	Securities Collateral		Net Amount
Offsetting of financial liabilities:
Securities entered into a security lending agreement	$500	$–	$500	$(500	)(2)	$–

Total liabilities	$500	$–	$500	$(500)		$–

(1)	The amount represents the cash collateral received. The securities lent, which remain on the Consolidated Statements of Financial Position, have a fair value of $537 million.

(2)	The amount represents the cash collateral received. The securities lent, which remain on the Consolidated Statements of Financial Position, have a fair value of $489 million.

Liens

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

NOTE 16 — INCOME TAXES

A summary of the components of the total Income tax expense for the years ended December 31, 2014, 2013 and 2012, included in the accompanying Consolidated Statements of Operations, are as follows (in millions):

	2014	2013	2012
Current:
Federal	$212	$132	$174
State and local	5	11	5
Foreign	1	1	–

	218	144	179
Deferred:
Federal	127	49	61

Income tax expense	$345	$193	$240

Pursuant to the tax allocation agreement discussed in Note 3 — Significant Accounting Policies, the Company recorded a net income tax receivable from New York Life of $52 million and $73 million at December 31, 2014 and 2013, respectively, which is included in Other assets in the accompanying Consolidated Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

The Company’s actual income tax expense for the years ended December 31, 2014, 2013 and 2012 differs from the expected amount computed by applying the U.S. statutory federal income tax rate of 35% for the following reasons ($ in millions):

	2014		2013		2012
Statutory federal income tax expense	$465	35.0%	$301	35.0%	$298	35.0%
Tax exempt income	(63)	(4.2)	(36)	(4.3)	(18)	(2.1)
Audit liability	(3)	(0.8)	3	0.4	1	0.1
Investment credits	(55)	(4.1)	(50)	(5.8)	(44)	(5.2)
Tax settlements	–	0.0	(30)	(3.5)	–	0.0
Other	1	0.1	5	0.7	3	0.4

Actual income tax expense	$345	26.0%	$193	22.5%	$240	28.2%

The Company recognized a tax benefit in 2013 of $30 million related to the settlement with the Appeals Office of the Internal Revenue Service (“IRS”) of issues for the 2002-2004 tax years.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company’s management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been recorded.

The components of the net deferred tax liability reported in Other liabilities in the accompanying Consolidated Statements of Financial Position at December 31, 2014 and 2013 are as follows (in millions):

	2014	2013
Deferred tax assets:
Future policy benefits	$822	$770
Employee and agents benefits	56	69
Other	–	19

Gross deferred tax assets	878	858

Deferred tax liabilities:
DAC	690	683
Investments	1,350	656
Other	225	187

Gross deferred tax liabilities	2,265	1,526

Net deferred tax liability	$1,387	$668

The Company does not have net operating or capital loss carryforwards.

The Company’s federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2007. In 2012, the IRS began its examination of tax years 2008 through 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these audits. The Company believes that its recorded income tax liabilities for uncertain tax positions are adequate for all open years.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2014, 2013 and 2012 are as follows (in millions):

	2014	2013	2012
Beginning of period balance	$71	$71	$71
Additions for tax positions of prior year	23	3	–
Additions for tax positions of current year	5	–	–
Settlements with tax authorities	–	(3)	–

End of period balance	$99	$71	$71

The Company had unrecognized tax benefits that, if recognized, would impact the effective tax rate by $32 million, $5 million and $2 million at December 31, 2014, 2013 and 2012, respectively. Total interest expense associated with the liability for unrecognized tax benefits was less than $1 million for December 31, 2014 and $2 million for the years ended December 31, 2013 and 2012, and is included in Income tax expense in the accompanying Consolidated Statements of Operations. The Company accrued interest associated with the liability for unrecognized tax benefits of $13 million, $13 million and $9 million at December 31, 2014, 2013 and 2012, respectively, and is included in Other liabilities in the accompanying Consolidated Statements of Financial Position. The less than $1 million increase from December 31, 2013 in accrued interest associated with the liability for unrecognized tax benefits is the result of an increase of less than $1 million of interest expense. The $4 million increase from December 31, 2012 is the result of an increase of $3 million of interest expense and a $1 million increase resulting from settlements with tax authorities. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 17 — DEBT

Recourse Debt

The Company issued a promissory note on November 1, 2006, in the amount of $8 million at a fixed interest rate of 5.5% per annum in connection with the purchase of a membership interest in Aeolus Wind Power II LLC. The note calls for the Company to make quarterly payments of principal and interest, with the first installment paid on January 31, 2007 and the final installment due on July 31, 2016. The note may not be prepaid in whole or in part, and there are no collateral requirements. The carrying amount of the note was $1 million and $2 million at December 31, 2014 and 2013, respectively.

Non-Recourse Debt

At December 31, 2014 and 2013, the Company was required to consolidate one structured investment, in which the Company is considered the primary beneficiary, with an outstanding debt balance of $1 million and $1 million, respectively. Refer to Note 6 – Investments for a discussion on VIEs.

NOTE 18 — SUPPLEMENTAL CASH FLOW INFORMATION

Income taxes paid were $198 million, $276 million and $233 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Total interest paid was $9 million, $12 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(a wholly owned subsidiary of New York Life Insurance Company)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

Non-cash transactions

The Company’s non-cash investing transactions were less than $1 million for the years ended December 31, 2014 and 2013.

The Company’s non-cash investing transactions were $3 million, related to non-cash acquisitions of foreclosed property and non-redeemable preferred stock, at December 31, 2012.

NOTE 19 — STATUTORY FINANCIAL INFORMATION

The NAIC Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has one permitted practice related to certain separate account assets that are valued at book value instead of market value.

A reconciliation of the Company’s statutory capital and surplus at December 31, 2014 and 2013 between practices prescribed or permitted by the Department and NAIC SAP is shown below (in millions):

	2014	2013
Statutory capital and surplus, Delaware basis	$7,669	$6,748
State prescribed or permitted practices:
Presenting guaranteed and variable universal life separate accounts at book value	290	108

Statutory capital and surplus, NAIC SAP	$7,959	$6,856

The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company’s surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life, at December 31, 2014 or 2013. As of December 31, 2014, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $3,716 million. The maximum amount of dividends that may be paid in 2014 without prior approval is $728 million.

NOTE 20 — SUBSEQUENT EVENTS

On February 18, 2015, the Company became a member of the Federal Home Loan Bank (“FHLB”) of Pittsburgh with a purchase of $25 million membership stock. The Company has not posted any collateral or made any borrowings as of the date the financial statements were available to be issued. The Company’s ability to borrow is only limited by the eligible collateral posted to the FHLB of Pittsburgh.

Other than the matter noted above, as of March 12, 2015, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying consolidated financial statements that would have a material effect on the financial condition of the Company.

Independent Auditor’s Report

To the Board of Directors of

New York Life Insurance and Annuity Corporation:

We have audited the accompanying consolidated financial statements of New York Life Insurance and Annuity Corporation and its subsidiaries (the “Company”), which comprise the consolidated statement of financial position as of December 31, 2014 and 2013, and the related consolidated statement of operations, of comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2014.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.

Emphasis of Matter

As disclosed in Note 11 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

New York, New York

March 12, 2015

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(NYLIAC) NI070

PART C. OTHER INFORMATION

ITEM 26.	EXHIBITS
(a)	Board of Directors Resolution

Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation (NYLIAC) establishing the Separate Account - Previously filed as Exhibit (1) to Registrant’s initial Registration Statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-07617), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant’s Post-Effective Amendment No. 4 on Form S-6, filed 5/1/00 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.

(c)(1)	Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617) filed 1/2/97 and incorporated herein by reference.

(c)(2)	Form of Sales Agreement, by and between NYLIFE Distributors Inc., as Underwriter, NYLIAC as Issuer, and Dealers - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(c)(3)	Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annunity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(3) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(c)(4)	Amendment to Distribution and Underwriting Agreement, dated March 6, 2015, between NYLIAC and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(4) to Post-Effective Amendment No. 25 on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/14/2015 and incorporated herein by reference.

(d)	Contracts.

(d)(1)	Form of Policy for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-20) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(1) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(2)	Form of Supplementary Term Rider for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-360) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(2) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(3)	Form of Overloan Protection Rider for Corporate Executive Accumulator Variable Universal Life Insurance Policy (No. 309-994) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(3) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(d)(4)	Spouse’s Paid-Up Insurance Purchase Option (SPPO) Rider (No. 305-375) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 11/16/09 and incorporated herein.

(e)	Applications.

(e)(1)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policy (No. 304-650) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(1) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(e)(2)	Form of Application for a policy for Corporate Executive Series Variable Universal Life Policy (No. 209-500) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(2) to the initial registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 8/13/09 and incorporated herein by reference.

(e)(3)	Form of Application for a policy for CorpExec Accumulator Variable Universal Life Policy (No. 313-600) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (e)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336) filed 4/16/2014 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(f)(1)	Restated Certificate of Incorporation of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to Registrant’s initial registration statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(1)(a)	Amendment and Restated Certificate of Incorporation of NYLIAC - Previously filed as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)	By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Registrant’s initial registration statement on Form S-6 (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)	Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157) filed 4/3/98, and incorporated herein by reference.

(f)(2)(b)	Amended and Restated By-Laws of NYLIAC - Previously filed as Exhibit 6(b)(3) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts.

(g)(1)	Automatic Reinsurance Agreement between NYLIAC and Certain Reinsurers Relating to Certain NYLIAC Variable Universal Life Policies - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (g)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/03 and incorporated herein by reference.

(h)	Participation Agreements.

(h)(1)	Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(2)	Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(3)	Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(4)	Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(5)	Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) filed 1/2/97, and incorporated herein by reference.

(h)(6)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and NYLIAC as amended, dated November 23, 2009 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to the Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/13/10, and incorporated herein by reference.

(h)(7)	Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342) filed 4/16/98, and incorporated herein by reference.

(h)(8)	Participation Agreement, Amended and Restated, dated May 1, 2009, among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, New York Life Insurance and Annuity Corporation and MFS Fund Distributors, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(30) to Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-1 (File No. 333-161336), filed 11/16/09 and incorporated herein by reference.

(h)(9)	Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(10)	Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(11)	Form of Participation Agreement among American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, Inc., American Century Services Corporation, and NYLIAC - Previously filed in accordance with Regulation S-T, 19 CFR 232.102(e) as Exhibit (9)(b)(12) to Post-Effective Amendment No. 3 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(12)	Form of Participation Agreement by and among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(13) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(h)(13)	Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett & Co., Lord Abbett Distributor LLC, and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(11) to Registrant’s Post-Effective Amendment No. 3 to the registration statement on Form-N-6 (File No. 333-48300), filed 4/10/02 and incorporated herein by reference.

(h)(14)	Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 4/9/03 and incorporated herein by reference.

(h)(15)	Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(h)(16)	Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(17)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(18) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(18)	Form of Participation Agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/25/04 and incorporated herein by reference.

(h)(19)	Participation Agreement dated 6/15/05 among Davis Variable Account Fund, Inc., Davis Distributors, LLC, Davis Select Advisers, L.P., and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(20)	Participation Agreement among Baron Capital Funds Trust, Baron Capital, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(21) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference.

(h)(21)	Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(22) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(22)	Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(h)(23)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Insurance Series and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(24)	Form of Participation Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(25)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(26)	Form of Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(27)	Form of Participation Agreement, dated June 5, 2007, among New York Life Insurance and Annuity Corporation, Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment Advisors Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(28) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(28)	Participation Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, OppenheimerFunds, Inc. and Oppenheimer Variable Account Funds - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(29) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(29)	Fund Participation Agreement, dated March 15, 2012, among New York Life Insurance and Annuity Corporation, ING Investments Distributor, LLC, ING Investments, LLC and ING Variable Portfolios, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(30) to Post-Effective Amendment No. 28 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/12 and incorporated herein by reference.

(h)(30)	Fund Participation Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(29) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(h)(31)	Participation Agreement, dated March 21, 2012, among New York Life Insurance and Annuity Corporation, DFA Dimensions Group Inc., Dimensional Fund Advisors LP, and DFA Securities LLC - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(31) to Post-Effective Amendment No. 30 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 11/8/13 and incorporated herein by reference.

(i)	Administrative Contracts.

(i)(1)	Service Agreement between Fred Alger Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(1) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(2)	Administrative Services Agreement between Dreyfus Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(2) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(3)	Administrative Services Agreement between Janus Capital Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(4)	Services Agreement between New York Life Investment Management LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(5)	Administrative Services Agreement between T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(6)	Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(6) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(7)	Service Agreement between American Century Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(8)	Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(9)	Service Agreement between Lord Abbett Series Fund, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(10)	Service Agreement between Deutsche Asset Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(10) to Post-Effective Amendment No. 5 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 2/20/03 and incorporated herein by reference.

(i)(11)	Addendum to the Participation Agreement among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(12)	Distribution and Servicing Agreement between Lazard Retirement Series, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(12) to Post-Effective Amendment No. 11 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/05 and incorporated herein by reference.

(i)(13)	Services Agreement between PIMCO Variable Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(14)	Services Agreement between Pacific Investment Management Company LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(14) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(15)	Administrative Services Letter of Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(i)(16)	Administrative Services and Distribution Services Agreement by and between Baron Capital Funds Trust and NYLIAC, dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(16) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(17)	Service Agreement by and between Davis Distributors, LLC, and NYLIAC, dated August 1, 2005 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(17) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(18)	Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(i)(19)	Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(20)	Administrative and Shareholder Services Letter of Agreement, dated January 15, 1998, between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T,17 CFR 232.102(e) as Exhibit (i)(9) to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(i)(21)	Form of Business Agreement, dated August 14, 2006, among New York Life Insurance and Annuity Corporation, American Funds Distributors, Inc., and Capital Research and Management Company - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post Effective Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(i)(22)	Form of Administrative Services Agreement, dated as of August 15, 2006, between Delaware Distributors L.P. and New York Life Insurance and Annuity Corporation, - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(23)	Form of Master Administrative Services Agreement, dated May 1, 2007, among New York Life Insurance and Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(i)(24)	Form of Administrative Services and Revenue Sharing Agreement, dated May 1, 2007, between New York Life Insurance and Annuity Corporation and OppenheimerFunds, Inc. - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(24) to Post Effective Amendment No. 18 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 6/5/07 and incorporated herein by reference.

(i)(25)	Administrative Services Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/13/07 and incorporated herein by reference.

(i)(26)	Amended and Restated Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated February 17, 2012 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(27)	Amended and Restated 12b-1 Plan Services Agreement for the Service Class Shares of the MainStay VP Funds Trust between NYLIFE Distributors LLC and NYLIAC, dated April 29, 2011 - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(d)(d) to Post-Effective Amendment No. 26 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account – I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(28)	Distribution Services Agreement, dated October 28, 2011, between Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc. and New York Life Insurance and Annuity Corporation - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (i)(26) to Post-Effective Amendment No. 27 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account – I (File No. 333-48300), filed 12/6/11 and incorporated herein by reference.

(j)	Other Material Contracts.

(j)(1)	Powers of Attorney for Christopher T. Ashe, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(1) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(2)	Powers of Attorney for David G. Bedard, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(2) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(3)	Powers of Attorney for Christopher O. Blunt, Director, Executive Vice President and President Investments Group of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(3) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(4)	Powers of Attorney for David Cruz, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(4) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(5)	Powers of Attorney for John T. Fleurant, Director, Executive Vice President and Chief Financial Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(5) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(6)	Powers of Attorney for Robert M. Gardner, Director, Vice President and Controller of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(6) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(7)	Powers of Attorney for Frank M. Harte, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(7) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(8)	Powers of Attorney for Thomas A. Hendry, Director, Senior Vice President and Treasurer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(8) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(9)	Powers of Attorney for John Y. Kim, Director and President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(9) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(10)	Powers of Attorney for Theodore A. Mathas, Director, Chairman and Chief Executive Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(11)	Powers of Attorney for Amy Miller, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(11) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(12)	Powers of Attorney for Mark W. Pfaff, Director, Executive Vice President and Head of Agency of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(12) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(13)	Powers of Attorney for Arthur H. Seter, Director, Senior Vice President and Chief Investment Officer of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(13) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(14)	Powers of Attorney for Joel M. Steinberg, Director, Senior Vice President, Chief Risk Officer and Chief Actuary of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(14) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(15)	Powers of Attorney for Susan A. Thrope, Director of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(15) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(j)(16)	Powers of Attorney for Matthew D. Wion, Director and Senior Vice President of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Post-Effective Amendment No. 34 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 11/20/2015 and incorporated herein by reference.

(k)	Legal Opinion.

Opinion and consent of Thomas F. English, Esq. - Filed herewith.

(l)	Actuarial Opinion.

Opinion and consent of David Katz, Corporate Vice President and Actuary- Filed herewith.

(m)	Calculation.

(m)	Sample Calculation of Illustrations for Corp Exec Accumulator VUL - Filed herewith.

(n)	Other Opinions.

Consent of PricewaterhouseCoopers LLP - Filed herewith.

(o)	Omitted Financial Statements.

Not applicable.

(p)	Initial Capital Agreements.

Not applicable.

(q)	Redeemability Exemption.

(q)

Memorandum describing NYLIAC’s Issuance, Transfer and Redemption Procedures for the Policy pursuant to

Rule 6e - 3(T)(b)(12)(iii) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (q) to Post-Effective Amendment No. 32 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-161336), filed 4/16/2014 and incorporated herein by reference.

ITEM 27.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.

Name:	Title:
Mathas, Theodore A.	Chairman & Chief Executive Officer
Ashe, Christopher T.	Director & Senior Vice President
Bedard, David G.	Director & Senior Vice President
Blunt, Christopher O.	Director, Executive Vice President & President Investments Group
Cruz, David	Director & Senior Vice President
Fleurant, John T.	Director, Executive Vice President & Chief Financial Officer
Gardner, Robert M.	Director, Vice President & Controller
Harte, Frank	Director & Senior Vice President
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Kim, John Y.	Director & President
Miller, Amy	Director
Pfaff, Mark W.	Director, Executive Vice President & Head of Agency
Seter, Arthur H.	Director, Senior Vice President & Chief Investment Officer
Steinberg, Joel M.	Director, Senior Vice President, Chief Risk Officer & Chief Actuary
Thrope, Susan A.	Director
Wion, Matthew D.	Director & Senior Vice President
Badler, Sara L.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Castellani, David J.	Senior Vice President
Cole, Thomas	Senior Vice President
Cook, Alexander I.	Senior Vice President
Del Secolo, Michael	Senior Vice President & Chief Technology Officer
DeSanto, Craig L.	Senior Vice President & Actuary
DiMella, Robert A.	Senior Vice President
English, Thomas F.	Senior Vice President & Chief Legal Officer
Fisher, Stephen P.	Senior Vice President
Girard, Thomas J.	Senior Vice President
Glover, Troy E.	Senior Vice President
Grove, Matthew M.	Senior Vice President
Hebron, Robert J.	Senior Vice President
Loffredo, John M.	Senior Vice President
Malloy, Anthony R.	Senior Vice President
McDermott, Gail A.	Senior Vice President
McInerney, Barbara J.	Senior Vice President & Chief Compliance Officer
Ok, Francis	Senior Vice President
Oleske, Michael M.	Senior Vice President & Chief Tax Counsel
Phlegar, Jeffrey S.	Senior Vice President
Roberts, Dan C.	Senior Vice President
Rocchi, Gerard A.	Senior Vice President
Schwartz, Richard C.	Senior Vice President
Senser, Jerrold K.	Senior Vice President
Shively, George S.	Senior Vice President & Legal Officer
Talgo, Mark W.	Senior Vice President
Yoon, Jae	Senior Vice President
Anderson, Erik A.	Vice President & Actuary
Ascione, Mitchell P.	Vice President
Attias, Steven	Vice President & Chief Information Security Officer
Bain, Karen A.	Vice President - Tax
Baker, Lee C.	Vice President
Bartlett, Judy R.	Vice President & Legal Officer
Bonvouloir, John	Vice President
Brill, Elizabeth	Vice President
Carbone, Jeanne M.	Vice President
Casanova, Ramon A.	Vice President & Actuary
Chen, Roger	Vice President
Cherpelis, George S.	Vice President
Cohen, Louis N.	Vice President
Cristallo, James J.	Vice President & Actuary
Cunningham, Paul K.	Vice President
DeToro, Karen J.	Vice President
Dial, Robert H.	Vice President
Diaz, Mayra L.	Vice President
DiRago, John C.	Vice President
Donnelly, Kathleen A.	Vice President
Donohue, Robert	Vice President & Assistant Treasurer
Dubrow, Michael G.	Vice President
Feinstein, Jonathan	Vice President
Ferguson, Robert E.	Vice President
Ferraro, Anthony	Vice President & Actuary
Fitzgerald, Edward J.	Vice President
Fong, Michael	Vice President & Actuary
Frawley, Stephanie A.	Vice President
Furlong, Brian	Vice President
Gangemi, Thomas J.	Vice President
Goldstein, Ross M.	Vice President
Hamrick, Jane L.	Vice President & Actuary
Heller, Thomas S.	Vice President
Hoffman, Eric S.	Vice President
Huang, Angela	Vice President & Actuary
Huang, Dylan W.	Vice President
Hynes, Joseph E.	Vice President
Hynes, Robert J.	Vice President
Karmen, Robert	Vice President & Legal Officer
Killian, Jeffrey	Vice President
Kim, Terry	Vice President
Kimble, Michael J.	Vice President
Koltisko, Joseph D.	Vice President
Kraus, Linda M.	Vice President
Kravitz, Jodi L.	Vice President & Actuary
Leber, Richard B.	Vice President, Legal Officer & Assistant Secretary
Lenz, Scott L.	Vice President & Tax Counsel
Loutrel, Brian C.	Vice President & Chief Privacy Officer
Lynn, Eric J.	Vice President & Actuary
Marinaccio, Ralph S.	Vice President
McGinnis, Timothy M.	Vice President
McNamara, Stephen J.	Vice President & Actuary
Millay, Edward P.	Vice President
Moffitt, Eric A.	Vice President
Morris, Ryan J.	Vice President & Actuary
Mosquera, Jaime	Vice President & Actuary
Multer, Corey B.	Vice President
Murphy, Marijo F.	Vice President
Pasyanos, Nicholas	Vice President & Actuary
Pell, Gideon A.	Vice President
Perry, Valerie L.	Vice President - Underwriting
Petty, William	Vice President
Quartararo, Paul	Vice President & Chief Medical Director
Rubin, Janis C.	Vice President
Rzad, Amaury J.	Vice President
Seewald, Scott R.	Vice President
Shannon, Joseph J.	Vice President
Silber, Irwin	Vice President & Actuary
Smith, Kevin M.	Vice President
Sorg, Thomas C.	Vice President
Starr, Andrew P.	Vice President
Suryapranata, Monica	Vice President
Swanson, Matthew T.	Vice President
Tate, William P.	Vice President
Tillotson, Sandra G.	Vice President
Troeller, Thomas J.	Vice President & Actuary
Verastegui, Victor A.	Vice President
Wagenseil, Taylor	Vice President
Wagner, Robin M.	Vice President
Walsh, Richard M.	Vice President
Weinstein, Scott W.	Vice President
Whites, Charles A.	Vice President & Legal Officer
Wildin, Michellen	Vice President
Yashnyk, Michael A.	Vice President
Zeng, Paul	Vice President & Actuary

ITEM 28.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
ICAP Funds Inc.	Maryland
The MainStay Funds (1)	Massachusetts
MainStay VP Funds Trust (1)(2)	Maryland
MainStay Funds Trust	Delaware
New York Life Insurance and Annuity Corporation	Delaware
Pacific Square Investments LLC	Delaware
29 Park Investments No. 2 Limited	Cayman Islands
NYLIFE LLC	Delaware
Eagle Strategies LLC	Delaware

(1)	Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.

(2)	New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

(+)	By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

Name	Jurisdiction of Organization	Percentage of Voting Securities Owned
Biris Holdings LLC	(Delaware)
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Concourse CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 North First CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 North First LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC Ridder Park CA LLC	(Delaware)
MNCVAD-GRAYMARK Ridder	(Delaware)	(97.50%)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[1]	(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
New York Life Insurance and Annuity Corporation	(Delaware)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 11.8%)
2015 Strategic Asset Holdings LLC (New York) (entity dissolved 10/2015)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(8%)	[2]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)	[3]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS : 1%)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 44.26%; NYLIAC: 44.26%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIC: 56.23% NYLIAC: 23.47%; MacKay: 1.22%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 26.92%; MacKay: 0.79%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Fund	(Ireland)	(NYLIC: 95.38%; MacKay 4.61%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(13.91%)	[4]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master), LP	(Delaware)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
Madison Capital Funding LLC	(Delaware)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
Warwick McAlester Holdings, LLC	(Delaware)
Meeco Sullivan, LLC	(Delaware)
Electric Avenue, LLC	(Delaware)
WDC Liquidation Trust (Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
LMF WF Portfolio II, LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO I LLC	(Delaware)	(2.53%)	[8]
MCF CLO III LLC	(Delaware)	(2.33%)	[8]
MCF CLO II LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO V Warehouse LLC	(Delaware)	(5%)	[8]
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[8]
MCF Mezzanine Fund I LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)	[8]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia,Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)	[8]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
NYLCAP III RBG Corp.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
NYLCAP III-A RBG Corp.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar, Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)	[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine III Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	(Luxembourg)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
C.B. Fleet TopCo. LLC	(Delaware)	(17%**collectively)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)	[5]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)	[6]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
Evolvence Asset Manamement, Ltd.		(Goldpoint: 24.5%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
Metropolis II Construction, LLC	(Delaware)
Streets Las Vegas, LLC	(Arizona)	(90%)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
Financial Development LLC	(Delaware)	(“FD LLC”) (74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)	(“NYLIMGH”)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (NYLIMGH: 97%; 1 share held by CANLUXS)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; NYLIMGH: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Dublin	(Ireland)
Candriam Treasury Management		(CANBEL: 7.93%; CANFR: 4.11%)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 32.36%; CANBEL: 28.86%) (“BILPAC”)
Cordius CIG	(Lux)	(62.96%; CANBEL: 18.52%; CANFR: 18.52%)
Cordius B Protected Strageties	(Lux)	(CANBEL: 100%)
Ausbil Investment Management Limited	(Australia)	(77.81%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(64.25%)
Alternative Fund LV, LLC	(Delaware)
Alternative Fund LV II, LLC	(Delaware)
Private Advisors Alternative Asset Fund LLC	(Delaware)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[7]
PAPEF Carry Parent, LLC	(Delaware)
PAPEF Carry, LLC	(Delaware)
Private Advisors Income Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund, L.P.	(Delaware)	(“PASCBF”)
Private Advisors Alternative Small Company Buyout Fund, L.P.	(Delaware)	(“PAASCBF”)
Small Company Buyout Blocker Corp.	(Delaware)	(“Smallco Blocker”)
Small Company Buyout ECI, LP	(Delaware)	(PASCBF: 88.6%; Smallco Blocker: 11.4%)
Small Company Buyout Holding, LP	(Delaware)	(PASCBF: 88.6%; PAASCBF: 11.4%)
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF Carry, LLC	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
PA Stable Value Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
The Hedged Strategies Fund (QP), Ltd.	(Cayman Islands)	(0%)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager)	[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-RTL Centerstone II CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Canyon Commons CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[8]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)
Flatiron CLO 16 Ltd.	(Cayman Islands)	(100%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Old Post Road LLC	(Delaware)
NJIND Brunswick Avenue LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)	(50%)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)	(50%)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(95%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%; NYLIAC: 37.692308%)
CT 611 W. JOHNSON AVE LLC	(Delaware)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND Chino CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-MF Chandler AZ LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[9]
New York Life Global Funding	(Delaware)[9]
NYL Equipment Issuance Trust	(Delaware)[10]
NYL Equipment Issuance Trust 2014-2	(Delaware)[10]
Government Energy Savings Trust 2003-A (GEST)	(New York)[10]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[10]
NYLARC Holding Company Inc.	(Arizona)[9]
New York Life Agents Reinsurance Company	(Arizona)[9]
Samsung US Dynamic Asset Allocation Securities Feeder Investment Trust H	(NYL: 49.1%)
Biris Holdings LLC	(Delaware)
NYL Investors LLC	(Delaware)
NYL Investors (U.K.) Limited	(United Kingdom)
NYLIM Holdings NCVAD GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund I, L.P.	(Delaware)	(50%)
MNCVAD-IND Greenwood CA LLC	(Delaware)
MNCVAD-IND Concourse CA LLC	(Delaware)
MNCVAD-IND Norris Canyon CA LLC	(Delaware)
MNCVAD-CP Norris Canyon LLC	(Delaware)	(94%)
MNCVAD-IND Petaluma CA LLC	(Delaware)
MNCVAD-OFC 2665 North First CA LLC	(Delaware)
MNCVAD-SEAGATE 2665 North First LLC	(Delaware)	(90%)
MNCVAD-OFC Bridgepointe CA LLC	(Delaware)
MNCVAD-OFC Ridder Park CA LLC	(Delaware)
MNCVAD-GRAYMARK Ridder	(Delaware)	(97.50%)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
New York Life Short Term Fund[11]		(New York)
NYLIFE Insurance Company of Arizona	(Arizona)
New York Life Insurance and Annuity Corporation	(Delaware)
Ausbil IT – Ausbil Microcap Fund	(Australia)	(NYLIAC: 11.8%)
2015 Strategic Asset Holdings LLC (New York) (entity dissolved 10/2015)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(8%)	[12]
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)	[13]
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99% ; ADIS : 1%)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
New York Life Investment Management Holdings LLC	(Delaware)
Institutional Capital LLC	(Delaware)
MacKay Shields LLC	(Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC	(Delaware)
MacKay Shields Core Plus / Opportunities Fund LP	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Emerging Markets Credit Portfolio	(Ireland)	(NYLIC: 44.26%; NYLIAC: 44.26%)
Plainview Funds plc – MacKay Shields Flexible Bond Portfolio	(Ireland)	(NYLIC: 56.23% NYLIAC: 23.47%; MacKay: 1.22%)
Plainview Funds plc – MacKay Shields Unconstrained Bond Portfolio	(Ireland)	(NYLIC: 26.92%; MacKay: 0.79%)
Plainview Funds plc – MacKay Shields Floating Rate High Yield Fund	(Ireland)	(NYLIC: 95.38%; MacKay 4.61%)
Plainview Funds plc – MacKay Shields Core Plus Opportunities Portfolio	(Ireland)	(NYL: 0%)
MacKay Shields Statutory Trust – High Yield Bond Series	(Connecticut)[8]
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Credit Strategy Fund Ltd	(Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(13.91%)	[14]
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields (International) Ltd.	(UK)	(“MSIL”)
MacKay Shields (Services) Ltd.	(UK)	(“MSSL”)
MacKay Shields UK LLP	(UK)	(MSIL: 99%; MSSL: 1%)
MacKay Shields General Partner (L/S) LLC	(Delaware)
MacKay Shields Long/Short Fund LP	(Delaware)
MacKay Shields Long/Short Fund (Master), LP	(Delaware)
MacKay Shields Global Derivatives LLC	(Delaware)
MacKay Municipal Managers Puerto Rico Opportunities GP LLC	(Delaware)
MacKay Puerto Rico Opportunities Funds, L.P.	(Delaware)
MacKay Puerto Rico Opportunities Feeder Fund, L.P.	(Cayman Islands)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal Managers California Opportunities Fund, L.P.	(Delaware)
Madison Capital Funding LLC	(Delaware)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
Warwick McAlester Holdings, LLC	(Delaware)
Meeco Sullivan, LLC	(Delaware)
Electric Avenue, LLC	(Delaware)
WDC Liquidation Trust (Control is through MFC acting as Trustee-no voting)
MCF Capital Management LLC (“MCFCMLLC”)	(Delaware)
Ironshore Investment BL I Ltd.	(Bermuda)[8]	(0 voting ownership)
LMF WF Portfolio II, LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO I LLC	(Delaware)	(2.53%)	[8]
MCF CLO III LLC	(Delaware)	(2.33%)	[8]
MCF CLO II LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[8]	(0 voting ownership)
MCF CLO V Warehouse LLC	(Delaware)	(5%)	[8]
Montpelier Carry Parent, LLC	(Delaware)
Montpelier Carry, LLC	(Delaware)
Montpelier GP, LLC	(Delaware)
Montpelier Fund, L.P.	(Delaware)
MCF Mezzanine Carry I LLC	(Delaware)[8]
MCF Mezzanine Fund I LLC	(Delaware)
Young America Holdings, LLC (“YAH”)	(Delaware)	(36.35%)	[8]
YAC.ECOM Incorporated	(Minnesota)
Young America, LLC (“YALLC”)	(Minnesota)
Global Fulfillment Services, Inc.	(Arizona)
SourceOne Worldwide, Inc.	(Minnesota)
YA Canada Corporation	(Nova Scotia,Canada)
Zenith Products Holdings, Inc.	(Delaware)	(16.36%)	[8]
ZPC Holding Corp.	(Delaware)
Zenith Products Corporation	(Delaware)
Cornerstone Capital Management Holdings LLC	(Delaware)
Cornerstone Capital Management, LLC	(Delaware)	(51%)
Cornerstone Capital Management Large-Cap Enhanced Index Fund GP, LLC	(Delaware)
Cornerstone Capital Management Large-Cap Enhanced Index Fund, L.P.	(Delaware)
GoldPoint Partners LLC	(Delaware)
New York Life Capital Partners, L.L.C.	(Delaware)
New York Life Capital Partners, L.P.	(Delaware)
New York Life Capital Partners II, L.L.C.	(Delaware)
New York Life Capital Partners II, L.P.	(Delaware)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)
New York Life Capital Partners III GenPar, L.P.	(Delaware)
New York Life Capital Partners III, L.P.	(Delaware)
NYLCAP III RBG Corp.	(Delaware)
New York Life Capital Partners III-A, L.P.	(Delaware)
NYLCAP III-A RBG Corp.	(Delaware)
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV GenPar, L.P.	(Delaware)
New York Life Capital Partners IV, L.P.	(Delaware)
New York Life Capital Partners IV-A, L.P.	(Delaware)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Partners Co-Investment V, LP	(Delaware)**
GoldPoint Partners Co-Investment V ECI Blocker Holdco A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker A, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker B, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker C, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker D, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker E, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker Holdco F, LP	(Delaware)
GoldPoint Partners Co-Investment V ECI Blocker F, LP	(Delaware)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Canada III GenPar, Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
NYLCAP 2010 Co-Invest GenPar GP, LLC	(Delaware)
NYLCAP 2010 Co-Invest GenPar L.P.	(Delaware)
NYLCAP 2010 Co-Invest L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker A L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker B L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker E L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker F L.P.	(Delaware)
NYLCAP 2010 Co-Invest ECI Blocker Holdco G L.P.	(Delaware)
NYLCAP 2010 C0-Invest ECI Blocker G L.P.	(Delaware)
NYLCAP Canada GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund, LP	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine GenPar GP, LLC	(Delaware)
NYLIM Mezzanine GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners, LP	(Delaware)
NYLIM Mezzanine Partners Parallel Fund, LP	(Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Offshore Partners II, LP	(Cayman Islands)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
New York Life Investment Management Mezzanine Partners II, LP	(Delaware)
NYLIM Mezzanine II Luxco S.à.r.l.	(Luxembourg)
NYLIM Mezzanine Partners II Parallel Fund, LP	(Delaware)
NYLIM Mezzanine II Parallel Luxco S.à.r.l.	(Luxembourg)
Voice Holdco Ltd.	(Nova Scotia, Canada)	(27%)	[9]
Voice Holdings Ltd.	(Nova Scotia, Canada)
Voice Construction Ltd.	(Alberta, Canada)
Voice Construction Opco ULC	(Alberta, Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III-K Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III, LP	(Delaware)**
NYLCAP Mezzanine III Luxco S.à.r.l.	(Luxembourg)
NYLCAP Mezzanine Partners III Parallel Fund, LP	(Delaware)**
NYLCAP Mezzanine Partners III 2012 Co-Invest, LP	(Delaware)**
NYLCAP Mezzanine III 2012 Luxco S.à.r.l	(Luxembourg)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker A, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker B, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco C, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker C, LP	(Delaware)
C.B. Fleet TopCo. LLC	(Delaware)	(17%**collectively)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker D, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker E, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker Holdco F, LP	(Delaware)
NYLCAP Mezzanine Partners III 2012 Co-Invest ECI Blocker F, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar GP, LLC	(Delaware)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager Fund, LP	(Delaware)
NYLCAP Select Manager Cayman Fund, LP	(Cayman Islands)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)**
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co., LLC	(Mauritius)	(24.66%)	[15]
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)	[16]
NYLIM Jacob Ballas India Fund III (Mauritius) LLC
NYLIM Jacob Ballas Capital India (FVCI) III (Mauritius) LLC
NYLIM Jacob Ballas India (FII) III (Mauritius) LLC
NYLCAP Holdings	(Mauritius)
Jacob Ballas Capital India PVT. Ltd.	(Mauritius)	(23.30%)
Evolvence Asset Manamement, Ltd.		(Goldpoint: 24.5%)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
NYLIM Real Estate Mezzanine Fund II, LP	(Delaware)
NYLIM-TND, LLC	(Delaware)
NYLIM-DCM, LLC	(Delaware)
NYLIM-MM, LLC	(Delaware)
DCM-N, LLC	(Delaware)	(80%)
DCM Warehouse Series A, LLC	(Delaware)
DCM Warehouse Series One, LLC	(Delaware)
Sixteen West Savannah, LLC	(Indiana)
Metropolis II Construction, LLC	(Delaware)
Streets Las Vegas, LLC	(Arizona)	(90%)
NYLIM RE Mezzanine Fund II Investment Corporation	(Delaware)
IndexIQ Holdings Inc.	(Delaware)	(“IQ Holdings”)
Financial Development LLC	(Delaware)	(“FD LLC”) (74.37%; IQ Holdings: 25.63%)
IndexIQ Inc.	(Delaware)
IndexIQ LLC	(Delaware)
IndexIQ Advisors LLC	(Delaware)
NYLIM-GCR Fund I, LLC	(Delaware)	(50%)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)
New York Life Investment Management Holdings International S.a.r.l.	(Luxembourg)
New York Life Investment Management Holdings II International S.a.r.l.	(Luxembourg)
New York Life Investment Management Global Holdings S.a.r.l.	(Luxembourg)	(“NYLIMGH”)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam Luxembourg	(Luxembourg)	(“CANLUX”) (NYLIMGH: 97%; 1 share held by CANLUXS)
Candriam Belgium	(Belgium)	(“CANBEL”) (99.99%; NYLIMGH: 0.01%)
Candriam France	(France)	(“CANFR”)
Candriam Dublin	(Ireland)
Candriam Treasury Management		(CANBEL: 7.93%; CANFR: 4.11%)
BIL Prime Advanced Cash + 100	(Lux)	(CANLUX: 32.36%; CANBEL: 28.86%) (“BILPAC”)
Cordius CIG	(Lux)	(62.96%; CANBEL: 18.52%; CANFR: 18.52%)
Cordius B Protected Strageties	(Lux)	(CANBEL: 100%)
Ausbil Investment Management Limited	(Australia)	(77.81%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
NYLIFE Distributors LLC	(Delaware)
Private Advisors L.L.C.	(Delaware)	(64.25%)
Alternative Fund LV, LLC	(Delaware)
Alternative Fund LV II, LLC	(Delaware)
Private Advisors Alternative Asset Fund LLC	(Delaware)
PACIF Carry Parent, LLC	(Delaware)
PACIF Carry, LLC	(Delaware)
PACIF GP, LLC	(Delaware)
Private Advisors Coinvestment Fund, LP	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
Private Advisors Distressed Opportunities Fund, L.P.	(Delaware)
PA Hedged Equity Fund, L.P.	(Delaware)
Private Advisors Hedged Equity Fund (QP), L.P.	(Delaware)
Private Advisors Hedged Equity Master Fund	(Delaware)[17]
PAPEF Carry Parent, LLC	(Delaware)
PAPEF Carry, LLC	(Delaware)
Private Advisors Income Fund, L.P.	(Delaware)
Private Advisors Small Company Buyout Fund, L.P.	(Delaware)	(“PASCBF”)
Private Advisors Alternative Small Company Buyout Fund, L.P.	(Delaware)	(“PAASCBF”)
Small Company Buyout Blocker Corp.	(Delaware)	(“Smallco Blocker”)
Small Company Buyout ECI, LP	(Delaware)	(PASCBF: 88.6%; Smallco Blocker: 11.4%)
Small Company Buyout Holding, LP	(Delaware)	(PASCBF: 88.6%; PAASCBF: 11.4%)
Private Advisors Small Company Buyout Fund II, L.P.	(Delaware)
PASCBF III GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund III, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund IV, LP	(Delaware)
PASCBF IV Carry Parent, LLC	(Delaware)
PASCBF IV Carry, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
Private Advisors Small Company Buyout Fund V–ERISA Fund, LP	(Delaware)
PASCBF V Carry Parent, LLC	(Delaware)
PASCBF Carry, LLC	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Cuyahoga Capital Partners I Management Group, LLC	(Delaware)
Cuyahoga Capital Partners I, L.P.	(Delaware)
Cuyahoga Capital Partners II Management Group LLC	(Delaware)
Cuyahoga Capital Partners II LP	(Delaware)
Cuyahoga Capital Partners III Management Group LLC	(Delaware)
Cuyahoga Capital Partners III LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF Carry, LLC	(Delaware)
Private Advisors Hedged Equity Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Fund (QP), Ltd.	(Cayman Islands)	(0%)
Private Advisors Hedged Equity Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
PA Stable Value Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value ERISA Fund, Ltd.	(Cayman Islands)	(0%)
Private Advisors Stable Value Master Fund, Ltd.	(Cayman Islands)	(owned by two funds above)
The Hedged Strategies Fund (QP), Ltd.	(Cayman Islands)	(0%)
UVF GP, LLC	(Delaware)
Undiscovered Value Fund, LP	(Delaware)
Undiscovered Value Fund, Ltd.	(Cayman Islands)[8]
Undiscovered Value Master Fund SPC	(Cayman Islands)
Madison Core Property Fund LLC	(Delaware)	(NYL Investors is Non Member Manager)	[8]
MIREF 1500 Quail, LLC	(Delaware)
MIREF Mission Heritage, LLC	(Delaware)
MIREF Linpro Center, LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Seaside, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
1101 Taylor Road LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF York Road, LLC	(Delaware)
York Road EW LLC	(Delaware)	(64.8%)
York Road Retail West, LLC	(Delaware)	(64.8%)
2001 EW LLC	(Delaware)
2122 EW LLC	(Delaware)
MIREF Saddle River LLC	(Delaware)
Via Verde San Dimas, LLC	(Delaware)
MIREF DC Corp.	(Delaware)
MIREF L Street, LLC	(Delaware)
1901 L Street Corp.	(Delaware)
1901 L Street LLC	(District of Columbia)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF Corporate Woods, LLC	(Delaware)
MIREF Bedminster, LLC	(Delaware)
MIREF Barton’s Creek, LLC	(Delaware)
Barton’s Lodge Apartments, LLC	(Delaware)	(90%)
MIREF Marketpointe, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Waterview, LLC	(Delaware)
MIREF Chain Bridge, LLC	(Delaware)
1991 Chain Bridge Road, LLC	(Delaware)
MIREF Aptakisic, LLC	(Delaware)
Aptakisic Creek Corporate Park, LLC	(Delaware)
MIREF 250 Montgomery, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-IND Valley Business Park CA LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-IND Assateague MD LLC	(Delaware)
MADISON-SP Assateague LLC	(Delaware)	(90%)
MADISON-MF Casa Santa Fe AZ LLC	(Delaware)
MADISON-MF Cabrillo AZ LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-RTL Centerstone II CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Canyon Commons CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-IND Logistics NC LLC	(Delaware)
MCPF-LRC Logistics LLC	(Delaware)	(90%)
MADISON-MF Desert Mirage AZ LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-IND Fenton MO LLC	(Delaware)
MADISON-IND Hitzert Roadway MO LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
NYLIM Flatiron CLO 2004-1 Ltd.	(Cayman Islands)[18]
NYLIM Flatiron CLO 2004-1 Equity Holdings LLC, Series A	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2006-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2007-1 Ltd.	(Cayman Islands)
NYLIM Flatiron CLO 2007-1 Equity Holdings LLC, Series A	(Cayman Islands)
Flatiron CLO 2011-1 Ltd.	(Cayman Islands)
Flatiron CLO 2012-1 Ltd.	(Cayman Islands)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)
Flatiron CLO 2014-1-Ltd.	(Cayman Islands)
Flatiron CLO 16 Ltd.	(Cayman Islands)	(100%)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
Silverado CLO 2006-II Limited	(Cayman Islands)
Silverado 2006-II Equity Holdings LLC, Series A	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYL Executive Benefits LLC	(Delaware)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
NYLUK I Company	(United Kingdom)
NYLUK II Company	(United Kingdom)
Gresham Mortgage	(United Kingdom)
W Construction Company	(United Kingdom)
WUT	(United Kingdom)
WIM (AIM)	(United Kingdom)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
CC Acquisitions, LP	(Delaware)
NYL Midwest Apartments LLC	(Delaware)
REEP-IND Continental NC LLC	(Delaware)
LRC-Patriot, LLC	(Delaware)	(93%)
REEP-LRC Industrial LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)
NJIND Old Post Road LLC	(Delaware)
NJIND Brunswick Avenue LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Bay Avenue LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
NJIND Carter Drive LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Enclave TX LLC	(Delaware)
Enclave CAF LLC	(Delaware)	(50%)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-SP Marina Landing LLC	(Delaware)	(98%)
REEP-MF Mira Loma II TX LLC	(Delaware)
Mira Loma II, LLC	(Delaware)	(50%)
REEP-MF Summitt Ridge CO LLC	(Delaware)
Summitt Ridge Apartments, LLC	(Delaware)	(50%)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-OF Centerpointe VA LLC	(Delaware)
Centerpointe (Fairfax) Holdings LLC	(Delaware)	(50%)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(95%)
REEP-OFC 575 Lex NY LLC	(Delaware)
REEP-OFC 575 Lex NY GP LLC	(Delaware)
Maple REEP-OFC 575 Lex Holdings LP	(Delaware)	(50%)
Maple REEP-OFC 575 Lex Owner LLC	(Delaware)	(50%)
REEP OFC Westory DC LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-OFC Royal Centre GA LLC	(Delaware)
Royal Centre, LLC	(Delaware)	(90%)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 62.307692%;
CT 611 W. JOHNSON AVE LLC	(Delaware)	NYLIAC: 37.692308%)
CT 550 RESEARCH PKWY LLC	(Delaware)
CT 160 CORPORATE COURT LLC	(Delaware)
NJ 663 E. CRESCENT AVE LLC	(Delaware)
NJ 1881 ROUTE 46 LLC	(Delaware)
PA 180 KOST RD LLC	(Delaware)
REEP-IND Aegean MA LLC	(Delaware)
REEP-IND Chino CA LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Green Oaks IL LLC	(Delaware)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND RTG NC LLC	(Delaware)
REEP-MF Chandler AZ LLC	(Delaware)
REEP-MF Issaquah WA LLC	(Delaware)
REEP-MF Mount Vernon GA LLC	(Delaware)
REEP-MF Verde NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
New York Life Funding	(Cayman Islands)[19]
New York Life Global Funding	(Delaware)[9]
NYL Equipment Issuance Trust	(Delaware)[10]
NYL Equipment Issuance Trust 2014-2	(Delaware)[10]
Government Energy Savings Trust 2003-A (GEST)	(New York)[20]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[10]
NYLARC Holding Company Inc.	(Arizona)[9]
New York Life Agents Reinsurance Company	(Arizona)[9]
Samsung US Dynamic Asset Allocation Securities Feeder Investment Trust H	(NYL: 49.1%)

[1]	Control is by virtue of NYLIC and subsidiaries being general partners.
[2]	NYL Cayman Holdings Ltd. owns 92%.
[3]	NYL Worldwide Capital Investment LLC owns 0.002%.
[4]	NYLIC owns 13.53%, NYLIAC owns 0.00%, and MacKay owns .59% for a total ownership of 13.91%.
[5]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
[6]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
[7]	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
[8]	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
[9]	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
[10]	Control is through financial interest, not ownership of voting interests.
[11]	Control is by virtue of NYLIC and subsidiaries being general partners.
[12]	NYL Cayman Holdings Ltd. owns 92%.
[13]	NYL Worldwide Capital Investment LLC owns 0.002%.
[14]	NYLIC owns 13.53%, NYLIAC owns 0.00%, and MacKay owns .59% for a total ownership of 13.91%.

[15]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
[16]	NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
[17]	Private Advisors Hedged Equity Fund (QP), L.P. owns 33.61% and PA Hedged Equity Fund, L.P. owns 66.39% of the Master Fund.
[18]	Control of each CLO/CDO and other entities is pursuant to an investment management contract with NYLIM or affiliate, not through ownership of voting interests unless, otherwise, ownership noted.
[19]	Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
[20]	Control is through financial interest, not ownership of voting interests.

ITEM 29.	INDEMNIFICATION

Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.

Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC (Exhibit No. (f)(2)(b) hereto) for the full text of the indemnification provisions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.	PRINCIPAL UNDERWRITERS

(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

NYLIAC Variable Universal Life Separate Account-I

NYLIAC MFA Separate Account-I

NYLIAC MFA Separate Account-II

NYLIAC Variable Annuity Separate Account-I

NYLIAC Variable Annuity Separate Account-II

NYLIAC Variable Annuity Separate Account-III

NYLIAC Variable Annuity Separate Account-IV

NYLIAC VLI Separate Account

MainStay Funds

MainStay VP Funds Trust (formerly, MainStay VP Series Fund)

Private Advisors Alternative Strategies Fund

Private Advisors Alternative Strategies Master Fund

(b) Management.

The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Names of Directors and Officers	Positions and Offices with Underwriter
Fisher, Stephen P.	Chairman of the Board & Chief Executive Officer
Gardner, Robert M.	Manager
Harte, Frank	Manager, Senior Vice President & Chief Financial Officer
Hebron, Robert J.	Executive Vice President, AMN Executive Benefits and Retail Distribution
Akkerman, John W.	Senior Managing Director, MacKay Shields Institutional Sales
Cruz, David	Senior Managing Director, Individual Annuities
Hung, Yie-Hsin	Senior Managing Director, Investments Boutique
Lawton, Drew E.	Senior Managing Director, Cornerstone Capital Management Institutional Sales
McInerney, Barbara J.	Senior Managing Director, Compliance
Barrack, Robert M.	Managing Director, GoldPoint Partners Institutional Sales
Childress, Tod K.	Managing Director, Private Advisors Institutional Sales
Gomez, Mark A.	Managing Director and General Counsel
Henehan, Joseph J.	Managing Director, Retirement Plan Services
O’Gara, John J.	Managing Director, US Life and Agency Product Consulting
Parness, Amanda S.	Managing Director, GoldPoint Partners Institutional Sales
Russman, Laurette	Managing Director, MacKay Shields Institutional Sales
Wagner, Robin M.	Managing Director and Chief Compliance Officer
Wickwire, Brian D.	Managing Director, NYLIM Service Company, Controller and Chief Operating Officer
Bain, Karen A.	Vice President - Tax
Shively, George S.	Secretary
Hession, Michael	Assistant Secretary
Sharrier, Elizabeth	Assistant Secretary

(c) Compensation from the Registrant.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation

NYLIFE Distributors LLC	-0-	-0-	-0-	-0-

ITEM 31.	LOCATION OF ACCOUNTS AND RECORDS.

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life—Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 32.	MANAGEMENT SERVICES.

Not applicable.

ITEM 33.	FEE REPRESENTATION.

New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the NYLIAC CorpExec Accumulator Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 20th day of November, 2015.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I (Registrant)

By:	/s/ Charles Whites
Charles Whites
Vice President and Legal Officer
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)

By:	/s/ Charles Whites
Charles Whites
Vice President and Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Christopher T. Ashe*	Director
David G. Bedard*	Director
Christopher O. Blunt*	Director
David Cruz*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director and Controller (Principal Accounting Officer)
Frank M. Harte*	Director
Thomas A. Hendry*	Director
John Y. Kim*	Director and President
Theodore A. Mathas*	Chairman and Chief Executive Officer (Principal Executive Officer)
Amy Miller*	Director
Mark W. Pfaff*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Susan A. Thrope*	Director
Matthew D. Wion*	Director

By:	/s/ Charles Whites
Charles Whites
Attorney-in-Fact
November 20, 2015

*	Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Exhibit Number	Description

(k)	Opinion and Consent of Thomas F. English, Esq.

(l)	Opinion and Consent of David Katz, Corporate Vice President and Actuary

(m)	Sample Calculation of Illustrations for CorpExec Accumulator VUL

(n)	Consent of PricewaterhouseCoopers LLP